Fidelity®

Balanced

Fund

Annual Report

July 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	7.23%	96.61%	190.76%
Fidelity Balanced Hybrid Composite	3.58%	80.65%	216.75%
LB Aggregate Bond	12.69%	46.24%	115.08%
Russell 3000 ®	-13.83%	97.76%	278.86%
Russell 3000 ® Value	9.72%	106.02%	312.25%
S&P 500 ®	-14.33%	103.66%	286.18%
Balanced Funds Average	-2.12%	64.55%	171.95%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Hybrid Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Russell 3000 ® Index, the Russell 3000 ® Value Index and the Lehman Brothers ® Aggregate Bond Index using a weighting of 30%, 30% and 40%, respectively. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 467 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced	7.23%	14.48%	11.26%
Fidelity Balanced Hybrid Composite	3.58%	12.56%	12.22%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Balanced Fund on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $29,076 - a 190.76% increase on the initial investment. For comparison, look at how both the Standard & Poor's 500 SM Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $38,618 - a 286.18% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,508 - a 115.08% increase. You can also look at how the Fidelity Balanced Hybrid Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Index, the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $31,675 - a 216.75% increase. Beginning with this report, the fund will compare its performance to that of the Fidelity Balanced Hybrid Composite Index rather than the Fidelity Balanced Income Composite Index. The Fidelity Balanced Hybrid Composite Index more closely reflects the fund's investment strategy.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fund Talk: The Managers' Overview

Market Recap

Two paths diverged in the woods, and the one less traveled by generally offered shareholders a much better return on their investment during the 12-month period ending July 31, 2001. For the most part, fixed-income securities of nearly all types provided superior performance relative to equities during this time. A slowing economy, poor corporate earnings and sharply reduced capital spending quickly ended the speculative stock market excesses of the late 1990s, and convinced investors to refocus on individual company fundamentals, earnings and valuations. In response, large-cap technology and telecommunications stocks were sold off, and smaller-cap value stocks returned to prominence. For the 12-month period, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 23.75%. Meanwhile, the large-cap Russell 1000® Growth Index declined 35.06%. Other growth-oriented indexes also posted losses. The Standard & Poor's 500SM Index fell 14.33%, while the tech-heavy NASDAQ Composite® Index staggered to a -46.06% return. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the period up 1.68%. Investment-grade bonds, on the other hand, posted one of their strongest 12-month returns since 1996. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 12.69% during this time frame. Corporate bonds were the best performers, as the Lehman Brothers Credit Bond Index returned 13.82%.

(Portfolio Manager photograph)
An interview with Robert Ewing (right), Lead Portfolio Manager of Fidelity Balanced Fund, and Kevin Grant (left), manager for fixed-income investments

Q. How did the fund perform, Bob?

R.E. We're proud of how the fund performed. For the one-year period ending July 31, 2001, the fund returned 7.23%, outpacing the -2.12% return of the balanced funds average tracked by Lipper Inc. The fund also beat the Fidelity Balanced Hybrid composite Index - a hypothetical combination of unmanaged indexes including the total returns of the Russell 3000® Index, Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index, using a weighting of 30%, 30% and 40%, respectively - which returned 3.58% during the same 12-month period.

Q. What helped the fund outperform the composite index and Lipper average by healthy margins during the past year?

R.E. We assumed a more conservative posture, which really helped versus the fund's benchmarks. As such, we benefited from emphasizing fixed-income securities - including bonds and cash - at the expense of equities, which lagged all other asset classes during the period. Security selection within equities, however, accounted for the bulk of the fund's advantage over the index. With the Federal Reserve Board easing interest rates, I added more exposure to those sectors that tend to outperform in anticipation of an improving economy. This strategy paid off. Additionally, I became more defensive in terms of our technology positioning, shifting exposure to more-cyclically oriented groups, namely the mainframe software providers and the PC makers, which presented compelling value opportunities. These firms felt the pain of the economic contraction earlier than the rest of the industry and became some of the cheapest stocks in the group. Cheap tech stocks don't traditionally outperform the rest of technology, but this was an unusual time where there were real attractive valuations from stocks that had felt pressure early on. Even though the PC stocks have yet to perform for us, several software names, including Computer Associates and BMC Software, responded nicely. We also benefited from underweighting several large-cap growth tech names in the Russell 3000 Index, such as Intel and Oracle, which stumbled badly during the period. The fund's Lipper peers generally had more exposure than we did to the growth segment of the market and suffered as a result.

Annual Report

Fund Talk: The Managers' Overview - continued

Q. What other moves influenced performance?

R.E. We gained further ground on the composite index through our emphasis on traditional cyclical industries such as retailing and industrials. Best Buy and Caterpillar, respectively, were two notable contributors. Another strategy that helped was overweighting some of the less credit-sensitive diversified financial stocks, such as Freddie Mac, Associates First Capital and MetLife, which performed quite well. Maintaining a strong presence in consumer nondurables, namely Philip Morris and Quaker Oats, further bolstered returns. On the down side, underweighting banks was a poor decision in light of the Fed's aggressive easing of interest rates. Health stocks generally failed to perform as one might expect in a volatile market, as they failed to act defensively. That was bad news for the fund, which was hurt by Eli Lilly, Guidant and Schering-Plough. PC stocks, including Apple and Gateway, and wireless providers Sprint PCS and Nextel also disappointed. Some of the stocks I've mentioned were no longer held at the end of the period.

Q. Turning to you, Kevin, how did the bond portion of the fund fare?

K.G. It was a significant contributor to performance during the past year. Six Fed rate cuts and a steepening yield curve provided a favorable backdrop for our investment-grade holdings, which gained an advantage on the Lehman Brothers index primarily through our emphasis on the spread sectors - particularly corporate bonds - which handily outperformed Treasuries. Overweighting the intermediate part of the yield curve where most of the returns were concentrated also was a plus. Moreover, the fund's bond holdings benefited from a healthy yield advantage over Treasuries. Timely trading was another key, as I managed to capitalize on the volatility in the corporate market during the period. Finally, diversification proved invaluable. I was able to avoid several major credit problems during the period, most notably the meltdown in the technology space and the California utility debacle.

Q. Bob, what's your outlook?

R.E. I think the economy is stuck right now, with several factors threatening to mute its recovery. History teaches us that as the economy bottoms and begins to improve again, the markets tend to broaden out quite a bit. That said, I think there may be plenty of opportunities for investors in stocks as the market broadens.

Annual Report

Fund Talk: The Managers' Overview - continued

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 304

Trading symbol: FBALX

Start date: November 6, 1986

Size: as of July 31, 2001, more than $6.8 billion

Manager: Robert Ewing, since 2000; manager, Fidelity Advisor Financial Services Fund, 1998-2000; several Fidelity Select Portfolios, 1996-2000; joined Fidelity in 1990; Kevin Grant, since 1997; manager, several Fidelity investment-grade taxable bond funds; joined Fidelity in 1993

Bob Ewing on themes in the market:

"Today, the market is telling us it's OK to own cheap stocks, and that's what I'm trying to do. We're moving back to an environment where valuations matter again, even more so than fundamentals. Because there are so many valuation opportunities, I've expanded the number of names in the fund to try and take advantage of compelling values as they emerge within the broader market.

"While we may be preparing for a brighter day in equities, I don't think it will be driven by cyclical stocks, which, in my opinion, have already done most of what they're supposed to do in anticipation of an economic recovery. Instead, other industries could lead the charge and perform well as the economy stabilizes and starts to improve. The broader themes likely will involve outright cheap stocks and stocks that have a bigger cyclical influence than we currently appreciate and that aren't cyclical in name. Areas of the market that may serve as fertile ground for these types of stocks include technology, retail and transportation, as well as traditional growth areas that have been depressed and those that have overly discounted the worst of times - namely, drug stocks - which traditionally don't perform well in an improving economy."

Annual Report

Investment Changes

Top Five Stocks as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	1.5	1.6
Bristol-Myers Squibb Co.	1.3	1.7
Citigroup, Inc.	1.3	1.4
Bank of America Corp.	1.2	0.9
Freddie Mac	1.2	1.3
	6.5
Top Five Bond Issuers as of July 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.7	11.4
U.S. Treasury Obligations	5.6	5.8
Government National Mortgage Association	3.5	2.5
Freddie Mac	0.8	1.8
Avon Energy Partners Holdings	0.4	0.4
	24.0
Top Five Market Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.9	18.2
Consumer Discretionary	11.4	10.3
Industrials	7.7	7.5
Information Technology	6.9	8.9
Telecommunication Services	5.5	5.2
Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Stocks and Equity Futures 56.5%		Stocks 57.4%
	Bonds 40.8%		Bonds 37.5%
	Short-Term Investments and Net Other Assets 2.7%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	4.7%	** Foreign investments	3.6%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments July 31, 2001

Showing Percentage of Net Assets

Common Stocks - 56.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Visteon Corp.	300,000	$ 6,339
Automobiles - 0.1%
Ford Motor Co.	250,000	6,368
Hotels, Restaurants & Leisure - 1.4%
Harrah's Entertainment, Inc. (a)	750,000	21,465
McDonald's Corp.	685,200	19,967
MGM Mirage, Inc. (a)	475,000	14,678
Outback Steakhouse, Inc. (a)	450,000	12,920
Starwood Hotels & Resorts Worldwide, Inc. unit	480,000	17,131
Wendy's International, Inc.	375,000	10,054
		96,215
Household Durables - 1.4%
Black & Decker Corp.	825,000	35,236
Centex Corp.	250,000	11,760
Maytag Corp.	807,740	27,084
Whirlpool Corp.	320,000	22,573
		96,653
Leisure Equipment & Products - 0.1%
Mattel, Inc.	200,000	3,580
Media - 3.1%
AOL Time Warner, Inc. (a)	314,242	14,282
AT&T Corp. - Liberty Media Group Class A (a)	1,763,600	27,741
Clear Channel Communications, Inc. (a)	362,000	21,213
E.W. Scripps Co. Class A	124,200	8,672
Fox Entertainment Group, Inc. Class A (a)	288,000	7,848
General Motors Corp. Class H	429,403	8,287
Interpublic Group of Companies, Inc.	113,772	3,114
McGraw-Hill Companies, Inc.	323,300	19,841
News Corp. Ltd. sponsored ADR	598,200	21,625
The New York Times Co. Class A	239,500	11,089
Tribune Co.	100,000	4,126
Viacom, Inc. Class B (non-vtg.) (a)	773,000	38,495
Walt Disney Co.	1,081,400	28,495
		214,828
Multiline Retail - 1.4%
BJ's Wholesale Club, Inc. (a)	310,000	17,360
Costco Wholesale Corp. (a)	400,000	17,220
Dillard's, Inc. Class A	725,000	10,759
Kmart Corp. (a)	1,350,000	15,620
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears, Roebuck & Co.	535,600	$ 25,162
Target Corp.	185,000	7,160
		93,281
Specialty Retail - 2.0%
AnnTaylor Stores Corp. (a)	316,600	10,163
AutoNation, Inc.	2,175,000	24,904
Best Buy Co., Inc. (a)	368,400	24,668
Gap, Inc.	450,000	12,290
Office Depot, Inc. (a)	2,501,800	32,073
Sherwin-Williams Co.	250,000	5,723
The Limited, Inc.	470,000	7,976
Venator Group, Inc. (a)	1,325,000	21,863
		139,660
Textiles & Apparel - 0.0%
Jostens, Inc. warrants 5/1/10 (a)(g)	1,300	15
NIKE, Inc. Class B	50,000	2,378
		2,393
TOTAL CONSUMER DISCRETIONARY		659,317
CONSUMER STAPLES - 4.7%
Beverages - 1.0%
Anheuser-Busch Companies, Inc.	660,800	28,619
PepsiCo, Inc.	325,000	15,155
The Coca-Cola Co.	516,500	23,036
		66,810
Food & Drug Retailing - 0.1%
Safeway, Inc. (a)	200,000	8,832
Food Products - 0.7%
Flowers Foods, Inc. (a)	145,000	5,268
Kraft Foods, Inc. Class A	221,600	6,859
Quaker Oats Co.	356,900	31,407
		43,534
Household Products - 1.1%
Kimberly-Clark Corp.	755,000	45,912
Procter & Gamble Co.	445,000	31,604
		77,516
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.7%
Avon Products, Inc.	239,100	$ 11,092
Gillette Co.	1,350,000	37,625
		48,717
Tobacco - 1.1%
Philip Morris Companies, Inc.	1,640,000	74,620
TOTAL CONSUMER STAPLES		320,029
ENERGY - 3.9%
Energy Equipment & Services - 0.5%
Global Industries Ltd. (a)	79,400	808
Grant Prideco, Inc. (a)	223,400	3,032
Schlumberger Ltd. (NY Shares)	110,000	5,913
Varco International, Inc. (a)	255,850	4,104
Weatherford International, Inc. (a)	483,400	20,375
		34,232
Oil & Gas - 3.4%
Chevron Corp.	235,400	21,513
Conoco, Inc. Class B	1,549,000	48,019
Exxon Mobil Corp.	2,514,400	105,001
Phillips Petroleum Co.	520,000	29,687
Texaco, Inc.	375,000	25,969
		230,189
TOTAL ENERGY		264,421
FINANCIALS - 13.2%
Banks - 4.4%
Bank of America Corp.	1,267,300	80,626
Bank of New York Co., Inc.	215,000	9,645
Bank One Corp.	250,000	9,678
Comerica, Inc.	200,000	12,318
First Union Corp.	921,944	32,637
FleetBoston Financial Corp.	1,250,000	46,900
Mellon Financial Corp.	814,000	30,948
PNC Financial Services Group, Inc.	797,500	52,914
U.S. Bancorp	1,156,705	27,460
		303,126
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - 5.9%
American Express Co.	1,025,000	$ 41,338
Charles Schwab Corp.	1,033,850	15,497
Citigroup, Inc.	1,794,704	90,112
Fannie Mae	353,000	29,387
Freddie Mac	1,168,700	79,986
J.P. Morgan Chase & Co.	1,015,750	43,982
Lehman Brothers Holdings, Inc.	167,600	12,067
Merrill Lynch & Co., Inc.	580,000	31,459
Moody's Corp.	75,000	2,495
Morgan Stanley Dean Witter & Co.	728,000	43,549
USA Education, Inc.	225,000	18,025
		407,897
Insurance - 2.3%
AFLAC, Inc.	780,000	23,072
Allmerica Financial Corp.	375,000	20,119
Allstate Corp.	50,000	1,748
American International Group, Inc.	686,531	57,154
MBIA, Inc.	237,500	13,338
MetLife, Inc.	1,325,000	39,286
		154,717
Real Estate - 0.6%
Equity Office Properties Trust	1,072,400	32,193
MeriStar Hospitality Corp.	525,000	11,288
		43,481
TOTAL FINANCIALS		909,221
HEALTH CARE - 5.0%
Health Care Equipment & Supplies - 0.5%
Bausch & Lomb, Inc.	150,000	5,136
Guidant Corp. (a)	773,500	24,659
		29,795
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.	110,000	8,099
HCA - The Healthcare Co.	175,000	8,041
McKesson HBOC, Inc.	675,000	27,979
Tenet Healthcare Corp. (a)	100,000	5,551
		49,670
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - 3.8%
Abbott Laboratories	405,700	$ 21,741
American Home Products Corp.	318,500	19,209
Bristol-Myers Squibb Co.	1,534,700	90,762
Elan Corp. PLC sponsored ADR (a)	435,000	25,121
Eli Lilly & Co.	302,300	23,966
Johnson & Johnson	75,000	4,058
Merck & Co., Inc.	475,000	32,291
Pfizer, Inc.	898,700	37,044
Schering-Plough Corp.	226,000	8,825
		263,017
TOTAL HEALTH CARE		342,482
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.7%
Boeing Co.	218,200	12,771
General Dynamics Corp.	200,000	16,178
Honeywell International, Inc.	605,000	22,306
		51,255
Airlines - 0.7%
AMR Corp. (a)	675,000	23,726
Northwest Airlines Corp. (a)	848,540	21,935
		45,661
Building Products - 0.4%
Masco Corp.	975,000	24,580
Commercial Services & Supplies - 0.6%
Cendant Corp. (a)	850,000	17,298
Manpower, Inc.	400,000	12,956
NCO Group, Inc. (a)	125,000	2,881
Sabre Holdings Corp. Class A (a)	127,928	6,289
		39,424
Electrical Equipment - 0.5%
Emerson Electric Co.	607,400	34,840
Industrial Conglomerates - 1.4%
General Electric Co.	963,200	41,899
Minnesota Mining & Manufacturing Co.	187,300	20,955
Textron, Inc.	595,000	33,510
		96,364
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 1.4%
Caterpillar, Inc.	272,700	$ 15,026
Ingersoll-Rand Co.	535,000	23,369
Milacron, Inc.	150,000	2,745
Navistar International Corp. (a)	1,428,000	45,853
Pentair, Inc.	297,800	10,640
		97,633
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	850,000	22,729
CSX Corp.	50,000	1,956
J.B. Hunt Transport Services, Inc. (a)	149,800	3,664
Union Pacific Corp.	550,000	29,530
Werner Enterprises, Inc.	200,000	4,490
		62,369
TOTAL INDUSTRIALS		452,126
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 0.8%
CIENA Corp. (a)	299,800	9,935
Cisco Systems, Inc. (a)	1,030,000	19,797
Ditech Communications Corp. (a)	66,998	443
Lucent Technologies, Inc.	1,550,000	10,385
Motorola, Inc.	334,400	6,250
Scientific-Atlanta, Inc.	55,000	1,400
Spectrasite Holdings, Inc. (a)	889,800	4,885
		53,095
Computers & Peripherals - 1.8%
Compaq Computer Corp.	250,000	3,735
Dell Computer Corp. (a)	775,100	20,873
EMC Corp.	975,000	19,227
Gateway, Inc. (a)	2,900,000	30,421
International Business Machines Corp.	127,100	13,372
Lexmark International, Inc. Class A (a)	430,000	19,660
Sun Microsystems, Inc. (a)	1,130,000	18,408
		125,696
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	353,348	10,109
Amphenol Corp. Class A (a)	175,000	7,259
Avnet, Inc.	225,100	5,378
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	500,000	$ 13,595
Thermo Electron Corp.	175,000	3,990
		40,331
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	372,300	13,444
Electronic Data Systems Corp.	165,000	10,535
		23,979
Semiconductor Equipment & Products - 1.5%
Analog Devices, Inc. (a)	40,000	1,840
Fairchild Semiconductor International, Inc. Class A (a)	800,000	19,080
Integrated Circuit Systems, Inc. (a)	397,710	7,676
Integrated Device Technology, Inc. (a)	150,000	5,528
Intel Corp.	500,000	14,905
International Rectifier Corp. (a)	250,000	9,335
Intersil Corp. Class A (a)	300,000	10,410
KLA-Tencor Corp. (a)	162,000	8,811
LAM Research Corp. (a)	450,000	12,596
Micron Technology, Inc. (a)	50,000	2,100
Samsung Electronics Co. Ltd.	39,200	5,723
Teradyne, Inc. (a)	225,000	7,646
		105,650
Software - 1.6%
BEA Systems, Inc. (a)	150,000	3,308
Computer Associates International, Inc.	1,226,200	42,279
J.D. Edwards & Co. (a)	650,000	8,288
Microsoft Corp. (a)	890,400	58,936
		112,811
TOTAL INFORMATION TECHNOLOGY		461,562
MATERIALS - 2.8%
Chemicals - 1.1%
Dow Chemical Co.	495,775	18,046
E.I. du Pont de Nemours & Co.	310,703	13,304
Georgia Gulf Corp.	114,900	1,902
Lyondell Chemical Co.	450,000	6,498
PolyOne Corp.	700,000	7,364
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	595,000	$ 26,977
Solutia, Inc.	344,000	4,672
		78,763
Containers & Packaging - 0.1%
Temple-Inland, Inc.	140,000	8,687
Metals & Mining - 1.1%
Alcan, Inc.	100,000	3,755
Alcoa, Inc.	831,600	32,624
Allegheny Technologies, Inc.	154,100	2,937
Newmont Mining Corp.	450,300	8,421
Phelps Dodge Corp.	632,400	25,549
		73,286
Paper & Forest Products - 0.5%
Bowater, Inc.	300,000	13,989
Georgia-Pacific Group	250,000	9,150
International Paper Co.	210,000	8,581
		31,720
TOTAL MATERIALS		192,456
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T Corp.	1,412,850	28,554
BellSouth Corp.	1,350,500	54,965
CenturyTel, Inc.	388,800	12,037
Qwest Communications International, Inc.	299,300	7,782
SBC Communications, Inc.	1,154,000	51,965
Verizon Communications	550,000	29,783
		185,086
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. (a)	330,520	6,177
Nextel Communications, Inc. Class A (a)	250,000	4,163
Sprint Corp. - PCS Group Series 1 (a)	465,000	12,053
		22,393
TOTAL TELECOMMUNICATION SERVICES		207,479
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.8%
Electric Utilities - 0.7%
AES Corp. (a)	612,017	$ 23,440
Northeast Utilities	650,000	13,000
Southern Co.	600,000	14,100
		50,540
Multi-Utilities - 0.1%
Enron Corp.	143,500	6,508
TOTAL UTILITIES		57,048
TOTAL COMMON STOCKS (Cost $3,461,208)		3,866,141
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc. Series M, $11.125 pay-in-kind	6,105	650
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust $90.00	280	295
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $938)		945
Corporate Bonds - 14.4%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 5% 5/15/06	Ba1	$ 800	725
Nonconvertible Bonds - 14.4%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
American Axle & Manufacturing, Inc. 9.75% 3/1/09	B1	1,005	1,025
Delco Remy International, Inc. 11% 5/1/09 (g)	B2	750	814
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dura Operating Corp. 9% 5/1/09 (g)	B2	$ 370	$ 359
Lear Corp. 8.11% 5/15/09	Ba1	550	556
			2,754
Hotels, Restaurants & Leisure - 0.4%
Alliance Gaming Corp. 10% 8/1/07	B3	985	965
Anchor Gaming 9.875% 10/15/08	Ba3	135	146
Bally Total Fitness Holding Corp. 9.875% 10/15/07	B3	1,070	1,059
Boyd Gaming Corp.:
9.25% 8/1/09 (g)	Ba3	500	498
9.5% 7/15/07	B1	540	527
Circus Circus Enterprises, Inc. 6.45% 2/1/06	Ba2	860	804
Domino's, Inc. 10.375% 1/15/09	B3	1,140	1,183
Felcor Lodging LP 8.5% 6/1/11 (g)	Ba2	1,040	1,001
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	900	932
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	500	491
7.875% 8/1/08	Ba2	1,855	1,772
Hollywood Park, Inc. 9.25% 2/15/07	Caa1	130	112
International Game Technology:
7.875% 5/15/04	Ba1	280	286
8.375% 5/15/09	Ba1	360	376
ITT Corp. 7.375% 11/15/15	Ba1	715	660
MGM Mirage, Inc. 8.375% 2/1/11	Ba1	1,440	1,462
Mohegan Tribal Gaming Authority:
8.125% 1/1/06	Ba2	800	810
8.375% 7/1/11 (g)	Ba3	440	446
8.75% 1/1/09	Ba3	1,135	1,172
Park Place Entertainment Corp.:
7.875% 12/15/05	Ba1	590	591
8.125% 5/15/11 (g)	Ba1	515	505
9.375% 2/15/07	Ba1	430	456
Premier Parks, Inc.:
9.25% 4/1/06	B3	525	528
9.75% 6/15/07	B3	955	979
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	4,200	3,996
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Tricon Global Restaurants, Inc.:
8.5% 4/15/06	Ba1	$ 345	$ 357
8.875% 4/15/11	Ba1	1,650	1,700
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,095	1,155
			24,969
Household Durables - 0.0%
D.R. Horton, Inc.:
8% 2/1/09	Ba1	800	794
9.375% 3/15/11	Ba2	610	624
Ryland Group, Inc. 9.75% 9/1/10	Ba2	1,175	1,251
Schuler Homes, Inc. 10.5% 7/15/11 (g)	B2	300	308
			2,977
Internet & Catalog Retail - 0.0%
J. Crew Group, Inc. 0% 10/15/08 (e)	Caa3	305	177
J. Crew Operating Corp. 10.375% 10/15/07	Caa1	1,150	989
			1,166
Leisure Equipment & Products - 0.0%
Hasbro, Inc. 7.95% 3/15/03	Ba3	1,580	1,525
Media - 1.2%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	980	951
Adelphia Communications Corp.:
7.5% 1/15/04	B2	500	480
9.25% 10/1/02	B2	400	400
9.875% 3/1/07	B2	975	946
10.25% 6/15/11	B2	2,000	1,950
10.5% 7/15/04	B2	110	111
Ascent Entertainment Group, Inc. 0% 12/15/04 (e)	Ba1	400	365
At Entertainment, Inc.:
0% 7/15/08 (e)	Caa1	215	54
0% 2/1/09 (e)	Caa1	125	41
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	7,750	7,926
Century Communications Corp.:
8.375% 12/15/07	B2	520	476
9.5% 3/1/05	B2	230	224
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (e)(g)	B2	$ 4,160	$ 2,413
8.25% 4/1/07	B2	300	287
8.625% 4/1/09	B2	3,680	3,514
10.25% 1/15/10	B2	205	209
10.75% 10/1/09	B2	125	129
11.125% 1/15/11	B2	905	950
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	435	378
Continental Cablevision, Inc. 8.3% 5/15/06	A3	2,485	2,723
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1	2,000	1,988
9.875% 4/1/23	B1	660	713
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	250	108
11.75% 12/15/05	B2	220	129
EchoStar DBS Corp.:
9.25% 2/1/06	B1	1,025	1,035
9.375% 2/1/09	B1	180	184
Fox Family Worldwide, Inc.:
0% 11/1/07 (e)	B1	1,500	1,455
9.25% 11/1/07	B1	1,455	1,557
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	775	802
Garden State Newspapers, Inc. 8.75% 10/1/09	B1	575	541
Hearst-Argyle Television, Inc. 7% 1/15/18	Baa3	10,675	9,419
Insight Communications, Inc. 0% 2/15/11 (e)(g)	B3	710	415
International Cabletel, Inc. 11.5% 2/1/06	B2	277	180
K-III Communications Corp. 8.5% 2/1/06	Ba3	175	170
LodgeNet Entertainment Corp. 10.25% 12/15/06	B1	600	612
News America Holdings, Inc. 8% 10/17/16	Baa3	13,000	13,298
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	660	690
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	1,860	1,897
Pegasus Communications Corp. 9.75% 12/1/06	B3	230	212
Pegasus Satellite Communication, Inc.:
0% 3/1/07 (e)	Caa1	600	343
12.375% 8/1/06	B3	400	367
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
PRIMEDIA, Inc.:
7.625% 4/1/08	Ba3	$ 375	$ 341
8.875% 5/15/11 (g)	Ba3	300	287
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2	810	851
Radio One, Inc. 8.875% 7/1/11 (g)	B3	1,660	1,697
TCI Communications, Inc. 9.8% 2/1/12	A3	6,290	7,642
Telemundo Holdings, Inc.:
0% 8/15/08 (e)	B3	40	32
0% 8/15/08 (e)(g)	B3	610	487
Telewest Communications PLC yankee:
0% 2/1/10 (e)	B2	680	320
9.875% 2/1/10	B2	320	250
Telewest PLC yankee 11% 10/1/07	B2	1,315	1,039
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	3,800	4,228
UIH Australia/Pacific, Inc. 14% 5/15/06	Caa2	90	17
Yell Finance BV:
0% 8/1/11 (e)(g)	B2	600	312
10.75% 8/1/11 (g)	B2	630	636
			78,781
Multiline Retail - 0.2%
Dillard's, Inc.:
6.125% 11/1/03	Ba1	150	141
6.39% 8/1/03	Ba1	320	301
6.43% 8/1/04	Ba1	150	140
7.15% 9/1/02	Ba1	1,000	985
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	2,275	2,420
JCPenney Co., Inc.:
6.125% 11/15/03	Ba2	50	48
6.5% 6/15/02	Baa3	570	561
6.9% 8/15/26	Ba2	265	254
7.25% 4/1/02	Ba2	780	780
7.6% 4/1/07	Ba2	140	133
7.95% 4/1/17	Ba2	300	250
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Kmart Corp.:
8.375% 12/1/04	Baa3	$ 1,255	$ 1,239
9.375% 2/1/06	Baa3	2,000	2,005
Saks, Inc. 7% 7/15/04	Ba1	750	705
			9,962
Specialty Retail - 0.0%
Michaels Stores, Inc. 9.25% 7/1/09 (g)	Ba2	810	818
Office Depot, Inc. 10% 7/15/08 (g)	Ba1	1,300	1,320
			2,138
Textiles & Apparel - 0.0%
Levi Strauss & Co. 6.8% 11/1/03	Ba3	1,640	1,509
TOTAL CONSUMER DISCRETIONARY			125,781
CONSUMER STAPLES - 0.8%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	Ba3	1,190	1,202
Cott Corp. yankee:
8.5% 5/1/07	B1	50	50
9.375% 7/1/05	B1	265	269
			1,521
Food & Drug Retailing - 0.1%
Fleming Companies, Inc. 10.125% 4/1/08 (g)	Ba3	830	876
Rite Aid Corp.:
6% 12/15/05 (g)	Caa2	300	252
6.875% 8/15/13	Caa2	1,085	803
6.875% 12/15/28 (g)	Caa2	250	173
7.125% 1/15/07	Caa2	1,385	1,150
7.625% 4/15/05	Caa2	250	218
7.7% 2/15/27	Caa2	900	657
12.5% 9/15/06 (g)	-	1,000	1,080
Winn-Dixie Stores, Inc. 8.875% 4/1/08	Ba2	1,210	1,228
			6,437
Food Products - 0.2%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	5,000	5,165
Dean Foods Co. 6.9% 10/15/17	Baa2	250	185
Del Monte Corp. 9.25% 5/15/11 (g)	B3	1,575	1,622
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kellogg Co.:
6.6% 4/1/11	Baa2	$ 5,000	$ 5,039
7.45% 4/1/31	Baa2	4,500	4,661
			16,672
Household Products - 0.1%
Fort James Corp.:
6.5% 9/15/02	Baa3	3,650	3,681
6.625% 9/15/04	Baa3	910	909
			4,590
Tobacco - 0.4%
Philip Morris Companies, Inc. 6.95% 6/1/06	A2	20,420	21,262
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	5,100	5,225
			26,487
TOTAL CONSUMER STAPLES			55,707
ENERGY - 0.2%
Energy Equipment & Services - 0.1%
DI Industries, Inc. 8.875% 7/1/07	B1	1,185	1,167
Key Energy Services, Inc. 8.375% 3/1/08 (g)	Ba3	1,310	1,310
Parker Drilling Co. 9.75% 11/15/06	B1	600	585
			3,062
Oil & Gas - 0.1%
Chesapeake Energy Corp. 8.125% 4/1/11	B2	2,390	2,271
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	610	622
9.25% 4/1/07	Ba3	140	144
Plains Resources, Inc. 10.25% 3/15/06	B2	145	149
Pogo Producing Co. 8.25% 4/15/11	B1	840	823
Tesoro Petroleum Corp. 9% 7/1/08	B1	545	537
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	4,320	4,546
			9,092
TOTAL ENERGY			12,154
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - 5.7%
Banks - 1.5%
ABN-Amro Bank NV, Chicago 6.625% 10/31/01	Aa3	$ 6,750	$ 6,791
Bank of America Corp. 7.8% 2/15/10	Aa3	7,400	8,073
Bank One Corp. 7.875% 8/1/10	A1	5,015	5,522
BankAmerica Corp. 5.875% 2/15/09	Aa2	7,000	6,873
BanPonce Financial Corp. 6.75% 8/9/01	A3	770	770
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa2	4,025	4,457
Capital One Bank 6.375% 2/15/03	Baa2	4,300	4,347
First Union Corp. 7.55% 8/18/05	A1	5,000	5,364
First Union National Bank, North Carolina 7.8% 8/18/10	A1	10,000	10,957
FleetBoston Financial Corp. 7.25% 9/15/05	A2	10,935	11,625
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	750	781
Korea Development Bank:
6.625% 11/21/03	Baa2	4,045	4,159
7.125% 4/22/04	Baa2	2,500	2,599
7.375% 9/17/04	Baa2	1,295	1,361
MBNA Corp.:
6.34% 6/2/03	Baa2	1,800	1,828
6.875% 11/15/02	Baa2	8,350	8,555
PNC Funding Corp. 5.75% 8/1/06	A2	4,140	4,172
Providian National Bank 6.75% 3/15/02	Baa3	905	915
Sovereign Bancorp, Inc. 8.625% 3/15/04	Ba3	680	690
Union Planters National Bank 6.81% 8/20/01	A3	4,000	4,000
Wells Fargo & Co. 6.375% 8/1/11	Aa3	6,315	6,336
Zions Bancorp 8.625% 10/15/02	Baa1	6,000	6,262
			106,437
Diversified Financials - 3.5%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd. 11.5% 11/1/04	Caa3	670	613
Alamosa Delaware, Inc. 12.5% 2/1/11	Caa1	500	478
American Gen. Finance Corp. 5.875% 7/14/06	A2	13,000	13,204
Amvescap PLC yankee:
6.375% 5/15/03	A2	3,600	3,690
6.6% 5/15/05	A2	2,605	2,656
Associates Corp. of North America 6% 7/15/05	Aa3	10,000	10,274
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	7,000	7,294
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	Ba3	$ 675	$ 677
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	865	904
CIT Group, Inc. 5.5% 2/15/04	A2	2,000	2,020
Citigroup, Inc. 7.25% 10/1/10	Aa3	10,200	10,910
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	8,375	8,477
CSFBdirect 5.875% 8/1/06	A1	4,600	4,619
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	1,250	1,272
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11 (g)	B1	470	469
First Union Capital II 7.95% 11/15/29	BBB+	8,050	8,397
Ford Motor Credit Co.:
6.875% 2/1/06	A2	3,700	3,841
7.375% 10/28/09	A2	14,950	15,705
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	7,700	7,953
7.5% 7/15/05	A2	5,000	5,330
7.75% 1/19/10	A2	10,000	10,925
GS Escrow Corp. 7% 8/1/03	Ba1	880	888
Household Finance Corp. 6.5% 1/24/06	A2	4,000	4,137
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	5,300	6,122
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	8,450	9,211
IOS Capital, Inc. 9.75% 6/15/04	Baa2	590	593
J.P. Morgan Chase & Co. 6.75% 2/1/11	A1	4,850	4,984
James Cable Partners LP/James Cable Finance Corp. 10.75% 8/15/04	Caa2	160	134
Mediacom Broadband LLC/Mediacm Broadband Corp. 11% 7/15/13 (g)	B2	800	842
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	7,700	7,916
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	3,815	3,967
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	6,300	6,726
7.875% 11/15/10	Baa2	7,360	8,035
Popular North America, Inc. 7.375% 9/14/01	A3	3,000	3,007
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Qwest Capital Funding, Inc.:
7% 8/3/09 (g)	Baa1	$ 5,290	$ 5,310
7.625% 8/3/21 (g)	Baa1	2,300	2,330
7.75% 8/15/06	Baa1	5,750	6,139
SESI LLC 8.875% 5/15/11 (g)	B1	260	247
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	8,670	8,708
6.875% 11/15/28	Baa1	14,110	12,604
TCI Communications Financing III 9.65% 3/31/27	A3	4,100	4,534
The Money Store, Inc. 7.3% 12/1/02	A2	3,850	3,987
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	2,270	2,361
TXU Eastern Funding yankee:
6.45% 5/15/05	Baa1	1,580	1,585
6.75% 5/15/09	Baa1	6,425	6,240
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	5,600	6,227
Xerox Capital (Europe) PLC 5.75% 5/15/02	Ba1	175	163
Xerox Credit Corp. 6.1% 12/16/03	Ba1	830	697
			237,402
Insurance - 0.2%
Conseco, Inc.:
6.4% 2/10/03	Baa3	460	423
8.5% 10/15/02	Baa3	620	608
Executive Risk Capital Trust 8.675% 2/1/27	Baa3	10,000	10,935
			11,966
Real Estate - 0.5%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	2,600	2,618
Duke Realty LP 7.3% 6/30/03	Baa1	5,000	5,199
EOP Operating LP:
6.625% 2/15/05	Baa1	2,500	2,573
7.75% 11/15/07	Baa1	13,000	14,062
ERP Operating LP 7.1% 6/23/04	A3	4,000	4,180
LNR Property Corp.:
9.375% 3/15/08	Ba3	365	360
10.5% 1/15/09	Ba3	1,770	1,814
Meditrust Corp. 7.82% 9/10/26	Ba3	1,325	1,285
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
ProLogis Trust 6.7% 4/15/04	Baa1	$ 1,550	$ 1,591
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	1,990	2,119
			35,801
TOTAL FINANCIALS			391,606
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
AdvancePCS 8.5% 4/1/08	B1	1,130	1,164
Alliance Imaging, Inc. 10.375% 4/15/11 (g)	B3	330	347
Beverly Enterprises, Inc. 9.625% 4/15/09 (g)	B1	445	456
Columbia/HCA Healthcare Corp. 6.73% 7/15/45	Ba1	260	262
DaVita, Inc. 9.25% 4/15/11	B2	805	837
Dynacare, Inc. yankee 10.75% 1/15/06	B2	25	26
HCA - The Healthcare Co. 8.75% 9/1/10	Ba1	275	297
HealthSouth Corp.:
6.875% 6/15/05	Ba1	150	146
7% 6/15/08	Ba1	100	94
10.75% 10/1/08	Ba2	1,955	2,151
Magellan Health Services, Inc. 9.375% 11/15/07 (g)	B2	545	557
Omnicare, Inc. 8.125% 3/15/11 (g)	Ba2	275	282
Owen & Minor, Inc. 8.5% 7/15/11 (g)	Ba3	660	680
Tenet Healthcare Corp. 8.125% 12/1/08	Ba2	975	1,034
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	1,475	1,619
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	855	883
Vanguard Health Systems, Inc. 9.75% 8/1/11 (g)	B3	610	621
			11,456
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	685	709
BE Aerospace, Inc.:
8% 3/1/08	B2	1,300	1,261
8.875% 5/1/11	B2	155	157
Raytheon Co. 7.9% 3/1/03	Baa3	14,070	14,555
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Sequa Corp.:
8.875% 4/1/08	Ba2	$ 1,210	$ 1,201
9% 8/1/09	Ba2	625	623
			18,506
Airlines - 0.2%
Air Canada 10.25% 3/15/11	B1	915	796
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	1,615	1,654
7.73% 9/15/12	Baa1	567	575
Delta Air Lines, Inc.:
equipment trust certificate 8.54% 1/2/07	Baa1	697	714
pass thru trust certificate:
7.57% 11/18/10	Aa2	1,620	1,744
7.92% 11/18/10	Aa3	1,600	1,713
9.875% 4/30/08	Baa1	3,468	3,803
Northwest Airlines, Inc.:
8.375% 3/15/04	Ba2	1,130	1,119
8.52% 4/7/04	Ba2	205	203
			12,321
Building Products - 0.0%
American Standard, Inc.:
7.375% 2/1/08	Ba2	80	80
7.625% 2/15/10	Ba2	765	765
			845
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.375% 1/1/04	Ba3	175	176
7.625% 1/1/06	Ba3	200	199
7.875% 1/1/09	Ba3	1,490	1,479
Iron Mountain, Inc.:
8.25% 7/1/11	B2	570	570
8.75% 9/30/09	B2	100	103
Iron Mountain, Inc. 8.625% 4/1/13	B2	855	876
Pierce Leahy Corp. 9.125% 7/15/07	B2	610	634
Universal Hospital Services, Inc. 10.25% 3/1/08	B3	800	768
			4,805
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.2%
AGCO Corp. 9.5% 5/1/08 (g)	Ba3	$ 335	$ 332
Briggs & Stratton Corp. 8.875% 3/15/11 (g)	Ba1	545	556
Dresser, Inc. 9.375% 4/15/11 (g)	B2	895	926
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	B3	1,120	1,193
Navistar International Corp. 9.375% 6/1/06 (g)	Ba1	720	743
Terex Corp.:
8.875% 4/1/08	B2	500	480
10.375% 4/1/11	B2	180	182
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	7,200	7,332
			11,744
Marine - 0.0%
Eletson Holdings, Inc. yankee 9.25% 11/15/03	Ba3	930	930
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2	860	882
Transport Maritima Mexicana SA de CV yankee:
9.5% 5/15/03	Ba3	955	881
10.25% 11/15/06	Ba3	300	261
			2,954
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	12,000	12,195
Kansas City Southern Railway Co. 9.5% 10/1/08	Ba2	595	631
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	8,820	9,095
TFM SA de CV yankee 10.25% 6/15/07	B1	545	526
Union Pacific Corp. 7.125% 2/1/28	Baa3	4,000	4,006
			26,453
TOTAL INDUSTRIALS			77,628
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Crown Castle International Corp.:
9.375% 8/1/11 (g)	B3	800	716
9.5% 8/1/11	B3	120	108
10.75% 8/1/11	B3	765	746
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
L-3 Communications Corp.:
8% 8/1/08	Ba3	$ 480	$ 470
10.375% 5/1/07	Ba3	1,430	1,523
Nortel Networks Corp. yankee 6.125% 2/15/06	A3	1,500	1,331
			4,894
Electronic Equipment & Instruments - 0.1%
ChipPAC International Ltd. 12.75% 8/1/09	B3	610	589
Fisher Scientific International, Inc.:
9% 2/1/08	B3	995	1,000
9% 2/1/08	B3	1,000	998
Flextronics International Ltd. yankee:
8.75% 10/15/07	Ba2	255	247
9.875% 7/1/10	Ba2	1,125	1,153
			3,987
IT Consulting & Services - 0.0%
Unisys Corp.:
7.875% 4/1/08	Ba1	240	231
8.125% 6/1/06	Ba1	810	794
			1,025
Office Electronics - 0.0%
Mediacom LLC/Mediacom Capital Corp. 9.5% 1/15/13 (g)	B2	1,175	1,181
Xerox Corp. 6.25% 11/15/26	Ba1	175	146
			1,327
Semiconductor Equipment & Products - 0.0%
Fairchild Semiconductor Corp.:
10.125% 3/15/07	B2	150	145
10.375% 10/1/07	B2	640	624
			769
TOTAL INFORMATION TECHNOLOGY			12,002
MATERIALS - 0.2%
Chemicals - 0.1%
Avecia Group PLC yankee 11% 7/1/09	B2	30	30
Georgia Gulf Corp. 10.375% 11/1/07	B2	855	885
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
9.875% 5/1/07	Ba3	$ 1,680	$ 1,688
10.875% 5/1/09	B2	1,050	1,040
Methanex Corp. yankee 7.75% 8/15/05	Ba1	1,715	1,681
The Scotts Co. 8.625% 1/15/09	B2	900	918
			6,242
Containers & Packaging - 0.0%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2	660	681
Packaging Corp. of America 9.625% 4/1/09	Ba2	670	714
Riverwood International Corp. 10.25% 4/1/06	B-	1,035	1,056
			2,451
Metals & Mining - 0.1%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3	1,135	1,200
Golden Northwest Aluminum, Inc. 12% 12/15/06	B3	290	123
Kaiser Aluminum & Chemical Corp. 12.75% 2/1/03	Caa1	200	170
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	925	983
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	1,150	1,164
			3,640
Paper & Forest Products - 0.0%
Doman Industries Ltd. yankee 8.75% 3/15/04	Caa1	70	42
Potlatch Corp. 10% 7/15/11 (g)	Ba1	1,040	1,066
Stone Container Corp. 9.75% 2/1/11	B2	710	731
			1,839
TOTAL MATERIALS			14,172
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T Corp. 6.5% 3/15/29	A2	9,875	8,600
British Telecommunications PLC:
7.875% 12/15/05	Baa1	9,600	10,278
8.375% 12/15/10	Baa1	3,100	3,391
Cable & Wireless Optus Finance Property Ltd.:
8% 6/22/10 (g)	Baa1	12,400	13,605
8.125% 6/15/09 (g)	Baa1	5,000	5,465
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Centennial Cellular Operating Co. LLC/Centennial Finance Corp. 10.75% 12/15/08	B3	$ 1,290	$ 1,187
Citizens Communications Co.:
8.5% 5/15/06	Baa2	400	425
8.5% 5/15/06	Baa2	4,455	4,729
9.25% 5/15/11	Baa2	7,390	8,092
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	2,300	2,438
France Telecom SA:
7.2% 3/1/06 (g)	A3	10,000	10,468
7.75% 3/1/11 (g)	A3	3,400	3,579
8.5% 3/1/31 (g)	A3	4,000	4,361
Hyperion Telecommunications, Inc.:
12% 11/1/07	Caa1	150	63
12.25% 9/1/04	B3	225	176
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10 (g)	B1	1,300	1,394
Intermedia Communications, Inc.:
0% 7/15/07 (e)	Baa2	175	173
0% 3/1/09 (e)	Baa3	200	175
8.5% 1/15/08	Baa2	965	994
8.6% 6/1/08	Baa2	165	170
8.875% 11/1/07	Baa2	310	322
9.5% 3/1/09	Baa2	370	397
12.5% 5/15/06	Baa2	155	165
Koninklijke KPN NV:
8% 10/1/10	Baa2	6,800	6,653
8.375% 10/1/30	Baa2	2,500	2,321
NTL Communications Corp.:
11.5% 10/1/08	B3	945	614
11.875% 10/1/10	B2	230	150
Price Communications Wireless, Inc.:
9.125% 12/15/06	Ba2	899	939
11.75% 7/15/07	B2	240	257
SBC Communications, Inc. 5.75% 5/2/06	Aa3	13,395	13,580
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	5,020	5,047
Telefonica Europe BV 8.25% 9/15/30	A2	4,040	4,333
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa1	$ 10,000	$ 10,263
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	9,000	9,072
7.7% 7/20/29	Baa1	2,912	2,914
TELUS Corp. yankee 7.5% 6/1/07	Baa2	8,445	8,827
Tritel PCS, Inc. 10.375% 1/15/11	B3	1,885	1,725
Triton PCS, Inc. 9.375% 2/1/11	B3	2,095	2,079
			149,421
Wireless Telecommunication Services - 0.3%
AirGate PCS, Inc. 0% 10/1/09 (e)	Caa1	410	262
Alamosa PCS Holdings, Inc. 0% 2/15/10 (e)	Caa1	1,160	597
American Tower Corp. 9.375% 2/1/09	B3	1,425	1,318
AT&T Wireless Services, Inc. 8.75% 3/1/31 (g)	Baa2	8,250	9,109
Dobson Communications Corp. 10.875% 7/1/10	B3	1,905	1,953
Echostar Broadband Corp. 10.375% 10/1/07	B1	4,145	4,228
Microcell Telecommunications, Inc. yankee 0% 6/1/06 (e)	B3	850	629
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	840	697
Nextel Communications, Inc.:
0% 10/31/07 (e)	B1	1,300	910
9.375% 11/15/09	B1	300	247
Partner Communications Co. Ltd. yankee 13% 8/15/10	B3	165	153
Rogers Wireless, Inc. 9.625% 5/1/11	Baa3	860	869
Rural Cellular Corp. 9.625% 5/15/08	B3	550	535
U.S. Unwired, Inc. 0% 11/1/09 (e)	Caa1	460	239
VoiceStream Wireless Corp.:
0% 11/15/09 (e)	Baa1	615	507
10.375% 11/15/09	Baa1	1,868	2,134
			24,387
TOTAL TELECOMMUNICATION SERVICES			173,808
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.7%
Electric Utilities - 1.3%
AES Corp.:
8.375% 8/15/07	Ba2	$ 500	$ 475
8.5% 11/1/07	Ba2	2,550	2,423
9.375% 9/15/10	Ba1	1,475	1,490
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	6,800	6,452
7.05% 12/11/07 (g)	Baa2	20,000	19,692
CMS Energy Corp.:
6.75% 1/15/04	Ba3	2,375	2,328
7.5% 1/15/09	Ba3	500	481
8.375% 7/1/03	Ba3	285	291
8.9% 7/15/08	Ba3	700	718
9.875% 10/15/07	Ba3	1,170	1,252
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A3	7,500	7,630
Hydro-Quebec 6.3% 5/11/11	A2	20,000	20,214
Illinois Power Co. 7.5% 6/15/09	Baa1	3,330	3,452
Israel Electric Corp. Ltd.:
7.75% 3/1/09 (g)	A3	3,000	3,053
7.75% 12/15/27 (g)	A3	10,795	9,879
Mission Energy Holding Co. 13.5% 7/15/08 (g)	Ba2	1,180	1,192
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	1,660	1,865
Orion Power Holdings, Inc. 12% 5/1/10	Ba3	1,140	1,277
Pacific Gas & Electric Co.:
6.25% 8/1/03 (d)	B3	145	133
6.25% 3/1/04 (d)	B3	315	284
7.375% 11/1/05 (d)(g)	Caa2	590	484
7.875% 3/1/02 (d)	B3	35	33
Southern California Edison Co.:
6.25% 6/15/03	B3	30	27
7.2% 11/3/03	Caa2	420	344
Texas Utilities Co. 6.375% 1/1/08	Baa3	1,630	1,612
			87,081
Gas Utilities - 0.4%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	1,550	1,592
KeySpan Corp.:
7.25% 11/15/05	A3	4,280	4,552
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
KeySpan Corp.: - continued
7.625% 11/15/10	A3	$ 3,160	$ 3,430
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	4,000	4,235
Sempra Energy 7.95% 3/1/10	A2	2,130	2,184
Southwest Gas Corp. 9.75% 6/15/02	Baa2	8,700	9,038
			25,031
Multi-Utilities - 0.0%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	740	783
Water Utilities - 0.0%
Azurix Corp. 10.375% 2/15/07	Ba3	1,175	1,199
TOTAL UTILITIES			114,094
TOTAL NONCONVERTIBLE BONDS			988,408
TOTAL CORPORATE BONDS (Cost $963,046)			989,133
U.S. Government and Government Agency Obligations - 8.1%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
5.25% 6/15/06	Aaa	8,545	8,589
5.25% 1/15/09	Aaa	9,850	9,690
5.5% 2/15/06	Aaa	42,060	42,789
5.5% 5/2/06	AA-	9,190	9,278
6.25% 2/1/11	Aa2	3,840	3,909
7.125% 6/15/10	Aaa	7,150	7,852
7.25% 1/15/10	Aaa	10,930	12,084
7.25% 5/15/30	Aaa	15,520	17,467
Federal Agricultural Mortgage Corp.:
7.01% 2/10/05	Aaa	1,530	1,645
7.04% 8/10/05	Aaa	2,400	2,578
Financing Corp. - coupon STRIPS 0% 3/26/04	Aaa	4,574	4,069
Freddie Mac:
5.75% 3/15/09	Aaa	9,600	9,710
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.875% 3/21/11	Aa2	$ 22,810	$ 22,600
6% 6/15/11	Aaa	6,340	6,443
6.75% 3/15/31	Aaa	11,280	11,974
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	1,023	1,037
Class 3-T, 9.625% 5/15/02	Aaa	119	122
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	723	746
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			172,582
U.S. Treasury Obligations - 5.6%
U.S. Treasury Bills, yield at date of purchase 3.53% 10/11/01 (i)	-	1,000	993
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	15,290	16,408
6.25% 5/15/30	Aaa	17,950	19,672
11.25% 2/15/15	Aaa	41,000	63,999
U.S. Treasury Notes:
3.875% 6/30/03 (h)	Aaa	110,115	110,304
5.75% 11/15/05	Aaa	28,715	30,097
6.125% 8/15/07	Aaa	42,580	45,634
6.5% 2/15/10	Aaa	2,050	2,261
7% 7/15/06	Aaa	85,340	94,261
TOTAL U.S. TREASURY OBLIGATIONS			383,629
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $545,690)			556,211
U.S. Government Agency - Mortgage Securities - 15.6%

Fannie Mae - 12.1%
5.5% 11/1/08 to 3/1/14	Aaa	10,846	10,724
6% 8/1/12 to 2/1/31	Aaa	78,644	77,222
6% 8/1/31 (h)	Aaa	100,000	97,844
6.5% 7/1/08 to 6/1/31	Aaa	373,719	374,577
6.5% 8/1/31 (h)	Aaa	51,000	51,016
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
7% 12/1/08 to 12/1/29	Aaa	$ 71,623	$ 73,042
7% 8/1/31 (h)	Aaa	59,280	60,336
7.5% 6/1/07 to 2/1/31	Aaa	73,729	76,004
8% 9/1/17 to 6/1/30	Aaa	8,541	8,922
TOTAL FANNIE MAE			829,687
Government National Mortgage Association - 3.5%
6.5% 3/15/26 to 3/15/31 (l)	Aaa	152,892	154,093
7% 8/15/25 to 12/15/28	Aaa	67,614	69,257
7.5% 1/15/26 to 9/15/28	Aaa	18,849	19,524
8% 1/15/17 to 8/15/25	Aaa	700	736
9% 11/15/14 to 1/15/23	Aaa	254	274
9.5% 11/15/20 to 3/15/23	Aaa	174	190
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			244,074
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,057,017)			1,073,761
Asset-Backed Securities - 1.5%

American Express Credit Account Master Trust 6.1% 12/15/06	A1	4,200	4,316
Americredit Automobile Receivables Trust 5.49% 6/12/08	Aaa	9,300	9,390
Capita Equipment Receivables Trust 6.48% 10/15/06	Baa2	4,680	4,679
Capital One Master Trust 5.45% 3/16/09	Aaa	10,000	10,025
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	1,700	1,707
5.07% 2/15/08	Aaa	11,500	11,500
Discover Card Master Trust I:
5.75% 12/15/08	Aaa	15,000	15,120
5.85% 11/16/04	A2	5,000	5,074
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	3,800	3,843
5.71% 9/15/05	A2	2,170	2,202
6.4% 12/15/02	Aaa	2,360	2,402
7.03% 11/15/03	Aaa	1,119	1,144
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	$ 7,190	$ 7,236
5.09% 10/18/06	Aaa	3,825	3,849
Key Auto Finance Trust:
6.3% 10/15/03	A2	413	413
6.65% 10/15/03	Baa3	121	121
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	5,000	5,056
Sears Credit Account Master Trust II:
6.75% 9/16/09	Aaa	7,895	8,324
7.5% 11/15/07	A2	6,100	6,439
TOTAL ASSET-BACKED SECURITIES (Cost $101,211)			102,840
Commercial Mortgage Securities - 0.9%

CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.56% 1/10/13 (g)(j)	Aa1	1,811	1,811
Class E, 4.91% 1/10/13 (g)(j)	Baa1	12,180	12,166
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	5,000	5,388
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	5,790	5,886
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	Aa2	4,000	4,224
Class C1, 7.52% 5/15/06 (g)	A2	4,000	4,203
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc. Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	10,000	10,459
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(j)	Baa3	5,000	4,792
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	9,000	9,252
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $56,699)			58,181
Foreign Government and Government Agency Obligations (k) - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Malaysian Government 7.5% 7/15/11	Baa2	$ 1,150	$ 1,157
Ontario Province 6% 2/21/06	Aa3	5,600	5,772
Quebec Province yankee:
7.125% 2/9/24	A2	680	705
7.5% 7/15/23	A2	2,880	3,117
United Mexican States:
8.5% 2/1/06	Baa3	5,000	5,238
9.875% 2/1/10	Baa3	5,000	5,443
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $21,028)			21,432
Supranational Obligations - 0.0%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $2,981)	Aaa	3,000	3,151
Cash Equivalents - 7.6%
	Shares
Fidelity Cash Central Fund, 3.98% (c)	497,080,006	497,080
Fidelity Securities Lending Cash Central Fund, 3.88% (c)	23,264,600	23,265
TOTAL CASH EQUIVALENTS (Cost $520,345)		520,345
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $6,730,163)		7,192,140
NET OTHER ASSETS - (4.7)%		(325,452)
NET ASSETS - 100%		$ 6,866,688
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
52 S&P 500 Stock Index Contracts	Sept. 2001	$ 15,799	$ (859)

The face value of futures purchased as a percentage of net assets - 0.2%
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $200,739,000 or 2.9% of net assets.

(h) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $993,000.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(l) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	29.7%	AAA, AA, A	27.8%
Baa	6.2%	BBB	5.6%
Ba	1.3%	BB	1.4%
B	1.3%	B	1.5%
Caa	0.1%	CCC	0.1%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%

Purchases and sales of securities, other than short-term securities, aggregated $7,689,135,000 and $6,938,738,000, respectively, of which long-term U.S. government and government agency obligations aggregated $3,240,493,000 and $3,693,577,000, respectively.

The market value of futures contracts opened and closed during the period amounted to $49,439,000 and $32,821,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $305,000 for the period.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $9,342,000. The weighted average interest rate was 6.85%. At period end there were no bank borrowings outstanding.

Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $6,759,394,000. Net unrealized appreciation aggregated $432,746,000, of which $694,460,000 related to appreciated investment securities and $261,714,000 related to depreciated investment securities.

The fund hereby designates approximately $168,848,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2001
Assets
Investment in securities, at value (including securities loaned of $22,618) (cost $6,730,163) - See accompanying schedule		$ 7,192,140
Commitment to sell securities on a delayed delivery basis	$ (100,813)
Receivable for securities sold on a delayed delivery basis	99,469	(1,344)
Receivable for investments sold, regular delivery		56,480
Cash		1,765
Receivable for fund shares sold		7,915
Dividends receivable		2,564
Interest receivable		32,730
Receivable for daily variation on futures contracts		73
Other receivables		767
Total assets		7,293,090
Liabilities
Payable for investments purchased Regular delivery	69,149
Delayed delivery	323,572
Payable for fund shares redeemed	6,141
Accrued management fee	2,414
Other payables and accrued expenses	1,861
Collateral on securities loaned, at value	23,265
Total liabilities		426,402
Net Assets		$ 6,866,688
Net Assets consist of:
Paid in capital		$ 6,339,471
Undistributed net investment income		23,426
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		44,013
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		459,778
Net Assets, for 444,515 shares outstanding		$ 6,866,688
Net Asset Value, offering price and redemption price per share ($6,866,688 ÷ 444,515 shares)		$15.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2001
Investment Income Dividends		$ 46,738
Interest		186,677
Security lending		37
Total income		233,452
Expenses
Management fee	$ 26,939
Transfer agent fees	13,988
Accounting and security lending fees	752
Non-interested trustees' compensation	10
Custodian fees and expenses	185
Registration fees	133
Audit	87
Legal	23
Interest	2
Reports to shareholders	268
Miscellaneous	22
Total expenses before reductions	42,409
Expense reductions	(1,760)	40,649
Net investment income		192,803
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	146,431
Foreign currency transactions	(9)
Futures contracts	40	146,462
Change in net unrealized appreciation (depreciation) on:
Investment securities	94,911
Futures contracts	(859)
Delayed delivery commitments	(1,567)	92,485
Net gain (loss)		238,947
Net increase (decrease) in net assets resulting from operations		$ 431,750

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2001	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 192,803	$ 176,143
Net realized gain (loss)	146,462	179,569
Change in net unrealized appreciation (depreciation)	92,485	(252,077)
Net increase (decrease) in net assets resulting from operations	431,750	103,635
Distributions to shareholders From net investment income	(191,114)	(180,281)
From net realized gain	(188,462)	(691,340)
Total distributions	(379,576)	(871,621)
Share transactions Net proceeds from sales of shares	1,695,537	1,740,915
Reinvestment of distributions	371,542	853,559
Cost of shares redeemed	(1,066,654)	(1,953,701)
Net increase (decrease) in net assets resulting from share transactions	1,000,425	640,773
Total increase (decrease) in net assets	1,052,599	(127,213)
Net Assets
Beginning of period	5,814,089	5,941,302
End of period (including undistributed net investment income of $23,426 and $19,366, respectively)	$ 6,866,688	$ 5,814,089
Other Information Shares
Sold	110,693	112,488
Issued in reinvestment of distributions	24,254	54,945
Redeemed	(69,601)	(127,641)
Net increase (decrease)	65,346	39,792

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 15.33	$ 17.51	$ 16.66	$ 16.49	$ 12.90
Income from Investment Operations
Net investment income B	.47	.46	.44	.48	.51
Net realized and unrealized gain (loss)	.61	(.18)	2.09	1.67	3.73
Total from investment operations	1.08	.28	2.53	2.15	4.24
Less Distributions
From net investment income	(.47)	(.48)	(.40)	(.52)	(.65)
From net realized gain	(.49)	(1.98)	(1.28)	(1.46)	-
Total distributions	(.96)	(2.46)	(1.68)	(1.98)	(.65)
Net asset value, end of period	$ 15.45	$ 15.33	$ 17.51	$ 16.66	$ 16.49
Total Return A	7.23%	1.82%	17.48%	14.54%	33.82%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 6,867	$ 5,814	$ 5,941	$ 4,963	$ 4,173
Ratio of expenses to average net assets	.67%	.67%	.68%	.70%	.75%
Ratio of expenses to average net assets after all expense reductions	.64% C	.63% C	.65% C	.67% C	.74% C
Ratio of net investment income to average net assets	3.05%	2.98%	2.67%	2.97%	3.58%
Portfolio turnover rate	115%	139%	157%	135%	70%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2001

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures transactions, foreign currency transactions, market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $1,048,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $14,000 and $698,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Balanced Fund voted to pay on September 10, 2001, to shareholders of record at the opening of business on September 7, 2001, a distribution of $.17 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.11 per share from net investment income.

A total of 13.36% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund designates 27%, 14%, 28%, and 28% of the dividends distributed in September 2000, December 2000, March 2001 and June 2001, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 30, 2001. Each vote reported represents one dollar of net asset value held on the record date for the meeting. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,532,206,050.95	89.818
Against	697,230,441.36	4.309
Abstain	950,169,920.68	5.873
TOTAL	16,179,606,412.99	100.000

PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,194,384,551.81	87.730
Against	1,022,351,670.24	6.319
Abstain	962,870,190.93	5.951
TOTAL	16,179,606,412.98	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	15,695,353,116.76	97.007
Withheld	484,253,295.99	2.993
TOTAL	16,179,606,412.75	100.000
Ralph F. Cox
Affirmative	15,676,811,866.64	96.892
Withheld	502,794,546.11	3.108
TOTAL	16,179,606,412.75	100.000
Phyllis Burke Davis
Affirmative	15,676,073,133.52	96.888
Withheld	503,533,279.23	3.112
TOTAL	16,179,606,412.75	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	15,684,671,722.19	96.941
Withheld	494,934,690.56	3.059
TOTAL	16,179,606,412.75	100.000
Abigail P. Johnson
Affirmative	15,651,007,191.30	96.733
Withheld	528,599,221.45	3.267
TOTAL	16,179,606,412.75	100.000
Edward C. Johnson 3d
Affirmative	15,681,572,415.80	96.922
Withheld	498,033,996.95	3.078
TOTAL	16,179,606,412.75	100.000
Donald J. Kirk
Affirmative	15,695,583,911.90	97.008
Withheld	484,022,500.85	2.992
TOTAL	16,179,606,412.75	100.000
Marie L. Knowles
Affirmative	15,696,572,169.59	97.015
Withheld	483,034,243.16	2.985
TOTAL	16,179,606,412.75	100.000
Ned C. Lautenbach
Affirmative	15,706,047,295.42	97.073
Withheld	473,559,117.33	2.927
TOTAL	16,179,606,412.75	100.000
Peter S. Lynch
Affirmative	15,707,601,214.14	97.083
Withheld	472,005,198.61	2.917
TOTAL	16,179,606,412.75	100.000
Marvin L. Mann
Affirmative	15,690,908,845.92	96.980
Withheld	488,697,566.83	3.020
TOTAL	16,179,606,412.75	100.000
William O. McCoy
Affirmative	15,693,616,229.08	96.996
Withheld	485,990,183.67	3.004
TOTAL	16,179,606,412.75	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	15,695,097,444.82	97.005
Withheld	484,508,967.93	2.995
TOTAL	16,179,606,412.75	100.000
William S. Stavropoulos
Affirmative	15,664,932,445.44	96.819
Withheld	514,673,967.30	3.181
TOTAL	16,179,606,412.74	100.000
PROPOSAL 4
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for each fund.
	# of Votes Cast	% of Votes Cast
Affirmative	2,979,335,518.88	86.296
Withheld	183,713,048.80	5.321
Abstain	289,427,429.33	8.383
TOTAL	3,452,475,997.01	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	2,995,026,258.91	86.750
Against	172,137,857.37	4.986
Abstain	285,311,880.73	8.264
TOTAL	3,452,475,997.01	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	2,975,011,890.00	86.170
Against	189,444,343.28	5.488
Abstain	288,019,763.97	8.342
TOTAL	3,452,475,997.25	100.000
PROPOSAL 7
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	2,956,329,481.27	85.629
Against	209,031,030.76	6.055
Abstain	287,115,485.22	8.316
TOTAL	3,452,475,997.25	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

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Atlanta, GA

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Illinois

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4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
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Maryland

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Massachusetts

801 Boylston Street
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Boston, MA

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44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
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56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

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Charlotte, NC

Ohio

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Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
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Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart A. Grenier, Vice President

Robert D. Ewing, Vice President

Kevin E. Grant, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

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Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

BAL-ANN-0901 143498
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

Fidelity®

Low-Priced Stock

Fund

Annual Report

July 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity ® Low-Priced Stock	32.36%	121.28%	428.86%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	28.39%	114.64%	413.00%
Russell 2000 ®	-1.71%	63.92%	223.89%
Small Cap Funds Average	-1.96%	77.80%	265.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 ® Index - a market capitalization-weighted index of 2,000 small company stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 900 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 7 of this report.*

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Low-Priced Stock	32.36%	17.22%	18.12%
Fidelity Low-Priced Stock (incl. 3.00% sales charge)	28.39%	16.50%	17.76%
Russell 2000	-1.71%	10.39%	12.47%
Small Cap Funds Average	-1.96%	11.66%	13.47%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Low-Priced Stock Fund on July 31, 1991, and the current 3.00% sales charge was paid. As the chart shows, by July 31, 2001, the value of the investment would have grown to $51,300 - a 413.00% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $32,389 - a 223.89% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

* The Lipper small-cap value funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper SM small-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of July 31, 2001, the one year, five year and 10 year cumulative total returns for the small-cap value funds average were, 26.27%, 95.25%, and 293.22%, respectively. The one year, five year and 10 year average annual total returns were, 26.27%, 14.05%, and 14.43%, respectively. The one year, five year and 10 year cumulative total returns for the small-cap supergroup average were, 3.36%, 85.79%, and 270.09%, respectively. The one year, five year and 10 year average annual total returns were, 3.36%, 12.60%, and 13.67%, respectively.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Helped in part by the Federal Reserve Board's six interest-rate cuts in 2001, there was good news for equity investors in the second quarter of the year. From April through June, stocks enjoyed their best quarterly performance since the final quarter of 1999. Unfortunately, that did little to ease the losses incurred in the remainder of the 12-month period ending July 31, 2001. A slowing economy, poor corporate earnings and sharply reduced capital spending quickly ended the speculative excesses of the late 1990s. Instead, investors refocused on individual company fundamentals, earnings and valuations. The result was a considerable sell-off of technology and telecommunications stocks, and a return to prominence for value stocks, the perennial laggards of the most recent bull market. This dramatic shift is well illustrated in the recent performance of growth- and value-related stock market benchmarks. For the 12-month period ending July 31, 2001, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 23.75%. Its large-cap growth counterpart, the Russell 1000® Growth Index, declined 35.06%. Other growth-oriented indexes also posted losses. The large-cap weighted Standard & Poor's 500SM Index fell 14.33%, while the tech-heavy NASDAQ Composite® Index staggered to a -46.06% return. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the period up 1.68%.

(Portfolio Manager photograph)
An interview with Joel Tillinghast, Portfolio Manager of Fidelity Low-Priced Stock Fund

Q. How did the fund perform, Joel?

A. Quite well. For the 12 months that ended July 31, 2001, the fund returned 32.36%. This compared favorably to both the Russell 2000® Index - which declined 1.71% during the same period - and the small cap funds average, which returned -1.96% according to Lipper Inc.

Q. Why did the fund perform so well during the period?

A. A lot of it had to do with a shift in how investors viewed earnings growth rates. A year ago, for instance, companies that were generating moderately above-average earnings growth were largely shunned for faster-growing stocks. Then, as the Internet bubble collapsed and corporate profits slowed, investors began to look at any type of positive earnings growth in a much more favorable light. Since my focus always has been on finding profitable companies with current positive earnings - despite the market or economic climate - this approach was handsomely rewarded. Good stock picking in areas such as retailing and technology also boosted the fund's performance during the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. As a group, the fund's technology investments contributed positively during the period. What was your strategy?

A. My emphasis on current profitability enabled the fund to avoid most of the Internet-related meltdowns. I did spend some time looking for good, low-priced Internet stocks after the crash, but came away realizing that many companies were in defensive mode and weren't expecting much in the way of returns on their investments. Instead, I focused mainly on profitable tech companies with recurring service revenues, particularly in the area of business outsourcing. As companies sought to cut costs, business processing outsourcing firms such as Affiliated Computer Services and FYI Inc. benefited. Since outsourcing contracts typically last for at least two years, these types of stocks offered an added element of stability. JDA Software, a leader in retail merchandising and inventory software programs, also performed well. Tech disappointments included most of the fund's semiconductor-related names - Dallas Semiconductor, Avant and Siliconix. The fund no longer held Dallas Semiconductor at the end of the period.

Q. Consumer-related stocks - including restaurants and retailers - were strong contributors despite the slowing economy. Where did you find opportunities?

A. Three of the fund's top-10 positions at the end of the period were restaurant holdings - Outback Steakhouse, Applebee's and Sonic - and each performed well. Another restaurant stock that fared well was IHOP. Consumer spending did ratchet down some during the period, but people still enjoyed going out for meals. Retailer BJ's Wholesale Club was another stock that performed well. Two-thirds of BJ's sales consists of food and other daily-use products, so it's a stable mix of products. AutoZone - a do-it-yourself car parts chain - generated good results as well.

Q. Many stocks fell in value during the period, meaning more opportunities within your $35-and-under price range. Did you take advantage of this increased selection?

A. One stock that I made a large commitment to after it fell in value during the period was CDW Computer. The company is a catalog distributor of computers and computer supplies to small businesses and home offices, and at one point during the period its stock price stood at around $85. The stock then got swept down with the rest of the technology sector, falling to below $25. At the end of the period, CDW's stock price had risen back up to approximately $45 per share, translating into a nice gain for the fund.

Q. How did the fund's finance positions perform during the period?

A. My biggest play within this group - relative to the Russell 2000 - was in insurance stocks. Good premium pricing trends helped the group withstand an unexpected number of losses, and one winner for the fund was RenaissanceRe Holdings. Doral Financial - a leading mortgage bank in Puerto Rico - also performed well.

Q. Which other stocks performed well during the period? Which ones were disappointing?

A. D.R. Horton - a leading homebuilder in the Sunbelt states - was the fund's best individual performer and its largest position at the end of the period. Home prices and sales continued to be strong in areas such as Texas and Southern California. In terms of disappointments, retail stock Kenneth Cole seemed to fall out of favor among fickle fashion consumers.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook, Joel?

A. Corporate earnings may continue to trend down, so I'll continue to emphasize companies that can either deliver earnings growth, or that are priced in such a way that down earnings won't have a huge negative effect. I'll also continue to focus on companies that are leaders in their respective industries.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: capital appreciation by investing mainly in low-priced common stocks ($35 or less at time of purchase)

Fund number: 316

Trading symbol: FLPSX

Start date: December 27, 1989

Size: as of July 31, 2001, more than $10.2 billion

Manager: Joel Tillinghast, since 1989; joined Fidelity in 1986

Joel Tillinghast talks about the challenges involved in researching smaller stocks:

"One of the biggest challenges in researching smaller-sized stocks is getting accurate, up-to-date information on companies. Most large-cap companies - such as a Microsoft, for instance - have many brokers following them and the information is plentiful. Many of the stocks I'm interested in, on the other hand, tend to be ´under-followed.' This makes getting the straight facts about a smaller company somewhat of an obstacle.

"Fortunately, Fidelity has a world-class research group, a part of which is dedicated solely to tracking and digging up information on smaller stocks. The flip side of a stock being overlooked by the brokers is that the stock also may be undervalued. It's a satisfying feeling for our research group when we do our homework on an undervalued stock, and the stock price rises.

"In terms of the types of stocks we're looking at, I emphasize companies that have a product or service that is proprietary or better than its competitors. I follow this approach because unlike larger companies - which can go through a bad stretch and still remain afloat - smaller companies have to work harder to survive. One example would be the fund's stake in homebuilder D.R. Horton, which performed well during the period. The company has a great land inventory system, and always seems prepared in up or down home-buying markets."

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
D.R. Horton, Inc.	1.5	1.0
Outback Steakhouse, Inc.	1.2	1.2
Computer Sciences Corp.	1.1	0.0
AutoZone, Inc.	1.1	0.8
Applebee's International, Inc.	1.1	0.9
Biomet, Inc.	1.0	1.1
BJ's Wholesale Club, Inc.	1.0	1.0
Doral Financial Corp.	0.8	0.8
The PMI Group, Inc.	0.8	0.8
Sonic Corp.	0.8	0.9
	10.4
Top Five Market Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.0	25.1
Financials	13.9	15.3
Industrials	11.4	13.6
Information Technology	10.6	12.5
Health Care	8.1	8.2
Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Stocks 80.4%		Stocks 88.9%
	Convertible Securities 0.5%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 19.1%		Short-Term Investments and Net Other Assets 10.8%
* Foreign investments	13.6%	** Foreign investments	16.2%

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments July 31, 2001

Showing Percentage of Net Assets

Common Stocks - 80.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 1.4%
ArvinMeritor, Inc.	2,098,500	$ 45,118
D.C. Cook Holdings PLC (a)(d)	2,300,000	0
FCC Co. Ltd.	75,000	906
Federal Screw Works (d)	136,000	4,752
Fuji Oozx, Inc.	200,000	334
GenTek, Inc.	19,400	141
Koito Industries Ltd.	1,000,000	2,399
Lufkin Industries, Inc. (d)	621,400	16,579
Murakami Corp. (d)	800,000	3,954
Owari Precise Products Co. Ltd.	350,000	560
Piolax, Inc. (d)	800,000	4,952
Raytech Corp. (a)	318,300	828
Stoneridge, Inc. (a)	999,500	8,946
Strattec Security Corp. (a)(d)	528,700	19,027
Tachi-S Co. Ltd.	1,100,000	6,817
TBC Corp. (a)(d)	1,997,900	23,595
Tochigi Fuji Industrial Co. Ltd.	600,000	1,166
Transpro, Inc. (d)	660,925	2,247
		142,321
Distributors - 0.7%
Acier Leroux, Inc.:
Class B	125,000	400
Class B (sub. vtg.) (a)	168,600	540
Advanced Marketing Services, Inc. (d)	1,376,300	23,879
Goodfellow, Inc. (d)	418,000	2,394
Herbalife International, Inc.:
Class A (d)	1,037,500	10,738
Class B (non-vtg.)	2,010,500	20,447
Quicks Group PLC (d)	4,518,916	4,929
Richelieu Hardware Ltd. (a)	111,600	765
Uni-Select, Inc.	500,000	4,534
		68,626
Hotels, Restaurants & Leisure - 5.0%
Anchor Gaming (a)	55,000	2,859
Applebee's International, Inc. (d)	3,691,200	111,843
ARK Restaurants Corp. (a)(d)	213,200	2,008
Ask Central PLC	100,000	252
Bally Total Fitness Holding Corp. (a)	101,000	2,565
Benihana, Inc. (a)(d)	348,200	4,875
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Benihana, Inc. Class A (a)(d)	266,800	$ 3,799
CEC Entertainment, Inc. (a)	250,000	8,923
Elxsi Corp. (a)	177,600	1,394
Enterprise Inns PLC	350,832	3,001
Flanigan's Enterprises, Inc. (d)	195,000	1,190
Gresham Hotel Group PLC	1,901,607	1,478
Groupe Partouche	10,100	646
Hanover International PLC	629,070	931
Holidaybreak PLC	300,000	1,916
IHOP Corp. (a)(d)	2,000,800	56,623
Jack in the Box, Inc. (a)	855,545	24,255
Jurys Doyle Hotel Group PLC (Ireland)	350,000	3,034
Lakes Gaming, Inc. (a)(d)	1,051,600	7,466
Morton's Restaurant Group, Inc. (a)(d)	360,000	6,246
MTR Gaming Group, Inc. (a)	431,100	4,686
Outback Steakhouse, Inc. (a)(d)	4,415,000	126,755
Papa John's International, Inc. (a)(d)	1,304,140	31,560
Ryan's Family Steak Houses, Inc. (a)	800,000	13,336
Shingakukai Co. Ltd.	200,000	545
ShoLodge, Inc. (a)(d)	401,200	2,227
Sonic Corp. (a)(d)	2,875,000	85,704
Sportscene Restaurants, Inc. Class A (d)	133,300	478
Steak n Shake Co. (a)	830,000	7,420
		518,015
Household Durables - 4.8%
Abbey PLC (d)	2,275,000	7,470
Airsprung Furniture Group PLC	950,000	1,057
Barratt Developments PLC	2,000,000	9,681
Beazer Homes USA, Inc. (a)	200,000	14,592
Blyth, Inc.	529,300	12,153
BMTC Group, Inc. Class A (sub. vtg.) (d)	800,000	6,524
Boston Acoustics, Inc.	120,100	1,219
Bush Industries, Inc. Class A (d)	821,000	9,827
Chromcraft Revington, Inc. (a)	371,400	2,953
Clayton Homes, Inc.	2,850,000	45,828
Cobra Electronics Corp. (a)(d)	616,600	4,039
Crossmann Communities, Inc. (d)	1,145,000	45,422
D.R. Horton, Inc. (d)	5,608,000	154,474
Dominion Homes, Inc. (a)(d)	625,500	8,945
Fleetwood Enterprises, Inc.	100,000	1,630
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Helen of Troy Corp. (a)(d)	2,837,800	$ 39,587
Kaneshita Construction Co. Ltd.	400,000	1,599
M/I Schottenstein Homes, Inc. (d)	880,000	34,329
Meritage Corp. (a)	230,000	13,280
Mohawk Industries, Inc. (a)	125,000	5,500
Nakayamafuku Co. Ltd.	50,000	134
National R.V. Holdings, Inc. (a)(d)	628,500	8,045
Oakwood Homes Corp. (a)(d)	533,080	3,689
Oriole Homes Corp. Class B (a)	56,600	155
P&F Industries, Inc. Class A (a)(d)	359,300	2,458
Persimmon PLC	1,099,685	5,190
Samas Groep NV (Certificaten Van Aandelen)	100,000	1,414
Shermag, Inc. (a)	564,600	2,943
Silentnight Holdings PLC	250,000	643
Southern Energy Homes, Inc. (a)(d)	1,425,100	4,446
Standard Pacific Corp.	520,000	12,251
Stanley Furniture Co., Inc. (a)(d)	675,000	17,044
The Rowe Companies	71,500	184
Toso Co. Ltd.	400,000	1,158
William Lyon Homes, Inc. (a)(d)	1,057,000	14,270
		494,133
Internet & Catalog Retail - 0.9%
Blair Corp. (d)	800,700	14,012
Coldwater Creek, Inc. (a)(d)	706,000	19,366
Insight Enterprises, Inc. (a)(d)	2,438,900	50,022
Kleeneze PLC	1,600,000	4,038
		87,438
Leisure Equipment & Products - 0.1%
Anthony & Sylvan Pools Corp.	161,865	1,214
Gametech International, Inc. (a)	362,400	1,913
Johnson Outdoors, Inc. Class A (a)	122,900	875
K2, Inc. (a)	197,300	1,780
Marine Products Corp. (d)	1,695,840	8,225
		14,007
Media - 0.9%
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	200,000	2,217
Austereo Group Ltd.	4,000,000	4,033
CanWest Global Communications Corp. (sub. vtg.)	918,006	8,044
Chubu-Nippon Broadcasting Co. Ltd.	50,000	368
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
COMTEX News Network, Inc. (a)	200,000	$ 140
Grupo Radio Centro SA de CV sponsored ADR	542,700	3,680
Informa Group PLC	326,300	1,334
Johnston Press PLC	1,600,000	7,072
P4 Radio Hele Norge ASA	450,000	1,283
Prime Television Ltd.	1,025,806	956
R.H. Donnelley Corp. (a)	1,104,500	34,240
Roto Smeets de Boer NV	165,000	4,016
Sanoma-WSOY Oyj (B Shares)	594,900	6,355
SMG PLC	600,000	1,313
Source Information Management Co. (a)	545,800	3,084
Southern Cross Broadcasting Australia Ltd.	800,000	5,215
TVA Group, Inc. Class B	1,008,900	9,248
VLT AB (B Shares)	200,000	1,558
		94,156
Multiline Retail - 2.0%
Arnotts PLC	100,387	642
BJ's Wholesale Club, Inc. (a)	1,750,000	98,000
Daiwa Co. Ltd.	300,000	480
Fred's, Inc. Class A	15,000	380
JCPenney Co., Inc.	100,000	2,844
Ministop Co. Ltd.	25,000	356
Ross Stores, Inc.	3,495,000	82,202
ShopKo Stores, Inc. (a)(d)	2,723,600	23,559
		208,463
Specialty Retail - 5.9%
Aaron Rents, Inc.	803,000	14,815
Aaron Rents, Inc. Class A	118,700	1,935
AutoZone, Inc. (a)	2,400,000	113,592
Brookstone Co., Inc. (a)(d)	836,600	11,746
Cato Corp. Class A	871,800	14,324
CDW Computer Centers, Inc. (a)	1,850,000	79,495
Chico's FAS, Inc. (a)	217,500	8,106
Christopher & Banks Corp. (a)	100,000	2,680
Claire's Stores, Inc.	1,300,000	22,308
Cole National Corp. Class A (a)(d)	1,142,900	15,178
Daiwa Logistics Co. Ltd.	300,000	1,271
Danier Leather, Inc. (a)	152,500	1,194
Finish Line, Inc. Class A (a)(d)	1,870,000	20,084
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Footstar, Inc. (a)(d)	1,000,400	$ 34,594
Gadzooks, Inc. (a)	208,400	2,909
Goody's Family Clothing, Inc. (a)	217,500	729
GTSI Corp. (a)(d)	790,300	5,058
Guitar Center, Inc. (a)	330,000	5,207
Gymboree Corp. (a)	470,000	2,764
Heiton Holdings PLC	254,909	714
Hibbett Sporting Goods, Inc. (a)(d)	433,700	8,978
Homestyle Group PLC	525,000	2,663
Hot Topic, Inc. (a)	275,000	7,370
Hughes Supply, Inc.	525,000	12,941
Jo-Ann Stores, Inc.:
Class A (a)(d)	482,800	2,148
Class B (non-vtg.) (a)	1,093,100	2,733
Keiiyu Co. Ltd.	100,000	584
Le Chateau, Inc. Class A (sub. vtg.) (a)(d)	192,900	610
Linens 'N Things, Inc. (a)	100,000	2,570
Lithia Motors, Inc. Class A (a)	350,000	6,472
Mark's Work Warehouse Ltd. (a)	718,100	1,429
Monro Muffler Brake, Inc. (a)(d)	699,900	9,491
New Look Group PLC (e)	950,000	1,151
O'Reilly Automotive, Inc. (a)	950,000	33,155
One Price Clothing Stores, Inc. (a)(d)	1,048,900	682
Pacific Sunwear of California, Inc. (a)	105,000	2,300
Partridge Fine Arts PLC	100,000	86
Pier 1 Imports, Inc.	2,450,000	28,788
Pomeroy Computer Resources, Inc. (a)(d)	1,257,700	20,060
Rainbow Rentals, Inc. (a)	191,900	1,602
Regis Corp.	145,400	2,706
Rex Stores Corp. (a)(d)	658,300	16,991
Shirmax Fashions Ltd. (a)	513,600	1,290
Sonic Automotive, Inc. Class A (a)	100,000	1,950
The Buckle, Inc. (a)	21,900	416
The Childrens Place Retail Stores, Inc. (a)	548,000	13,727
The Men's Wearhouse, Inc. (a)	1,910,000	46,222
United Retail Group, Inc. (a)(d)	871,600	8,202
Whitehall Jewellers, Inc. (a)	142,200	1,426
Wilsons Leather Experts, Inc. (a)	349,400	5,521
		602,967
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - 2.3%
Cherokee, Inc. (a)	276,400	$ 2,584
Decorator Industries, Inc. (d)	279,715	867
Delta Apparel, Inc.	85,800	1,553
Dewhirst Group PLC	2,500,000	2,976
Finlay Enterprises, Inc. (a)(d)	1,042,700	11,689
Fossil, Inc. (a)(d)	2,479,300	49,586
Friedmans, Inc. Class A (d)	1,343,700	10,011
Gildan Activewear, Inc. Class A (a)	1,035,900	12,120
Hampshire Group Ltd. (a)(d)	464,200	4,503
Impact 21 Co. Ltd.	50,000	551
JLM Couture, Inc. (a)(d)	197,100	428
Jones Apparel Group, Inc. (a)	100,000	3,904
Kenneth Cole Productions, Inc. Class A (a)	520,000	10,270
Movado Group, Inc. (d)	950,500	18,002
Nautica Enterprises, Inc. (a)(d)	3,600,000	49,680
Novel Denim Holdings Ltd. (a)(d)	943,800	11,373
Perry Ellis International, Inc. (a)(d)	672,400	5,313
Quaker Fabric Corp. (a)(d)	828,000	6,997
Quiksilver, Inc. (a)	245,000	5,157
Tandy Brands Accessories, Inc. (a)(d)	548,900	3,348
Tommy Hilfiger Corp. (a)	1,570,000	22,388
		233,300
TOTAL CONSUMER DISCRETIONARY		2,463,426
CONSUMER STAPLES - 4.1%
Beverages - 0.1%
Constellation Brands, Inc. Class A (a)	169,500	7,139
Hansen Natural Corp. (a)	45,885	177
Mikuni Coca-Cola Bottling Co.	25,000	252
National Beverage Corp. (a)	544,500	5,717
Shikoku Coca-Cola Bottling Co. Ltd.	200,000	1,719
		15,004
Food & Drug Retailing - 1.2%
Fresh Brands, Inc. (d)	392,100	5,607
Jean Coutu Group, Inc. Class A (d)	2,750,000	46,560
Metro, Inc. Class A (sub. vtg.) (d)	3,200,000	64,305
Shoei Foods Corp.	250,000	922
Somerfield PLC (a)	1,700,000	3,078
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Drug Retailing - continued
Village Super Market, Inc. Class A (a)	22,600	$ 440
Yaoko Co. Ltd.	10,000	110
		121,022
Food Products - 0.7%
American Italian Pasta Co. Class A (a)	250,000	11,813
Cagle's, Inc. Class A (d)	474,000	5,167
IAWS Group PLC:
(Ireland)	1,450,000	10,284
(United Kingdom) (Reg.)	500,000	3,422
Kerry Group PLC Class A	375,000	4,689
McCormick & Co., Inc. (non-vtg.)	10,000	427
Monterey Pasta Co. (a)	597,500	4,051
Riviana Foods, Inc. (d)	875,500	14,884
Snackhouse PLC	1,400,000	445
Suprema Specialties, Inc. (a)(d)	564,100	8,574
Sylvan, Inc. (a)(d)	385,100	4,604
Zapata Corp. (a)	46,700	1,005
		69,365
Personal Products - 0.5%
Alberto-Culver Co. Class A	143,300	5,147
DSG International Ltd. (a)(d)	512,500	2,880
IWP International PLC:
(Dublin) (Reg.)	250,000	383
(United Kingdom) (Reg.)	700,000	1,098
Nature's Sunshine Products, Inc. (d)	1,659,900	20,184
Steiner Leisure Ltd. (a)	810,000	21,562
Swallowfield PLC	200,000	307
		51,561
Tobacco - 1.6%
DIMON, Inc.	1,588,900	14,761
Gallaher Group PLC sponsored ADR	2,675,000	71,342
RJ Reynolds Tobacco Holdings, Inc.	1,075,000	57,738
Standard Commercial Corp. (d)	1,261,500	21,509
		165,350
TOTAL CONSUMER STAPLES		422,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 3.9%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	$ 6,901
Australian Oil & Gas Corp. Ltd. (d)	2,671,436	2,095
Canadian Crude Separators, Inc. (a)(d)	911,200	3,537
Carbo Ceramics, Inc.	150,000	4,470
Collicutt Hanover Services Ltd. (a)	56,400	261
Dawson Geophysical Co. (a)	111,500	1,093
Enserco Energy Service Co., Inc. (a)	365,000	3,929
EnSource Energy Services, Inc. (a)	57,500	218
Foremost Industries, Inc. (a)(d)	540,500	1,181
Kaneb Services LLC (a)	35,000	491
Offshore Logistics, Inc. (a)	685,000	13,255
Oil States International, Inc.	209,100	1,746
Pason Systems, Inc. (a)	162,700	1,067
Pe Ben Oilfield Services Ltd. (a)(d)	336,150	976
Peak Energy Services Ltd. (a)	1,285,000	2,498
Petroleum Helicopters, Inc. (a)(d)	218,200	3,677
Petroleum Helicopters, Inc. (non-vtg.) (a)	300,000	5,055
RPC, Inc. (d)	2,835,200	38,133
Ryan Energy Technologies, Inc. (a)	550,000	822
Superior Energy Services, Inc. (a)	1,225,000	10,413
Total Energy Services Ltd. (a)	810,000	1,184
Trican Well Service Ltd. (a)	63,700	734
UNIFAB International, Inc. (a)	323,700	825
Wenzel Downhole Tools Ltd. (a)	796,400	468
		105,029
Oil & Gas - 2.9%
Adams Resources & Energy, Inc. (d)	421,800	5,357
Castle Energy Corp. (d)	1,167,000	7,469
Compton Petroleum Corp. (a)	800,000	2,145
Denbury Resources, Inc. (a)	313,500	2,655
Dorchester Hugoton Ltd. (depositary unit)	498,800	6,734
Enex Resources Corp. (a)(d)	144,300	722
Giant Industries, Inc. (a)(d)	901,600	8,529
Holly Corp. (d)	1,550,000	25,343
Howell Corp. (d)	535,260	6,391
Husky Energy, Inc.	1,000,000	9,982
KCS Energy, Inc. (a)(d)	2,065,900	12,395
Markwest Hydrocarbon, Inc. (a)(d)	731,800	5,598
Maynard Oil Co. (a)(d)	488,000	12,200
Nissin Shoji Co. Ltd.	250,000	1,000
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Novus Petroleum Ltd. (a)(d)	14,300,000	$ 15,074
Olympia Energy, Inc. Class A (a)	90,000	115
Penn Virginia Corp.	334,500	12,370
Petroleum Development Corp. (a)(d)	1,624,400	9,990
Premier Oil PLC (a)	13,000,000	4,217
Prize Energy Corp. (a)	608,400	11,590
ProSafe ASA	250,000	3,467
Summit Resources Ltd. (a)	170,800	680
Sunoco, Inc.	425,000	14,697
Swift Energy Co. (a)	1,030,000	32,167
Upton Resources, Inc. (a)	376,200	847
USX - Marathon Group	2,750,000	81,593
Ventus Energy Ltd. (a)	50,000	241
		293,568
TOTAL ENERGY		398,597
FINANCIALS - 13.9%
Banks - 5.5%
1st Source Corp.	4,800	117
American Bank of Connecticut	170,000	5,100
Anglo Irish Bank Corp. PLC	1,761,360	6,454
Bank of Ireland, Inc.	100,001	950
Bank of The Ozarks, Inc. (d)	377,000	8,765
Berkshire Hills Bancorp, Inc.	431,900	8,400
BOK Financial Corp.	387,800	11,851
California First National Bancorp (d)	598,600	7,183
Canadian Western Bank (d)	1,025,300	19,667
Cascade Bancorp	118,260	1,897
Cathay Bancorp, Inc. (d)	485,700	25,669
Centennial Bancorp	326,595	2,939
City National Corp.	250,800	11,788
Coastal Financial Corp.	78,200	1,173
DnB Holding ASA	4,200,095	18,417
DnB Holding ASA (e)	900,000	3,946
Fidelity Bancorp, Inc., Pennsylvania	44,000	737
First BanCorp Puerto Rico (d)	2,637,000	76,605
First Bell Bancorp, Inc.	66,000	981
First Mutual Bancshares, Inc.	213,900	2,866
Frontier Financial Corp.	63,100	1,777
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Gjensidige NOR Sparebank (primary shares certificates)	1,000,000	$ 28,721
Great Southern Bancorp, Inc.	67,000	1,947
Hanmi Financial Corp. (d)	831,301	19,203
Harleysville National Corp.	38,425	1,731
Hawthorne Financial Corp. (a)(d)	514,500	9,595
Home Capital Group, Inc. Class B (sub. vtg.) (d)	809,300	5,043
Independence Federal Savings Bank (d)	120,700	1,255
International Bancshares Corp.	175,125	6,821
Jyske Bank AS (Reg.) (a)(d)	2,050,000	43,132
Laurentian Bank of Canada	1,090,640	22,628
Local Financial Corp. (a)	280,200	4,321
London Forfaiting Co. PLC (a)	650,000	191
National Bank of Canada	1,800,000	35,197
Nordlandsbanken AS (d)	417,000	9,828
Nordvestbank (Reg.)	12,000	1,025
North Central Bancshares, Inc. (d)	108,200	2,499
OKO Bank (A Shares)	600,000	6,357
Pacific Union Bank (d)	500,050	6,001
Parkvale Financial Corp.	206,300	5,034
Popular, Inc.	200,000	6,994
Ringerikes Sparebank (d)	30,950	450
Ringkjoebing Bank (d)	31,730	3,043
S.Y. Bancorp, Inc.	183,200	5,908
SouthTrust Corp.	1,950,000	50,057
Sparebanken More (primary shares certificates)	50,084	991
Sparebanken Rana (d)	43,250	507
Sparebanken Rogaland (capital certificates) (a)	50,000	1,288
Sterling Bancorp (d)	858,300	24,427
Surrey Metro Savings Credit Union (non-vtg.)	565,000	6,086
Sydbank AS	315,000	15,032
Texas Regional Bancshares, Inc. Class A	111,700	4,249
W Holding Co., Inc.	164,500	2,461
Waypoint Financial Corp.	250,800	3,311
WSFS Financial Corp.	23,300	401
Yardville National Bancorp (d)	743,500	10,067
		563,083
Diversified Financials - 1.4%
ACE Cash Express, Inc. (a)(d)	550,600	5,231
Aeon Credit Service (ASIA) Co. Ltd.	8,500,000	3,188
Amagerbanken AS	30,000	1,693
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Amtsspar Fyn Holding AS	35,000	$ 1,748
Daiko Shoken Business Co. Ltd.	100,000	332
Doral Financial Corp. (d)	2,350,000	87,091
Globaly Corp.	150,000	1,613
Hamilton Bancorp, Inc. (a)(d)	816,900	5,539
Ichiyoshi Securities Co. Ltd.	100,000	392
JCG Holdings Ltd.	25,500,000	15,448
MFC Bancorp Ltd. (a)(d)	763,800	7,447
Norvestia Oyj (B Shares)	240,000	2,543
Takefuji Corp.	100,000	8,461
		140,726
Insurance - 6.6%
American Physicians Capital, Inc. (d)	658,900	13,442
AmerUs Group Co.	688,300	22,198
Clark/Bardes, Inc. (a)	59,300	1,797
Commerce Group, Inc.	587,500	21,644
Cotton States Life Insurance Co. (d)	626,700	6,800
Financial Industries Corp. (d)	1,307,020	16,861
FPIC Insurance Group, Inc. (a)(d)	473,500	6,700
Independence Holding Co.	142,100	2,299
IPC Holdings Ltd. (a)(d)	2,503,000	59,697
MEEMIC Holdings, Inc. (a)	192,400	4,858
MetLife, Inc.	2,050,000	60,783
MIIX Group, Inc. (d)	940,100	9,044
Mutual Risk Management Ltd. (d)	2,107,000	23,072
National Western Life Insurance Co. Class A (a)(d)	209,200	23,223
Nationwide Financial Services, Inc. Class A	100,000	4,399
Nymagic, Inc.	249,000	5,085
PAULA Financial (a)(d)	591,800	1,071
Philadelphia Consolidated Holding Corp. (a)(d)	1,154,500	41,701
ProAssurance Corp. (a)	40,000	660
Protective Life Corp.	1,555,000	51,626
PXRE Group Ltd. (d)	1,183,000	20,868
Radian Group, Inc.	600,000	24,012
RenaissanceRe Holdings Ltd.	927,700	67,165
RTW, Inc. (a)	159,600	227
Stirling Cooke Brown Holdings Ltd. (d)	942,000	1,837
The Midland Co.	8,500	324
The PMI Group, Inc.	1,250,000	86,250
Trenwick Group Ltd. (d)	2,563,700	45,377
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Triad Guaranty, Inc. (a)	497,500	$ 18,855
UICI (a)(d)	2,635,600	34,895
Universal American Financial Corp. (a)	100,000	500
		677,270
Real Estate - 0.4%
AMRESCO Capital Trust, Inc.	16,100	135
Apartment Investment & Management Co. Class A	200,000	9,244
Duke Realty Corp.	505,500	12,329
La Quinta Properties, Inc. unit (a)	2,855,000	14,675
Nagawa Co. Ltd. (d)	875,000	4,898
Orleans Homebuilders, Inc. (a)	223,500	673
Redwood Trust, Inc.	129,168	3,001
Wilshire Oil of Texas (a)	154,700	526
		45,481
TOTAL FINANCIALS		1,426,560
HEALTH CARE - 8.0%
Biotechnology - 0.1%
Embrex, Inc. (a)(d)	783,900	12,715
Health Care Equipment & Supplies - 3.6%
Biomet, Inc.	2,200,000	106,810
Datascope Corp.	165,500	6,996
Del Global Technologies Corp. (a)(d)	786,100	1,061
DENTSPLY International, Inc.	150,000	6,645
Elscint Ltd. (a)(d)	1,394,800	5,300
Exactech, Inc. (a)(d)	513,800	6,628
Guidant Corp. (a)	1,000,000	31,880
HPSC, Inc. (a)	168,800	1,291
ICU Medical, Inc. (a)(d)	800,000	32,000
Invacare Corp.	1,202,800	43,048
Kensey Nash Corp. (a)	385,000	7,835
Medical Action Industries, Inc. (a)	65,000	793
Medstone International, Inc. (a)(d)	561,200	2,553
Meridian Bioscience, Inc.	40,500	202
Mesa Laboratories, Inc. (a)(d)	311,100	1,378
Moulin International Holding Ltd.	14,248,835	1,005
Nakanishi, Inc.	75,000	1,817
Ocular Sciences, Inc. (a)(d)	2,203,000	46,021
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthofix International NV (a)(d)	983,447	$ 26,455
Osteotech, Inc. (a)(d)	737,100	3,354
Sola International, Inc. (a)	116,400	1,595
Sulzer Medica AG sponsored ADR	500,000	2,675
Theragenics Corp. (a)(d)	1,675,000	17,939
Utah Medical Products, Inc. (a)(d)	758,800	10,365
Vital Signs, Inc.	63,400	1,709
Young Innovations, Inc. (a)	22,100	508
		367,863
Health Care Providers & Services - 3.9%
Canadian Medical Laboratories Ltd.	530,000	6,380
Corvel Corp. (a)(d)	750,000	27,938
Health Management Associates, Inc. Class A (a)	2,250,000	44,460
Healthcare Recoveries, Inc. (a)(d)	1,112,500	6,208
HealthSouth Corp. (a)	2,500,000	42,750
Hokuyaku, Inc.	250,000	720
Horizon Health Corp. (a)(d)	674,400	8,531
Lincare Holdings, Inc. (a)	600,000	19,710
National Dentex Corp. (a)(d)	263,400	5,745
National Healthcare Corp. (a)(d)	920,000	16,634
PacifiCare Health Systems, Inc. (a)(d)	2,415,000	29,874
Ramsay Health Care Ltd.	600,000	901
RehabCare Group, Inc. (a)	800,000	35,160
Renal Care Group, Inc. (a)	1,675,000	49,413
Res-Care, Inc. (a)(d)	1,805,600	14,950
U.S. Oncology, Inc. (a)	1,112,500	9,000
United Drug PLC	30,000	349
Universal Health Services, Inc. Class B (a)	1,600,000	79,200
		397,923
Pharmaceuticals - 0.4%
Alpharma, Inc. Class A	1,450,000	40,905
Fuji Pharmaceutical Co. Ltd.	100,000	380
		41,285
TOTAL HEALTH CARE		819,786
INDUSTRIALS - 11.4%
Aerospace & Defense - 0.7%
Allied Research Corp. (a)(d)	465,000	4,232
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Astronics Corp. (d)	596,700	$ 8,918
Astronics Corp. Class B	43,215	605
Ducommun, Inc. (a)(d)	1,090,500	14,231
Engineered Support Systems, Inc. (d)	592,500	21,591
Mercury Air Group, Inc. (a)	290,140	1,842
Mercury Computer Systems, Inc. (a)	50,000	1,583
World Fuel Services Corp. (d)	1,249,906	16,249
		69,251
Air Freight & Couriers - 0.0%
Baltrans Holdings Ltd.	5,000,000	930
Airlines - 0.1%
America West Holding Corp. Class B (a)	289,600	2,997
Transat A.T., Inc. (a)	296,900	2,189
		5,186
Building Products - 0.9%
Aaon, Inc. (a)(d)	300,000	9,000
Asahi Concrete Works Co. Ltd. (d)	1,150,000	2,842
Dal-Tile International, Inc. (a)	1,000,000	19,350
Drew Industries, Inc. (a)(d)	908,800	8,861
Griffon Corp. (a)	1,306,700	15,419
Kondotec, Inc.	275,000	1,122
NCI Building Systems, Inc. (a)(d)	1,707,300	28,563
Nichiha Corp.	300,000	2,687
Patrick Industries, Inc. (d)	421,200	3,416
Portmeirion Group PLC	350,000	914
Uponor Oyj	200,000	3,152
		95,326
Commercial Services & Supplies - 1.6%
Caldwell Partners International, Inc. Class A (non-vtg.)	137,700	135
Chodai Co. Ltd.	200,000	608
Chuo Warehouse Co. Ltd.	300,000	1,382
CompX International, Inc. Class A	8,000	99
Daitec Co. Ltd.	425,200	3,672
Diversified Corporate Resources, Inc. (a)(d)	277,700	472
FYI, Inc. (a)	469,900	19,548
Hunting PLC	1,700,000	6,084
infoUSA, Inc. (a)(d)	2,609,800	15,032
Insurance Auto Auctions, Inc. (a)	179,200	2,860
Jenny Craig, Inc. (a)	817,100	1,430
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Labor Ready, Inc. (a)	129,500	$ 657
McGrath RentCorp.	38,500	1,001
MCSi, Inc. (a)(d)	935,000	11,688
Mice Group PLC	25,000	30
Nippon Filing Co. Ltd.	100,000	358
Nishio Rent All Co. Ltd.	500,000	3,471
Personnel Group of America, Inc. (a)	1,000,000	1,200
Pittston Co. - Brinks Group	1,069,300	23,578
Programming & Systems, Inc. (a)(d)	313,300	0
Pubco Corp. (a)(d)	319,500	2,275
RCM Technologies, Inc. (a)(d)	869,000	5,066
RemedyTemp, Inc. Class A (a)(d)	712,800	9,979
Right Management Consultants, Inc. (a)(d)	927,000	22,239
Scherer Healthcare, Inc. (a)(d)	352,900	1,232
Tanabe Management Consulting Co.	200,000	494
Thomas Group (a)	63,900	288
Up, Inc. (d)	450,000	1,349
Viad Corp.	675,000	16,524
Wao Corp. (d)	450,000	1,188
Watson Wyatt & Co. Holdings	278,000	7,367
Wyndeham Press Group PLC	625,000	1,087
		162,393
Construction & Engineering - 2.2%
Aoki Marine Co. Ltd.	126,000	333
Badger Daylighting, Inc. (a)	766,500	685
Bellway PLC	1,125,000	5,678
Bracknell Corp. (a)	596,400	2,413
Dai-Dan Co. Ltd.	300,000	1,140
EMCOR Group, Inc. (a)	665,400	28,932
Fugro NV	320,000	18,773
Henry Boot PLC (d)	1,490,000	5,368
Hoan Kogyo Co. Ltd.	500,000	984
Jacobs Engineering Group, Inc. (a)	1,030,000	60,317
Japan Engineering Consultants Co. Ltd.	300,000	540
Kawasaki Setsubi Kogyo Co. Ltd.	200,000	560
Matsui Construction Co. Ltd.	400,000	1,001
Matsuo Bridge Co. Ltd.	500,000	948
Metalrax Group PLC	2,100,000	2,073
Sanshin Corp.	250,000	326
Sanyo Engineering & Construction, Inc.	900,000	2,411
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Stantec, Inc. (a)(d)	841,900	$ 13,622
Taihei Dengyo Kaisha Ltd.	100,000	272
Takada Kiko Co. Ltd.	700,000	2,575
Technip SA (e)	50,000	6,786
URS Corp. (a)(d)	1,678,200	41,066
Volker Wessels Stevin NV (Certificaten Van Aandelen)	1,250,000	25,666
Wesco, Inc.	200,000	465
Yokogawa Bridge Corp.	1,000,000	3,359
Yokogawa Construction Co. Ltd.	300,000	861
		227,154
Electrical Equipment - 2.0%
Aichi Electric Co. Ltd.	1,000,000	2,087
AZZ, Inc. (d)	496,800	12,321
Bairnco Corp. (d)	900,900	5,414
Bergman & Beving AB (B Shares)	250,000	2,928
BMC Industries, Inc.	652,400	3,132
BTU International, Inc. (a)(d)	691,600	3,672
C&D Technologies, Inc. (d)	2,614,300	81,697
Chase Corp. (d)	400,000	4,940
Denyo Co. Ltd.	250,000	1,224
Draka Holding NV	50,000	2,692
General Cable Corp.	1,391,000	22,312
Genlyte Group, Inc. (a)(d)	1,136,800	35,934
Inaba Denki Sangyo Co. Ltd.	800,000	10,716
National Service Industries, Inc.	276,900	6,263
Pressac PLC	150,000	104
TB Wood's Corp. (d)	408,100	3,673
Techtronic Industries Co.	9,000,000	3,000
Toami Corp. (d)	350,000	1,481
Woodward Governor Co.	26,100	1,915
Yurtec Corp.	1,150,000	3,311
		208,816
Industrial Conglomerates - 0.6%
DCC PLC:
(Ireland) (d)	1,775,000	17,174
(United Kingdom) (d)	3,325,000	32,000
FKI PLC	100,000	285
Send Group PLC (a)(d)	710,000	911
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Teleflex, Inc.	306,500	$ 14,605
United Capital Corp. (a)	13,100	320
		65,295
Machinery - 1.6%
Baldwin Technology Co., Inc. Class A (a)	395,800	400
Beltecno Corp.	125,000	237
Chart Industries, Inc. (a)	179,000	698
Circor International, Inc.	174,600	2,907
DT Industries, Inc. (a)(d)	536,500	2,951
Endois PLC	1,500,000	2,738
Gardner Denver, Inc. (a)(d)	1,554,000	35,913
Gehl Co. (a)(d)	635,000	10,763
Graco, Inc.	275,000	9,295
Hardinge, Inc.	164,300	2,571
Hibiya Engineering Ltd.	1,500,000	8,037
Hirsch International Corp. Class A (a)(d)	681,500	647
Hurco Companies, Inc. (a)(d)	387,428	1,051
IDEX Corp.	1,000,000	32,370
IHC Caland NV	70,000	3,288
Linx Printing Technologies PLC	600,361	2,371
NACCO Industries, Inc. Class A	134,500	9,287
Quipp, Inc. (a)	54,500	873
Quixote Corp. (d)	750,000	18,908
Reliance Steel & Aluminum Co.	363,900	9,061
Sansei Yusoki Co. Ltd.	800,000	1,996
Shin Nippon Machinery Co. Ltd.	400,000	441
The Oilgear Co. (d)	190,000	1,435
Velcro Industries NV	85,500	941
Wakita & Co. Ltd.	850,000	2,005
Wartsila Oyj (B Shares)	50,000	1,029
		162,213
Marine - 0.1%
Farstad Shipping ASA	1,200,000	5,657
Meiko Transportation Co. Ltd.	500,000	1,639
Ocean Wilsons Holdings Ltd.	600,000	684
Tokyo Kisen Co. Ltd.	500,000	1,391
		9,371
Road & Rail - 1.6%
Arkansas Best Corp. (a)	810,000	22,356
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Arnold Industries, Inc.	1,005,000	$ 18,814
Arriva PLC	100,000	467
CD Bramall PLC	1,800,000	5,441
Covenant Transport, Inc. Class A (a)	203,300	2,838
Genesee & Wyoming, Inc. Class A (a)(d)	299,250	8,065
Japan Logistic Systems Corp.	300,000	760
Knight Transportation, Inc. (a)	150,000	3,591
Landstar System, Inc. (a)	173,200	13,163
Marten Transport Ltd. (a)(d)	447,700	7,499
Old Dominion Freight Lines, Inc. (a)(d)	831,300	9,602
P.A.M. Transportation Services, Inc. (a)(d)	846,600	8,585
Perry Group PLC (d)	2,200,000	2,180
Trancom Co. Ltd. (d)	520,000	2,578
USFreightways Corp. (d)	1,764,400	60,942
		166,881
Trading Companies & Distributors - 0.0%
Mitani Sangyo Co. Ltd.	100,000	325
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	1,000,000	2,223
TOTAL INDUSTRIALS		1,175,364
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.8%
Avocent Corp. (a)	1,365,000	35,354
Bel Fuse, Inc.:
Class A (a)	222,400	5,282
Class B	57,300	1,388
Black Box Corp. (a)(d)	1,478,000	81,083
Blick PLC	1,250,000	3,529
Blonder Tongue Laboratories, Inc. (a)	262,700	946
Brooktrout, Inc. (a)	419,800	2,561
Cable Design Technologies Corp. (a)	1,489,100	22,411
CommScope, Inc. (a)	39,000	897
Gilat Satellite Networks Ltd. (a)	100,000	1,310
KTK Telecommunications Engineering Co. Ltd.	110,000	448
Plantronics, Inc. (a)	515,000	10,944
Proxim, Inc. (a)	88,700	754
ROHN Industries, Inc. (a)(d)	2,768,800	15,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
SBE, Inc. (a)	92,700	$ 130
Wireless Telecom Group, Inc. (d)	1,250,000	3,550
		186,314
Computers & Peripherals - 0.4%
Dataram Corp. (a)(d)	581,200	5,086
Electronics for Imaging, Inc. (a)	250,000	5,510
InFocus Corp. (a)	40,000	658
Maezawa Kasei Industries Co. Ltd.	240,000	2,896
SBS Technologies, Inc. (a)(d)	1,248,100	23,689
		37,839
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	813,100	21,750
Cohu, Inc.	500,000	9,455
CTS Corp.	68,900	1,519
Daidensha Co. Ltd.	100,000	376
Elec & Eltek International Co. Ltd.	229,664	772
Elec & Eltek International Holdings Ltd.	8,400,000	1,120
Kingboard Chemical Holdings Ltd.	10,998,000	5,922
Kyosan Electric Manufacturing Co. Ltd.	500,000	1,008
MOCON, Inc.	152,100	1,217
Nam Tai Electronics, Inc.	284,000	4,146
NU Horizons Electronics Corp. (a)(d)	901,400	8,771
Orbotech Ltd.	715,000	21,135
Perceptron, Inc. (a)	300,700	376
Powell Industries, Inc. (a)(d)	873,400	18,210
Rofin-Sinar Technologies, Inc. (a)	100,000	1,040
ScanSource, Inc. (a)(d)	360,600	17,518
Scientific Technologies, Inc.	165,500	1,043
SED International Holdings, Inc. (a)(d)	960,000	1,008
Sigmatron International, Inc. (a)(d)	220,000	152
Silent Witness Enterprises Ltd. (a)(d)	350,000	2,443
Spectrum Control, Inc. (a)	399,500	2,385
Taitron Components, Inc. Class A (a)(d)	461,400	1,038
Tech Data Corp. (a)	2,210,200	78,131
Technitrol, Inc.	279,400	6,935
Toko Seiki Co. Ltd. (a)	250,000	444
TT electronics PLC	4,200,000	7,950
Twin Disc, Inc. (d)	269,300	4,241
		220,105
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.0%
Cysive, Inc. (a)	435,400	$ 1,263
Prophet 21, Inc. (a)	124,500	810
RWD Technologies, Inc. (a)	193,300	638
Viant Corp. (a)	300,000	435
		3,146
IT Consulting & Services - 2.2%
Affiliated Computer Services, Inc. Class A (a)	1,030,000	85,325
CACI International, Inc. Class A (a)	335,200	11,732
Computer Sciences Corp. (a)	3,262,000	117,791
Cotelligent, Inc. (a)(d)	1,137,100	421
Informatics Holdings Ltd.	500,000	313
Meta Group, Inc. (a)	108,200	222
New Horizons Worldwide, Inc. (a)	363,200	4,969
Rand A Technology Corp. (a)	541,800	1,767
Refac (a)(d)	379,500	1,271
Technology Solutions Co. (a)	473,300	793
Xanser Corp. (d)	1,713,600	4,987
		229,591
Office Electronics - 0.5%
Scribona AB (B Shares)	319,502	392
Zebra Technologies Corp.:
Class A (a)	796,400	33,648
Class B	500,000	21,125
		55,165
Semiconductor Equipment & Products - 1.4%
Axcelis Technologies, Inc.	881,300	12,488
Diodes, Inc. (a)(d)	814,600	7,087
Fairchild Semiconductor International, Inc. Class A (a)	1,000,000	23,850
General Semiconductor, Inc. (a)(d)	3,767,200	42,419
Intest Corp. (a)(d)	866,100	5,543
Micro Linear Corp. (a)	272,300	866
Reliability, Inc. (a)(d)	666,700	1,920
Siliconix, Inc. (a)	1,429,200	40,332
Trio-Tech International (a)	112,300	393
Wong's International Holdings Ltd.	10,000,000	3,750
		138,648
Software - 1.8%
Ansys, Inc. (a)(d)	1,009,500	19,120
Avant! Corp. (a)(d)	3,665,200	22,614
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Compuware Corp. (a)	225,300	$ 3,087
Deltek Systems, Inc. (a)	192,800	1,118
Dendrite International, Inc. (a)	544,800	5,933
JDA Software Group, Inc. (a)	500,000	10,450
Kronos, Inc. (a)	290,000	12,780
Mapics, Inc. (a)	827,900	5,323
Ontrack Data International, Inc. (a)(d)	889,400	5,070
Pervasive Software, Inc. (a)	59,000	115
Reynolds & Reynolds Co. Class A	2,975,000	68,128
SPSS, Inc. (a)(d)	828,000	15,227
T/R Systems, Inc. (a)	260,500	779
Timberline Software Corp.	360,000	2,070
Unigraphics Solutions, Inc. Class A (a)(d)	283,900	8,957
		180,771
TOTAL INFORMATION TECHNOLOGY		1,051,579
MATERIALS - 3.8%
Chemicals - 1.0%
Aronkasei Co. Ltd.	750,000	2,309
Celanese AG	250,000	5,270
CPAC, Inc. (d)	577,200	3,810
Domco Tarkett, Inc.	286,500	920
Georgia Gulf Corp.	730,000	12,082
International Specialty Products, Inc. (a)	90,400	909
Nihon Kagaku Sangyo Co. Ltd.	200,000	494
Octel Corp. (a)(d)	1,472,000	26,202
SAES Getters Spa sponsored ADR	1,150,000	7,774
Solutia, Inc.	1,164,600	15,815
Spartech Corp.	1,038,400	24,506
The Stephan Co. (d)	453,500	1,429
Tokyo Printing Ink Manufacturing Co. Ltd.	375,000	945
		102,465
Construction Materials - 0.5%
Brampton Brick Ltd. Class A (a)(d)	723,895	3,896
Centex Construction Products, Inc.	279,100	9,210
Devcon International Corp. (a)(d)	375,700	2,556
Kingspan Group PLC	578,100	1,737
Komai Tekko, Inc.	100,000	227
Lafarge Corp.	853,548	28,577
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Construction Materials - continued
Monarch Cement Co.	8,500	$ 165
Texas Industries, Inc.	50,000	1,898
U.S. Concrete, Inc. (a)	100,000	804
		49,070
Containers & Packaging - 0.3%
Peak International Ltd. (a)(d)	1,375,700	8,667
Silgan Holdings, Inc. (a)(d)	1,049,200	23,555
		32,222
Metals & Mining - 1.5%
Anglo American PLC ADR	2,165,000	28,491
Century Aluminum Co.	326,500	5,697
Chase Industries, Inc. (a)(d)	895,200	8,504
Chubu Steel Plate Co. Ltd.	1,000,000	1,248
Cold Metal Products, Inc. (d)	441,100	357
Energy Resources of Australia Ltd.	600,000	657
Fansteel, Inc. (a)(d)	869,900	2,958
Harris Steel Group, Inc. Class A (non-vtg.)	338,900	4,091
Industrias Penoles SA (a)	4,600,000	5,036
Japan Steel Tower Co. Ltd.	500,000	1,044
Kentucky Electric Steel, Inc. (a)(d)	367,500	459
Major Drilling Group International, Inc. (a)	150,000	368
MAXXAM, Inc. (a)	39,900	844
Nagahori Corp.	200,000	385
Nippon Steel Drum Co. Ltd.	100,000	263
Normandy Mt. Leyshon Ltd.	800,000	171
Orogen Minerals Ltd. (d)	28,527,052	13,830
Orogen Minerals Ltd. GDR (e)	265,000	1,259
Outokumpu Oyj (A Shares)	100,000	841
Pechiney SA Series A	125,000	6,403
Richmont Mines, Inc. (a)(d)	1,163,700	1,025
Sons of Gwalia NL	1,016,123	4,243
Takigami Steel Construction Co. Ltd.	300,000	912
UK Coal PLC	2,457,000	2,855
USEC, Inc. (d)	8,030,000	68,255
		160,196
Paper & Forest Products - 0.5%
Crown Van Gelder (CVG) (non-vtg.) (a)	200,000	1,751
M-real Oyj (B Shares)	6,000,000	29,420
Mercer International, Inc. (SBI) (a)(d)	1,392,100	11,568
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Noda Corp.	100,000	$ 361
Sino-Forest Corp. Class A (sub. vtg.) (a)(d)	6,284,100	5,248
Uehara Sei Shoji Co. Ltd.	1,050,000	2,477
		50,825
TOTAL MATERIALS		394,778
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Atlantic Tele-Network, Inc. (d)	498,220	6,975
DSET Corp. (a)(d)	1,145,000	618
WorldCom, Inc. - MCI Group	836,700	11,111
XETA Technologies, Inc. (a)	223,500	1,198
		19,902
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. (a)	2,625,000	49,061
Smartone Telecommunications Holdings Ltd.	1,000,000	1,301
		50,362
TOTAL TELECOMMUNICATION SERVICES		70,264
UTILITIES - 0.4%
Electric Utilities - 0.1%
Bangor Hydro-Electric Co.	293,100	7,747
Green Mountain Power Corp.	113,738	1,846
Maine Public Service Co.	53,900	1,558
		11,151
Gas Utilities - 0.2%
Atmos Energy Corp.	4,000	81
Hokuriku Gas Co.	1,500,000	3,958
Otaki Gas Co. Ltd.	500,000	1,279
Southwestern Energy Co. (a)	1,035,000	13,352
		18,670
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Water Utilities - 0.1%
Brockhampton Holdings PLC Class A (non-vtg.)	4,790,000	$ 7,171
TOTAL UTILITIES		36,992
TOTAL COMMON STOCKS (Cost $6,387,157)		8,259,648
Convertible Bonds - 0.5%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Res-Care, Inc. 6% 12/1/04	B3	$ 6,785	4,953
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Natural MicroSystems Corp. 5% 10/15/05	CCC+	5,000	2,566
Electronic Equipment & Instruments - 0.2%
Aspect Telecommunications Corp. 0% 8/10/18	CCC+	107,940	20,509
Trans Lux Corp. 7.5% 12/1/06	-	500	385
			20,894
Semiconductor Equipment & Products - 0.2%
Conexant Systems, Inc. 4% 2/1/07	B-	46,950	21,362
TOTAL INFORMATION TECHNOLOGY			44,822
TOTAL CONVERTIBLE BONDS (Cost $51,155)			49,775
Cash Equivalents - 20.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 3.98% (c)	1,964,907,574	$ 1,964,908
Fidelity Securities Lending Cash Central Fund, 3.88% (c)	96,825,650	96,826
TOTAL CASH EQUIVALENTS (Cost $2,061,734)		2,061,734
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $8,500,046)		10,371,157
NET OTHER ASSETS - (1.0)%		(99,200)
NET ASSETS - 100%		$ 10,271,957
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,142,000 or 0.1% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	86.4%
Canada	3.4
United Kingdom	2.1
Bermuda	1.9
Others (individually less than 1%)	6.2
100.0%
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,459,197,000 and $2,875,461,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $278,000 for the period.

Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $8,503,977,000. Net unrealized appreciation aggregated $1,867,180,000, of which $2,612,174,000 related to appreciated investment securities and $744,994,000 related to depreciated investment securities.

The fund hereby designates approximately $840,584,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2001
Assets
Investment in securities, at value (including securities loaned of $93,051) (cost $8,500,046) - See accompanying schedule		$ 10,371,157
Foreign currency held at value (cost $415)		414
Receivable for investments sold		34,385
Receivable for fund shares sold		43,259
Dividends receivable		3,022
Interest receivable		7,354
Redemption fees receivable		3
Other receivables		146
Total assets		10,459,740
Liabilities
Payable to custodian bank	$ 4,734
Payable for investments purchased	73,438
Payable for fund shares redeemed	4,757
Accrued management fee	6,304
Other payables and accrued expenses	1,724
Collateral on securities loaned, at value	96,826
Total liabilities		187,783
Net Assets		$ 10,271,957
Net Assets consist of:
Paid in capital		$ 7,756,951
Undistributed net investment income		48,935
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		594,976
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,871,095
Net Assets, for 377,427 shares outstanding		$ 10,271,957
Net Asset Value and redemption price per share ($10,271,957 ÷ 377,427 shares)		$27.22
Maximum offering price per share (100/97.00 of $27.22)		$28.06

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2001
Investment Income Dividends (including $23,124 received from affiliated issuers)		$ 88,354
Interest		55,077
Security lending		1,998
Total income		145,429
Expenses
Management fee Basic fee	$ 47,355
Performance adjustment	10,840
Transfer agent fees	17,045
Accounting and security lending fees	779
Non-interested trustees' compensation	20
Custodian fees and expenses	603
Registration fees	304
Audit	60
Legal	26
Reports to shareholders	331
Miscellaneous	25
Total expenses before reductions	77,388
Expense reductions	(1,573)	75,815
Net investment income		69,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain of $76,335 on sales of investments in affiliated issuers)	796,941
Foreign currency transactions	1,570	798,511
Change in net unrealized appreciation (depreciation) on:
Investment securities	1,221,581
Assets and liabilities in foreign currencies	5	1,221,586
Net gain (loss)		2,020,097
Net increase (decrease) in net assets resulting from operations		$ 2,089,711

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2001	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 69,614	$ 37,499
Net realized gain (loss)	798,511	908,615
Change in net unrealized appreciation (depreciation)	1,221,586	(731,673)
Net increase (decrease) in net assets resulting from operations	2,089,711	214,441
Distributions to shareholders From net investment income	(43,104)	(46,312)
From net realized gain	(891,304)	(370,020)
Total distributions	(934,408)	(416,332)
Share transactions Net proceeds from sales of shares	3,475,681	1,073,395
Reinvestment of distributions	899,717	398,565
Cost of shares redeemed	(1,341,489)	(2,892,892)
Net increase (decrease) in net assets resulting from share transactions	3,033,909	(1,420,932)
Redemption fees	2,455	1,209
Total increase (decrease) in net assets	4,191,667	(1,621,614)
Net Assets
Beginning of period	6,080,290	7,701,904
End of period (including undistributed net investment income of $48,935 and $23,907, respectively)	$ 10,271,957	$ 6,080,290
Other Information Shares
Sold	138,694	46,989
Issued in reinvestment of distributions	39,947	17,839
Redeemed	(55,334)	(128,080)
Net increase (decrease)	123,307	(63,252)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 23.93	$ 24.27	$ 25.87	$ 25.20	$ 19.87
Income from Investment Operations
Net investment income C	.22	.13	.12	.29	.30
Net realized and unrealized gain (loss)	6.65	.87	.42	2.24	6.93
Total from investment operations	6.87	1.00	.54	2.53	7.23
Less Distributions
From net investment income	(.16)	(.15)	(.20)	(.28)	(.24)
From net realized gain	(3.43)	(1.19)	(1.94)	(1.58)	(1.66)
Total distributions	(3.59)	(1.34)	(2.14)	(1.86)	(1.90)
Redemption fees added to paid in capital	.01	-	-	-	-
Net asset value, end of period	$ 27.22	$ 23.93	$ 24.27	$ 25.87	$ 25.20
Total Return A, B	32.36%	4.57%	3.72%	10.53%	39.45%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 10,272	$ 6,080	$ 7,702	$ 10,515	$ 8,673
Ratio of expenses to average net assets	1.02%	.81%	1.09%	.97%	1.02%
Ratio of expenses to average net assets after all expense reductions	1.00% D	.80% D	1.08% D	.95% D	1.01% D
Ratio of net investment income to average net assets	.92%	.58%	.52%	1.10%	1.36%
Portfolio turnover rate	44%	15%	24%	47%	45%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the one time sales charge.

C Net investment income per share has been calculated based on average shares outstanding during the period.

D FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2001

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash- sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .77% of average net assets after the performance adjustment.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $2,737,000 on sales of shares of the fund all of which was retained.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Cash Central Funds - continued

its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Certain security trades were directed to brokers who paid $1,143,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $23,000 and $407,000, respectively.

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Aaon, Inc.	$ 311	$ -	$ -	$ 9,000
Abbey PLC	-	-	203	7,470
ACE Cash Express, Inc.	439	-	-	5,231
Adams Resources & Energy, Inc.	6	-	55	5,357
Advanced Marketing Services, Inc.	4,611	322	10	23,879
Allied Research Corp.	-	-	-	4,232
Alpine Oil Services Corp.	-	-	-	-
American Physicians Capital, Inc.	-	-	-	13,442
Ansys, Inc.	4,663	-	-	19,120
Applebee's International, Inc.	16,403	2,391	221	111,843
ARK Restaurants Corp.	-	942	-	2,008
Asahi Concrete Works Co. Ltd.	-	-	80	2,842
Astronics Corp.	2,998	231	-	8,918
Atlantic Tele-Network, Inc.	45	-	373	6,975
Australian Oil & Gas Corp. Ltd.	234	-	50	2,095
Avant! Corp.	24,638	312	-	22,614
AZZ, Inc.	539	-	79	12,321
Bairnco Corp.	-	-	180	5,414
Bank of The Ozarks, Inc.	2,189	-	140	8,765
Beazer Homes USA, Inc.	978	7,138	-	-
Benihana, Inc.	9	-	-	4,875
Benihana, Inc. Class A	-	-	-	3,799
Black Box Corp.	11,862	6,255	-	81,083
Blair Corp.	-	-	480	14,012
BMTC Group, Inc. Class A (sub. vtg.)	-	-	79	6,524
Brampton Brick Ltd. Class A	625	-	-	3,896
Brookstone Co., Inc.	1,323	-	-	11,746
BTU International, Inc.	722	-	-	3,672
Bush Industries, Inc. Class A	-	523	167	9,827
C&D Technologies, Inc.	36,957	-	21	81,697
Cagle's, Inc. Class A	2,170	-	9	5,167

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
California First National Bancorp	$ 58	$ -	$ 24	$ 7,183
Canadian Crude Separators, Inc.	1,082	-	-	3,537
Canadian Western Bank	6,777	-	102	19,667
Castle Energy Corp.	-	-	234	7,469
Cathay Bancorp, Inc.	1,066	-	120	25,669
Chase Corp.	25	-	143	4,940
Chase Industries, Inc.	-	283	-	8,504
Cobra Electronics Corp.	20	-	-	4,039
Cogeco Cable, Inc.	-	1,190	17	-
Cogeco Inc. (sub. vtg.)	-	465	-	-
Cold Metal Products, Inc.	8	-	44	357
Coldwater Creek, Inc.	3,873	1,222	-	19,366
Cole National Corp. Class A	2,192	-	-	15,178
Columbus Energy Corp.	-	735	-	-
Corvel Corp.	-	-	-	27,938
Cotelligent, Inc.	240	-	-	421
Cotton States Life Insurance Co.	1,526	-	93	6,800
CPAC, Inc.	-	46	163	3,810
Crossmann Communities, Inc.	-	439	58	45,422
Cryolife, Inc.	-	294	-	-
D.C. Cook Holdings PLC	-	-	-	0
D.R. Horton, Inc.	27,065	732	234	154,474
Dallas Semiconductor Corp.	-	10,565	224	-
Dataram Corp.	1,554	-	-	5,086
Dawson Geophysical Co.	-	422	-	-
DCC PLC	7,664	-	573	49,174
Decorator Industries, Inc.	238	-	37	867
Del Global Technologies Corp.	24	-	-	1,061
Desjardins-Laurentian Finance Corp. Class A (sub-vtg.)	-	1,621	-	-
Devcon International Corp.	171	-	-	2,556
Diodes, Inc.	4,432	-	-	7,087
Diversified Corporate Resources, Inc.	121	-	-	472
Dominion Homes, Inc.	523	172	-	8,945

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Doral Financial Corp.	$ 9,342	$ 5,462	$ 858	$ 87,091
Drew Industries, Inc.	82	-	-	8,861
DSET Corp.	2,828	-	-	618
DSG International Ltd.	-	-	-	2,880
DT Industries, Inc.	36	-	-	2,951
Ducommun, Inc.	-	-	-	14,231
Elscint Ltd.	99	1,253	-	5,300
Elxsi Corp.	-	231	-	-
Embrex, Inc.	5,878	-	-	12,715
Enex Resources Corp.	-	-	-	722
Engineered Support Systems, Inc.	3,824	1,290	19	21,591
Engle Homes, Inc.	-	4,120	60	-
Equinox Systems, Inc.	55	3,149	-	-
ESC Medical Systems Ltd.	59	7,767	-	-
Exactech, Inc.	4,719	-	-	6,628
Fansteel, Inc.	147	-	-	2,958
Farm Family Holdings, Inc.	-	4,536	-	-
Federal Screw Works	-	-	252	4,752
Financial Industries Corp.	528	-	327	16,861
Finish Line, Inc. Class A	-	384	-	20,084
Finlay Enterprises, Inc.	6	-	-	11,689
First BanCorp Puerto Rico	-	255	1,144	76,605
Flanigan's Enterprises, Inc.	-	-	23	1,190
Footstar, Inc.	625	-	-	34,594
Foremost Industries, Inc.	49	-	-	1,181
Fossil, Inc.	13,790	-	-	49,586
FPIC Insurance Group, Inc.	-	-	-	6,700
Fresh Brands, Inc.	62	417	150	5,607
Friedmans, Inc. Class A	-	-	87	10,011
FRM Nexus, Inc.	-	85	-	-
Gardner Denver, Inc.	6,049	-	-	35,913
Gehl Co.	-	-	-	10,763
General Semiconductor, Inc.	12,701	-	-	42,419

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Genesee & Wyoming, Inc. Class A	$ 87	$ 2,171	$ -	$ 8,065
Genlyte Group, Inc.	13,253	958	-	35,934
Giant Industries, Inc.	2,652	-	-	8,529
Goodfellow, Inc.	29	-	108	2,394
Griffon Corp.	212	14,179	-	-
GTSI Corp.	2,240	-	-	5,058
Hallwood Energy Corp.	852	828	-	-
Hamilton Bancorp, Inc.	2,495	-	-	5,539
Hampshire Group Ltd.	682	-	-	4,503
Hanmi Financial Corp.	565	20	-	19,203
Hawthorne Financial Corp.	4,002	68	-	9,595
Healthcare Recoveries, Inc.	-	-	-	6,208
Helen of Troy Corp.	14	-	-	39,587
Henry Boot PLC	454	-	167	5,368
Herbalife International, Inc. Class A	-	-	311	10,738
Hibbett Sporting Goods, Inc.	1,236	-	-	8,978
Hirsch International Corp. Class A	-	-	-	647
Holly Corp.	-	1,426	606	25,343
Home Capital Group, Inc. Class B (sub. vtg.)	1,245	-	7	5,043
Home Port Bancorp, Inc.	-	1,930	-	-
Horizon Health Corp.	-	-	-	8,531
Howell Corp.	2,363	-	37	6,391
Hurco Companies, Inc.	76	-	-	1,051
Hyder PLC	-	7,279	-	-
ICU Medical, Inc.	-	152	-	32,000
IHOP Corp.	16	-	-	56,623
Independence Federal Savings Bank	4	-	36	1,255
infoUSA, Inc.	-	5,412	-	15,032
Insight Enterprises, Inc.	7,894	-	-	50,022
Intercontinental Life Corp.	-	3,159	360	-
Intest Corp.	1,759	-	-	5,543
IPC Holdings Ltd.	-	-	-	59,697

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Jean Coutu Group, Inc. Class A	$ -	$ 1,863	$ 277	$ 46,560
JLM Couture, Inc.	33	-	-	428
Jo-Ann Stores, Inc. Class A	-	-	-	2,148
Jyske Bank AS (Reg.)	2,596	-	-	43,132
KCS Energy, Inc.	3,172	-	-	12,395
Kentucky Electric Steel, Inc.	-	-	-	459
Kronos, Inc.	-	1,731	-	-
Lakes Gaming, Inc.	105	-	-	7,466
Lasalle Re Holdings Ltd.	176	-	-	-
Le Chateau, Inc. Class A (sub. vtg.)	-	-	32	610
Lufkin Industries, Inc.	7,308	190	226	16,579
M/I Schottenstein Homes, Inc.	-	-	176	34,329
Marine Products Corp.	-	-	34	8,225
Markwest Hydrocarbon, Inc.	416	-	-	5,598
Marten Transport Ltd.	-	-	-	7,499
Maynard Oil Co.	155	-	-	12,200
MCSi, Inc.	4,187	-	-	11,688
Medstone International, Inc.	-	-	-	2,553
Mercer International, Inc. (SBI)	2,138	-	-	11,568
Mercury Air Group, Inc.	-	1,187	-	-
Mesa Laboratories, Inc.	703	-	-	1,378
Metro, Inc. Class A (sub. vtg.)	-	-	593	64,305
MFC Bancorp Ltd.	-	-	-	7,447
Midcoast Energy Resources, Inc.	26	3,482	216	-
MIIX Group, Inc.	2,071	-	86	9,044
Mikes Restaurants, Inc.	-	625	-	-
Moffat Communications Ltd.	-	983	47	-
Monro Muffler Brake, Inc.	763	1,192	-	9,491
Morton's Restaurant Group, Inc.	-	-	-	6,246
Movado Group, Inc.	18	-	109	18,002
Murakami Corp.	-	-	47	3,954
Mutual Risk Management Ltd.	169	-	-	23,072

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Nagawa Co. Ltd.	$ 255	$ -	$ 109	$ 4,898
National Dentex Corp.	1,713	-	-	5,745
National Healthcare Corp.	456	45	-	16,634
National R.V. Holdings, Inc.	1,831	-	-	8,045
National Western Life Insurance Co. Class A	3,068	235	-	23,223
Nature's Sunshine Products, Inc.	911	-	218	20,184
Nautica Enterprises, Inc.	-	284	-	49,680
NCI Building Systems, Inc.	13,534	534	-	28,563
Nordlandsbanken AS	1,062	-	353	9,828
North Central Bancshares, Inc.	306	-	16	2,499
Novel Denim Holdings Ltd.	3,760	-	-	11,373
Novus Petroleum Ltd.	1,862	-	-	15,074
NU Horizons Electronics Corp.	664	-	-	8,771
Oakwood Homes Corp.	260	277	-	3,689
Octel Corp.	-	-	-	26,202
Ocular Sciences, Inc.	11,041	-	-	46,021
Old Dominion Freight Lines, Inc.	1	-	-	9,602
One Price Clothing Stores, Inc.	-	-	-	682
Ontrack Data International, Inc.	1,691	-	-	5,070
Oriole Homes Corp. Class B	-	1,554	-	-
Orogen Minerals Ltd.	8,180	-	520	13,830
Orthofix International NV	-	-	-	26,455
Osteotech, Inc.	166	-	-	3,354
Outback Steakhouse, Inc.	15,682	1,961	-	126,755
P&F Industries, Inc. Class A	57	55	-	2,458
P.A.M. Transportation Services, Inc.	3,517	316	-	8,585
Pacific Union Bank	200	-	-	6,001
PacifiCare Health Systems, Inc.	13,983	4,835	-	29,874
Papa John's International, Inc.	4,400	-	-	31,560
Patrick Industries, Inc.	51	-	66	3,416
PAULA Financial	-	-	-	1,071
Pe Ben Oilfield Services Ltd.	5	-	-	976
Peak International Ltd.	2,575	-	-	8,667

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Perry Ellis International, Inc.	$ 1,528	$ -	$ -	$ 5,313
Perry Group PLC	306	-	110	2,180
Petroleum Development Corp.	162	-	-	9,990
Petroleum Helicopters, Inc.	98	-	-	3,677
Philadelphia Consolidated Holding Corp.	1,746	-	-	41,701
Piercing Pagoda, Inc.	-	14,705	-	-
Piolax, Inc.	322	-	112	4,952
Pittston Co. - Brinks Group	-	24,421	231	-
Pomeroy Computer Resources, Inc.	1,140	-	-	20,060
Powell Industries, Inc.	2,827	559	-	18,210
Programming & Systems, Inc.	-	-	-	0
Pubco Corp.	-	-	-	2,275
PXRE Group Ltd.	6,483	-	259	20,868
Quaker Fabric Corp.	2,318	2,076	-	6,997
Quicks Group PLC	118	-	309	4,929
Quixote Corp.	-	112	226	18,908
Raytech Corp.	-	-	-	-
RCM Technologies, Inc.	1,086	-	-	5,066
Redwood Trust, Inc.	474	9,511	1,534	-
Refac	532	-	-	1,271
RehabCare Group, Inc.	-	3,450	-	-
Reliability, Inc.	2	-	-	1,920
RemedyTemp, Inc. Class A	1,571	171	-	9,979
Res-Care, Inc.	1,665	-	-	14,950
Respironics, Inc.	-	7,488	-	-
Rex Stores Corp.	-	-	-	16,991
Reynolds & Reynolds Co. Class A	-	5,795	431	-
Richmont Mines, Inc.	420	-	-	1,025
Right Management Consultants, Inc.	-	1,090	-	22,239
Ringerikes Sparebank	73	-	-	450
Ringkjoebing Bank	-	-	67	3,043
Riviana Foods, Inc.	186	-	537	14,884

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
ROHN Industries, Inc.	$ 3,454	$ -	$ -	$ 15,727
Roy F. Weston, Inc. Class A	1,038	2,036	-	-
RPC, Inc.	778	105	365	38,133
SBS Technologies, Inc.	6,006	1,658	-	23,689
ScanSource, Inc.	3,224	235	-	17,518
Scherer Healthcare, Inc.	12	-	-	1,232
SED International Holdings, Inc.	-	-	-	1,008
Send Group PLC	-	-	-	911
ShoLodge, Inc.	445	-	-	2,227
ShopKo Stores, Inc.	8,696	-	-	23,559
Sigmatron International, Inc.	-	-	-	152
Silent Witness Enterprises Ltd.	275	-	-	2,443
Silgan Holdings, Inc.	3,014	-	-	23,555
Sino-Forest Corp. Class A (sub. vtg.)	1,587	-	-	5,248
Sonic Corp.	-	124	-	85,704
Sound Advice, Inc.	31	225	-	-
Southern Energy Homes, Inc.	-	-	-	4,446
Southwestern Energy Co.	-	2,468	-	-
Sparebanken Rana	78	-	43	507
Sportscene Restaurants, Inc. Class A	-	-	11	478
SPSS, Inc.	3,038	4,719	-	15,227
Standard Commercial Corp.	-	499	256	21,509
Stanley Furniture Co., Inc.	-	809	-	17,044
Stantec, Inc.	1,514	-	-	13,622
Sterling Bancorp	4,773	-	454	24,427
Stirling Cooke Brown Holdings Ltd.	27	-	113	1,837
Strattec Security Corp.	-	-	-	19,027
Suprema Specialties, Inc.	1,420	-	-	8,574
Swift Energy Co.	-	17,285	-	-
Sylvan, Inc.	540	56	-	4,604

Annual Report

Notes to Financial Statements - continued

8. Transactions with Affiliated Companies - continued

Summary of Transactions with Affiliated Companies - continued
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Taitron Components, Inc. Class A	$ 259	$ 301	$ -	$ 1,038
Tandy Brands Accessories, Inc.	-	-	-	3,348
TB Wood's Corp.	614	190	138	3,673
TBC Corp.	113	1,277	-	23,595
The Oilgear Co.	231	162	55	1,435
The Stephan Co.	138	-	36	1,429
Theragenics Corp.	1,809	162	-	17,939
Toami Corp.	-	-	48	1,481
Trancom Co. Ltd.	-	-	36	2,578
Transpro, Inc.	-	-	-	2,247
Trenwick Group Ltd.	18,618	119	245	45,377
Twin Disc, Inc.	431	-	184	4,241
UCBH Holdings, Inc.	-	3,690	57	-
UICI	1,683	-	-	34,895
Unigraphics Solutions, Inc. Class A	-	3,326	-	8,957
Uni-Select, Inc.	-	603	29	-
United Retail Group, Inc.	239	-	-	8,202
Up, Inc.	-	-	44	1,349
URS Corp.	5,331	-	-	41,066
USEC, Inc.	146	6,535	4,407	68,255
USFreightways Corp.	11,437	-	292	60,942
Utah Medical Products, Inc.	-	-	-	10,365
Wao Corp.	-	-	57	1,188
William Lyon Homes, Inc.	5,749	-	-	14,270
Wireless Telecom Group, Inc.	-	238	25	3,550
World Fuel Services Corp.	-	-	406	16,249
Xanser Corp.	3,794	3,578	-	4,987
Yardville National Bancorp	5,123	-	117	10,067
TOTALS	$ 507,379	$ 243,958	$ 23,124	$ 3,801,394

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Low-Priced Stock Fund voted to pay on September 10, 2001, to shareholders of record at the opening of business on September 7, 2001, a distribution of $1.39 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.12 per share from net investment income.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

The fund designates 30% and 82% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 30, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,798,449,484.35	91.186
Against	71,014,278.45	3.600
Abstain	102,826,243.79	5.214
TOTAL	1,972,290,006.59	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	1,756,734,913.03	89.071
Against	111,744,713.95	5.666
Abstain	103,810,379.61	5.263
TOTAL	1,972,290,006.59	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	1,913,747,453.44	97.032
Withheld	58,542,553.15	2.968
TOTAL	1,972,290,006.59	100.000
Ralph F. Cox
Affirmative	1,911,211,718.55	96.903
Withheld	61,078,288.04	3.097
TOTAL	1,972,290,006.59	100.000
Phyllis Burke Davis
Affirmative	1,910,543,118.33	96.869
Withheld	61,746,888.26	3.131
TOTAL	1,972,290,006.59	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	1,911,495,540.91	96.918
Withheld	60,794,465.68	3.082
TOTAL	1,972,290,006.59	100.000
Abigail P. Johnson
Affirmative	1,908,201,466.13	96.751
Withheld	64,088,540.46	3.249
TOTAL	1,972,290,006.59	100.000
Edward C. Johnson 3d
Affirmative	1,911,345,962.19	96.910
Withheld	60,944,044.40	3.090
TOTAL	1,972,290,006.59	100.000
Donald J. Kirk
Affirmative	1,912,997,301.80	96.994
Withheld	59,292,704.79	3.006
TOTAL	1,972,290,006.59	100.000
Marie L. Knowles
Affirmative	1,913,645,132.54	97.027
Withheld	58,644,874.05	2.973
TOTAL	1,972,290,006.59	100.000
Ned C. Lautenbach
Affirmative	1,914,327,964.49	97.061
Withheld	57,962,042.10	2.939
TOTAL	1,972,290,006.59	100.000
Peter S. Lynch
Affirmative	1,914,944,033.15	97.092
Withheld	57,345,973.44	2.908
TOTAL	1,972,290,006.59	100.000
Marvin L. Mann
Affirmative	1,912,287,067.13	96.958
Withheld	60,002,939.46	3.042
TOTAL	1,972,290,006.59	100.000
William O. McCoy
Affirmative	1,912,590,745.28	96.973
Withheld	59,699,261.31	3.027
TOTAL	1,972,290,006.59	100.000
	# of Votes Cast	% of Votes Cast
Robert C. Pozen
Affirmative	1,913,082,205.46	96.998
Withheld	59,207,801.13	3.002
TOTAL	1,972,290,006.59	100.000
William S. Stavropoulos
Affirmative	1,910,471,312.87	96.866
Withheld	61,818,693.72	3.134
TOTAL	1,972,290,006.59	100.000
PROPOSAL 4
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,781,955,375.48	90.350
Against	81,906,042.62	4.152
Abstain	108,428,588.49	5.498
TOTAL	1,972,290,006.59	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,785,220,003.57	90.515
Against	79,270,992.99	4.019
Abstain	107,799,010.03	5.466
TOTAL	1,972,290,006.59	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,757,022,152.19	89.085
Against	97,603,558.49	4.949
Abstain	117,664,295.91	5.966
TOTAL	1,972,290,006.59	100.000
PROPOSAL 7
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,745,508,493.28	88.502
Against	110,196,414.26	5.587
Abstain	116,585,099.05	5.911
TOTAL	1,972,290,006.59	100.000

* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
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Colorado

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Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
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Fidelity®

Puritan®

Fund

Annual Report

July 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Most fixed-income investments - including corporate, Treasury, mortgage-backed and high-yield securities - realized gains of 4%-8% through the first seven months of 2001, according to the Lehman Brothers indexes that track these bond categories. Conversely, the majority of popular equity market benchmarks reported negative numbers. Growth stocks turned in the weakest performance, while cyclical and smaller-cap value stocks were bid up in anticipation of an economic recovery later this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

Cumulative Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan®	7.56%	77.12%	236.66%
Fidelity Balanced Composite	11.07%	82.16%	223.40%
LB Aggregate Bond	12.69%	46.24%	115.08%
S&P 500 ®	-14.33%	103.66%	286.18%
Balanced Funds Average	-2.12%	64.55%	171.95%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Balanced Composite Index - a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Russell 3000® Value Index, and the Lehman Brothers® Aggregate Bond Index. To measure how the fund's performance stacked up against its peers, you can compare it to the balanced funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 467 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended July 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	7.56%	12.11%	12.91%
Fidelity Balanced Composite	11.07%	12.74%	12.45%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity ® Puritan® Fund on July 31, 1991. As the chart shows, by July 31, 2001, the value of the investment would have grown to $33,666 - a 236.66% increase on the initial investment. For comparison, look at how the Standard & Poor's 500SM Index, a market capitalization-weighted index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the Standard & Poor's 500 Index would have grown to $38,618 - a 286.18% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $21,508 - a 115.08% increase. You can also look at how the Fidelity Balanced Composite Index did over the same period. The composite index combines the total returns of the Russell 3000 Value Index and the Lehman Brothers Aggregate Bond Index, and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 would have grown to $32,340 - a 223.40% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Annual Report

Fund Talk: The Manager's Overview

Market Recap

Two paths diverged in the woods, and the one less traveled by generally offered shareholders a much better return on their investment during the 12-month period ending July 31, 2001. For the most part, fixed-income securities of nearly all types provided superior performance relative to equities during this time. A slowing economy, poor corporate earnings and sharply reduced capital spending quickly ended the speculative stock market excesses of the late 1990s, and convinced investors to refocus on individual company fundamentals, earnings and valuations. In response, large-cap technology and telecommunications stocks were sold off, and smaller-cap value stocks returned to prominence. For the 12-month period, the Russell 2000® Value Index - a measure of small-cap value stock performance - gained 23.75%. Meanwhile, the large-cap Russell 1000® Growth Index declined 35.06%. Other growth-oriented indexes also posted losses. The Standard & Poor's 500SM Index fell 14.33%, while the tech-heavy NASDAQ Composite® Index staggered to a -46.06% return. The Dow Jones Industrial AverageSM, a blend of 30 blue-chip companies - 23 of which fall into the value category - finished the period up 1.68%. Investment-grade bonds, on the other hand, posted one of their strongest 12-month returns since 1996. The Lehman Brothers Aggregate Bond Index - a proxy for taxable-bond performance - returned 12.69% during this time frame. Corporate bonds were the best performers, as the Lehman Brothers Credit Bond Index returned 13.82%.

(Portfolio Manager photograph)
An interview with Steve Petersen, Portfolio Manager of Fidelity Puritan Fund

Q. How did the fund perform, Steve?

A. For the 12-month period that ended July 31, 2001, the fund returned 7.56%. In comparison, the Standard & Poor's 500SM Index and the Lehman Brothers Aggregate Bond Index returned -14.33% and 12.69%, respectively. The fund beat the -2.12% return of the balanced funds average as tracked by Lipper Inc. Given the fund's mix of stocks and bonds, we also compare its performance to the Fidelity Balanced Composite Index, a hypothetical combination of unmanaged indexes using the total returns of the Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index, with a weighting of 60% and 40%, respectively. This index returned 11.07% for the 12-month period.

Q. Why did the fund outperform the S&P® index and its peer group average during the period?

A. Relative to the market, I'm not a big technology investor. I tended to be somewhat more conservative during the period, underweighting the technology sector, which helped the fund's performance on a relative basis. A low relative weighting in health care stocks also helped. Additionally, I overweighted financial and energy stocks, which generally performed well for most of the year. Relative to the composite index, the fund underperformed because some of our high-yield bond picks performed poorly, as did a corporate bond holding that went through bankruptcy.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. What stocks helped performance?

A. Financial holdings, representing the fund's largest sector weighting, generally did well. Top-10 holdings Fannie Mae and Freddie Mac both came back strong after attempts failed to discontinue the U.S. government's implied guarantee of their debt, leaving the government's line of credit intact. Also, lower interest rates fueled heavy mortgage refinancing activity, giving their stocks tremendous performance during the period. Exxon Mobil, the fund's largest holding, performed reasonably well; its large refining and marketing businesses pumped out stronger revenues as gasoline prices rose during much of the year.

Q. Which stocks disappointed?

A. Eli Lilly was hurt first by a court ruling that moved up its patent expiration date for Prozac, the company's biggest seller. Then, a much-hyped and anticipated new drug introduction was delayed. The company's stock price dropped significantly as a result. After years of strong performance, General Electric's stock price dropped, reflecting the market's skepticism about the company's ability to continue to grow at previous levels and its valuation, which had been among the highest in industrial America. Along with its peers, entertainment company Viacom's earnings were hurt by the substantial drop in radio and television advertising activity and revenues. However, the company performed better than its competition, improved its ratings at CBS, and its radio stations are among the best run in the business. Although energy services company Halliburton announced better-than-expected earnings, its stock price was hurt by investor concerns that spending levels for exploration would not be sustainable over time now that oil prices have dropped.

Q. How did the fund's fixed-income subportfolio perform?

A. Bonds outperformed stocks during the period. Their strong relative performance reflected investors' preference for lower risk investments in an environment of weaker economic growth and corporate profits. Investors favored higher-quality securities and looked to U.S. Treasuries during the first half of the period. After the Federal Reserve Board began to take a more aggressive stance to reduce interest rates in January, investors gravitated to corporate, mortgage and agency securities. High-quality corporate bonds offered extremely attractive yields and were the top performers during the period. The fund's focus on higher-quality fixed-income securities helped its performance, particularly our overweighting of corporate bonds relative to the Lehman Brothers benchmark. However, we also held a small number of high-yield corporate bonds, which underperformed investment-grade bonds during the period.

Q. What's your outlook, Steve?

A. Over time, I think that lower interest rates should have a positive effect on the economy and on business trends, though we may be in for more bad news during the next several months. Even though earnings expectations were down dramatically across the board this year, value stocks generally held their value, which is an indication that the environment for these stocks has not been as negative as many thought. These factors make me optimistic about the long-term prospects for value stocks, and I have positioned the fund with an eye to the economy's potential recovery.

Annual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income and capital growth consistent with reasonable risk

Fund number: 004

Trading symbol: FPURX

Start date: April 16, 1947

Size: as of July 31, 2001, more than $20.9 billion

Manager: Steve Petersen, since 2000; manager, Fidelity Equity-Income Fund, since 1993; Fidelity Balanced Fund, 1996-1997; joined Fidelity in 1980

Steve Petersen on what differentiates Puritan from other balanced funds:

" Although this fund is not unusual in that it's a balanced fund, it is unique in that by focusing on value stocks, I take a slightly different stance in managing the fund's equity subportfolio than most others in its peer group. I look for the opportunity to buy stocks of companies that have good business prospects and are fundamentally sound, but which may not be in favor for a variety of reasons. Whenever the market overreacts to bad news, there's the potential to buy good companies that are priced cheaply. However, no sector is so undervalued that I'll step in and make large bets, because I always consider the potential downside against the prospects for return.

"In my investment approach, I'm constantly looking for companies that may be overlooked by the market. For example, when technology had its run, most of the fund's peers held a larger proportion of technology stocks than this fund. That's because I was looking for good opportunities in different parts of the market. So you could say that this fund goes a step further than its competition by often going against the grain of what's popular among investors."

Annual Report

Investment Changes

Top Five Stocks as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.5	3.7
Freddie Mac	2.6	2.5
Fannie Mae	2.6	3.0
Citigroup, Inc.	2.3	2.6
J.P. Morgan Chase & Co.	1.8	2.2
	12.8
Top Five Bond Issuers as of July 31, 2001
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	11.9	9.9
U.S. Treasury Obligations	4.1	5.3
Government National Mortgage Association	2.4	2.1
Freddie Mac	0.8	1.0
CS First Boston Mortgage Securities Corp.	0.5	0.6
	19.7
Top Five Market Sectors as of July 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	23.9
Industrials	10.8	11.4
Consumer Discretionary	10.4	10.2
Energy	9.4	9.9
Telecommunication Services	6.1	5.9
Asset Allocation (% of fund's net assets)
As of July 31, 2001 *		As of January 31, 2001 **
	Stocks 63.1%		Stocks 62.5%
	Bonds 36.0%		Bonds 35.4%
	Convertible Securities 1.5%		Convertible Securities 1.5%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets A (0.7)%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	7.2%	** Foreign investments	6.4%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Effective with this report, industry classifications follow the MSCI®/S&P® Global Industry Classification Standard. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new standard.

Annual Report

Investments July 31, 2001

Showing Percentage of Net Assets

Common Stocks - 62.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Exide Corp. warrants 3/18/06 (a)	16,665	$ 60
Johnson Controls, Inc.	352,000	28,371
Snap-On, Inc.	1,100,000	29,700
TRW, Inc.	1,042,000	46,109
		104,240
Automobiles - 0.3%
DaimlerChrysler AG (Reg.)	141,200	6,961
Ford Motor Co.	1,154,700	29,410
General Motors Corp.	292,400	18,597
		54,968
Hotels, Restaurants & Leisure - 0.9%
Harrah's Entertainment, Inc. (a)	253,900	7,267
Mandalay Resort Group (a)	894,900	22,596
McDonald's Corp.	2,968,200	86,493
MGM Mirage, Inc. (a)	1,569,930	48,511
MOA Hospitality, Inc. (a)	3,000	15
Park Place Entertainment Corp. (a)	1,616,900	17,317
Six Flags, Inc. (a)	1,079,001	18,429
		200,628
Household Durables - 0.4%
Black & Decker Corp.	724,700	30,952
Maytag Corp.	1,364,060	45,737
Whirlpool Corp.	222,500	15,695
		92,384
Media - 2.4%
Clear Channel Communications, Inc. (a)	998,000	58,483
CS Wireless Systems, Inc. (a)(g)	911	0
Fox Entertainment Group, Inc. Class A (a)	1,544,100	42,077
Gannett Co., Inc.	306,600	20,551
McGraw-Hill Companies, Inc.	776,900	47,678
News Corp. Ltd.:
ADR	450,935	16,301
sponsored ADR	417,817	12,931
Reader's Digest Association, Inc. Class A (non-vtg.)	400,000	8,964
Tribune Co.	942,500	38,888
Viacom, Inc. Class B (non-vtg.) (a)	4,130,117	205,680
Walt Disney Co.	1,660,290	43,749
		495,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,629,600	$ 21,397
Costco Wholesale Corp. (a)	567,910	24,449
Dillard's, Inc. Class A	531,100	7,882
Federated Department Stores, Inc. (a)	1,175,000	45,355
JCPenney Co., Inc.	202,200	5,751
Kmart Corp. (a)	838,700	9,704
Sears, Roebuck & Co.	350,100	16,448
Target Corp.	1,423,900	55,105
Wal-Mart Stores, Inc.	785,600	43,915
		230,006
Specialty Retail - 1.1%
AutoNation, Inc.	855,100	9,791
Gap, Inc.	2,109,700	57,616
Office Depot, Inc. (a)	2,529,000	32,422
Staples, Inc. (a)	4,555,700	68,290
The Limited, Inc.	3,348,100	56,817
		224,936
Textiles & Apparel - 0.1%
Kellwood Co.	782,660	16,185
TOTAL CONSUMER DISCRETIONARY		1,418,649
CONSUMER STAPLES - 3.4%
Beverages - 0.1%
PepsiCo, Inc.	307,900	14,357
Food Products - 0.5%
ConAgra Foods, Inc.	945,900	20,327
H.J. Heinz Co.	561,800	24,275
Kellogg Co.	83,400	2,508
Kraft Foods, Inc. Class A	512,000	15,846
Quaker Oats Co.	112,200	9,874
Tyson Foods, Inc. Class A	417,200	4,297
Unilever PLC	3,075,982	26,453
		103,580
Household Products - 1.0%
Kimberly-Clark Corp.	1,444,000	87,810
Procter & Gamble Co.	1,532,260	108,821
The Dial Corp.	925,200	14,997
		211,628
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 1.0%
Avon Products, Inc.	1,888,900	$ 87,626
Gillette Co.	4,790,800	133,520
		221,146
Tobacco - 0.8%
Philip Morris Companies, Inc.	3,558,240	161,900
TOTAL CONSUMER STAPLES		712,611
ENERGY - 9.1%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	2,027,500	72,138
Halliburton Co.	5,359,200	187,626
Schlumberger Ltd. (NY Shares)	1,270,100	68,268
Tokheim Corp. (a)	64,460	416
		328,448
Oil & Gas - 7.5%
BP PLC sponsored ADR	4,055,726	200,434
Burlington Resources, Inc.	292,200	12,638
Chevron Corp.	350,000	31,987
CNOOC Ltd. sponsored ADR	36,500	754
Conoco, Inc.:
Class A	1,033,400	31,870
Class B	3,045,423	94,408
Exxon Mobil Corp.	17,412,524	727,147
Royal Dutch Petroleum Co. (NY Shares)	2,353,500	136,503
TotalFinaElf SA:
Class B	655,800	92,966
sponsored ADR	2,512,600	178,093
USX - Marathon Group	2,071,200	61,453
		1,568,253
TOTAL ENERGY		1,896,701
FINANCIALS - 18.0%
Banks - 3.9%
Bank of America Corp.	1,150,000	73,163
Bank of New York Co., Inc.	1,213,700	54,447
Bank One Corp.	2,771,590	107,288
Comerica, Inc.	1,125,000	69,289
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
First Union Corp.	2,172,052	$ 76,891
FleetBoston Financial Corp.	2,217,400	83,197
Mellon Financial Corp.	2,987,300	113,577
PNC Financial Services Group, Inc.	614,300	40,759
U.S. Bancorp	4,972,450	118,046
Washington Mutual, Inc.	133,000	5,389
Wells Fargo & Co.	1,675,000	77,151
		819,197
Diversified Financials - 11.7%
American Express Co.	3,450,881	139,174
Charles Schwab Corp.	2,228,800	33,410
Citigroup, Inc.	9,642,692	484,160
ECM Corp. LP (g)	6,318	543
Fannie Mae	6,504,250	541,479
Freddie Mac	8,095,100	554,029
Household International, Inc.	1,750,000	116,008
J.P. Morgan Chase & Co.	8,485,050	367,403
Merrill Lynch & Co., Inc.	631,400	34,247
Morgan Stanley Dean Witter & Co.	2,012,040	120,360
Nomura Securities Co. Ltd.	1,991,000	32,480
Washington Mutual Capital Trust unit (a)(g)	422,400	23,971
		2,447,264
Insurance - 2.2%
ACE Ltd.	1,100,000	38,401
Allstate Corp.	1,073,900	37,544
American International Group, Inc.	1,618,237	134,718
Conseco, Inc.	1,847,230	26,970
Hartford Financial Services Group, Inc.	1,846,300	122,244
Highlands Insurance Group, Inc. (a)	170,000	916
Marsh & McLennan Companies, Inc.	390,700	39,226
The Chubb Corp.	343,300	24,089
The St. Paul Companies, Inc.	409,500	17,957
UnumProvident Corp.	669,000	19,087
		461,152
Real Estate - 0.2%
Equity Residential Properties Trust (SBI)	807,200	45,768
TOTAL FINANCIALS		3,773,381
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 0.2%
Guidant Corp. (a)	1,055,300	$ 33,643
Health Care Providers & Services - 0.2%
McKesson HBOC, Inc.	1,165,700	48,318
Pharmaceuticals - 3.5%
American Home Products Corp.	987,900	59,580
Bristol-Myers Squibb Co.	3,985,700	235,714
Eli Lilly & Co.	2,194,000	173,940
Merck & Co., Inc.	1,973,400	134,152
Sanofi-Synthelabo SA	338,500	21,281
Schering-Plough Corp.	2,967,900	115,896
		740,563
TOTAL HEALTH CARE		822,524
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.0%
Boeing Co.	629,700	36,856
General Dynamics Corp.	1,124,800	90,985
Honeywell International, Inc.	2,812,600	103,701
Lockheed Martin Corp.	950,700	37,667
Raytheon Co.	1,069,100	30,876
Rockwell Collins, Inc.	574,800	11,898
United Technologies Corp.	1,466,720	107,657
		419,640
Building Products - 0.2%
Masco Corp.	1,651,100	41,624
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	616,400	31,597
IMS Health, Inc.	1,774,800	45,612
New England Business Service, Inc.	292,800	5,560
Pitney Bowes, Inc.	3,170,480	127,453
Republic Services, Inc. (a)	1,018,370	20,266
Viad Corp.	500,300	12,247
		242,735
Electrical Equipment - 0.1%
Rockwell International Corp.	1,379,700	22,144
Industrial Conglomerates - 3.3%
General Electric Co.	6,197,300	269,583
Minnesota Mining & Manufacturing Co.	407,400	45,580
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Textron, Inc.	2,753,500	$ 155,077
Tyco International Ltd.	4,032,024	214,504
		684,744
Machinery - 1.7%
Briggs & Stratton Corp.	41,700	1,731
Caterpillar, Inc.	1,441,100	79,405
Deere & Co.	1,814,200	76,106
Illinois Tool Works, Inc.	659,300	41,536
Ingersoll-Rand Co.	1,674,200	73,129
Kennametal, Inc.	304,385	11,749
Milacron, Inc.	205,700	3,764
Parker Hannifin Corp.	1,376,500	61,530
Pentair, Inc.	365,600	13,063
		362,013
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	3,502,500	93,657
CSX Corp.	805,900	31,527
Norfolk Southern Corp.	196,900	3,962
Union Pacific Corp.	1,238,500	66,495
		195,641
TOTAL INDUSTRIALS		1,968,541
INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.2%
Motorola, Inc.	2,318,900	43,340
Computers & Peripherals - 1.5%
Ampex Corp. Class A (a)	13,100	1
Compaq Computer Corp.	3,691,700	55,154
Dell Computer Corp. (a)	2,772,200	74,655
Hewlett-Packard Co.	2,351,000	57,976
International Business Machines Corp.	985,700	103,705
NCR Corp. (a)	513,400	20,207
Sun Microsystems, Inc. (a)	839,600	13,677
		325,375
Electronic Equipment & Instruments - 0.4%
Arrow Electronics, Inc. (a)	743,100	19,878
Avnet, Inc.	1,048,570	25,050
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Insilco Corp. warrants 8/15/07 (a)	5,660	$ 0
Thermo Electron Corp.	1,709,800	38,983
		83,911
IT Consulting & Services - 0.3%
Accenture Ltd. Class A	373,100	5,582
Computer Sciences Corp. (a)	859,400	31,033
Unisys Corp. (a)	2,274,100	26,038
		62,653
Semiconductor Equipment & Products - 0.9%
Intel Corp.	2,659,500	79,280
Micron Technology, Inc. (a)	811,600	34,087
National Semiconductor Corp. (a)	506,300	16,227
Texas Instruments, Inc.	1,614,800	55,711
		185,305
Software - 0.5%
Computer Associates International, Inc.	1,021,900	35,235
Microsoft Corp. (a)	979,300	64,820
		100,055
TOTAL INFORMATION TECHNOLOGY		800,639
MATERIALS - 3.6%
Chemicals - 1.7%
Arch Chemicals, Inc.	431,300	8,669
Crompton Corp.	958,000	8,823
Dow Chemical Co.	1,374,700	50,039
E.I. du Pont de Nemours & Co.	1,344,600	57,576
Great Lakes Chemical Corp.	600,000	17,034
Millennium Chemicals, Inc.	1,047,150	15,247
PolyOne Corp.	1,255,900	13,212
Praxair, Inc.	3,505,100	158,921
Solutia, Inc.	2,334,800	31,707
		361,228
Containers & Packaging - 0.2%
Ball Corp.	110,413	5,458
Smurfit-Stone Container Corp. (a)	1,392,200	24,238
		29,696
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.1%
Alcoa, Inc.	2,517,500	$ 98,762
Allegheny Technologies, Inc.	567,500	10,817
Dofasco, Inc.	1,153,700	19,307
Newmont Mining Corp.	556,300	10,403
Nucor Corp.	400,000	19,156
Pechiney SA Series A	513,753	26,316
Phelps Dodge Corp.	1,003,100	40,525
		225,286
Paper & Forest Products - 0.6%
Georgia-Pacific Group	1,805,900	66,096
International Paper Co.	667,800	27,286
Weyerhaeuser Co.	594,500	35,509
		128,891
TOTAL MATERIALS		745,101
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T Corp.	4,717,544	95,342
AXXENT, Inc. Class B (a)	298,881	8
BellSouth Corp.	5,876,370	239,168
British Telecommunications PLC sponsored ADR	139,500	9,688
KMC Telecom Holdings, Inc. warrants 4/15/08 (g)	5,620	0
Korea Telecom sponsored ADR	127,200	2,697
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	41,555	21
warrants 1/15/07 (CV ratio .6) (a)	8,090	4
McCaw International Ltd. warrants 4/16/07 (a)(g)	40,960	20
Qwest Communications International, Inc.	1,199,384	31,184
SBC Communications, Inc.	6,820,087	307,109
Verizon Communications	1,145,200	62,013
		747,254
Wireless Telecommunication Services - 0.0%
AT&T Wireless Services, Inc. (a)	641,660	11,993
TOTAL TELECOMMUNICATION SERVICES		759,247
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 1.0%
Electric Utilities - 0.8%
DPL, Inc.	121,779	$ 2,967
Entergy Corp.	2,333,200	87,495
Niagara Mohawk Holdings, Inc. (a)	1,837,100	31,212
Northeast Utilities	660,300	13,206
Southern Co.	1,341,300	31,521
		166,401
Gas Utilities - 0.1%
Kinder Morgan Management LLC	141,672	10,002
Multi-Utilities - 0.1%
SCANA Corp.	892,500	23,955
TOTAL UTILITIES		200,358
TOTAL COMMON STOCKS (Cost $10,179,634)		13,097,752
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. $1.8125 PIERS	485,200	12,615
Media - 0.1%
Cox Communications, Inc. $6.858 PRIZES	201,800	12,471
MediaOne Group, Inc. (Vodafone Group PLC) $3.63 PIES	269,200	15,883
		28,354
TOTAL CONSUMER DISCRETIONARY		40,969
FINANCIALS - 0.1%
Insurance - 0.1%
ACE Ltd. $4.125 PRIDES	300,300	21,907
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. $4.12	224,100	11,793
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
INDUSTRIALS - continued
Airlines - 0.0%
Continental Airlines Capital Trust $3.00 (g)	142,900	$ 7,181
TOTAL INDUSTRIALS		18,974
INFORMATION TECHNOLOGY - 0.1%
IT Consulting & Services - 0.1%
Electronic Data Systems Corp. $3.00	278,600	14,961
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Earthwatch, Inc. Series C, $0.2975 pay-in-kind (g)	646,209	13
TOTAL CONVERTIBLE PREFERRED STOCKS		96,824
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	147,859	15,821
Series M, $11.125 pay-in-kind	184,413	19,640
		35,461
FINANCIALS - 0.0%
Insurance - 0.0%
American Annuity Group Capital Trust II $88.75	6,030	6,009
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II $7.875	9,690	9,786
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Ampex Corp. 8% non-cumulative	603	941
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Adelphia Business Solution, Inc. Series B, $128.75 pay-in-kind	62	14
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	19,880	$ 19,085
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	1	1
		19,100
Wireless Telecommunication Services - 0.2%
Dobson Communications Corp. $122.50 pay-in-kind	2,273	1,932
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	34,143	21,852
Series E, $111.25 pay-in-kind	33,680	18,524
		42,308
TOTAL TELECOMMUNICATION SERVICES		61,408
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate (a)	27,810	2,767
TOTAL NONCONVERTIBLE PREFERRED STOCKS		116,372
TOTAL PREFERRED STOCKS (Cost $233,723)		213,196
Corporate Bonds - 15.0%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	Baa3	$ 19,020	6,994
Media - 0.5%
Adelphia Communications Corp. 6% 2/15/06	B3	11,790	10,742
Cox Communications, Inc. 0.4259% 4/19/20	Baa3	34,870	14,736
EchoStar Communications Corp.:
4.875% 1/1/07 (g)	Caa2	30,000	26,138
4.875% 1/1/07	Caa1	7,460	6,500
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
4% 11/15/29 (g)	Baa3	$ 17,982	$ 13,649
3.5% 1/15/31 (g)	Baa3	14,140	12,090
News America, Inc. liquid yield option note 0% 2/28/21 (g)	Baa3	28,330	13,754
			97,609
Specialty Retail - 0.0%
Lowe's Companies, Inc. liquid yield option note 0% 2/16/21 (g)	A3	9,610	6,968
Venator Group, Inc. 5.5% 6/1/08 (g)	B2	700	869
			7,837
TOTAL CONSUMER DISCRETIONARY			112,440
FINANCIALS - 0.1%
Diversified Financials - 0.0%
JMH Finance Ltd. 4.75% 9/6/07 (g)	-	4,840	5,015
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	A2	6,940	5,893
TOTAL FINANCIALS			10,908
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	3,790	3,904
Tenet Healthcare Corp. 6% 12/1/05	Ba2	5,460	5,187
Total Renal Care Holdings 7% 5/15/09	B2	15,420	14,803
			23,894
INDUSTRIALS - 0.1%
Machinery - 0.1%
Briggs & Stratton Corp. 5% 5/15/06 (g)	Ba1	1,690	1,799
SPX Corp. liquid yield option note 0% 2/6/21 (g)	Ba3	24,240	16,047
			17,846
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Sanmina Corp. 0% 9/12/20	Ba3	$ 17,390	$ 6,434
Solectron Corp. liquid yield option note 0% 5/8/20	Baa3	10,810	5,502
			11,936
Semiconductor Equipment & Products - 0.0%
Transwitch Corp. 4.5% 9/12/05	B2	4,020	2,789
Vitesse Semiconductor Corp. 4% 3/15/05 (g)	B2	8,670	7,077
			9,866
TOTAL INFORMATION TECHNOLOGY			21,802
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc.:
5.25% 1/15/10 (g)	B1	19,070	12,062
5.25% 1/15/10	B1	8,730	5,522
			17,584
TOTAL CONVERTIBLE BONDS			204,474
Nonconvertible Bonds - 14.0%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.1%
Arvin Industries, Inc. 6.75% 3/15/08	Baa3	1,660	1,503
Lear Corp.:
7.96% 5/15/05	Ba1	4,795	4,879
8.11% 5/15/09	Ba1	500	505
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	1,535	886
			7,773
Hotels, Restaurants & Leisure - 0.7%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	6,505	6,733
Hilton Hotels Corp. 7.625% 5/15/08	Baa3	13,195	13,287
HMH Properties, Inc.:
7.875% 8/1/05	Ba2	2,930	2,879
7.875% 8/1/08	Ba2	10,790	10,304
Horseshoe Gaming LLC 8.625% 5/15/09	B2	16,100	16,261
Host Marriott LP 9.25% 10/1/07	Ba2	2,435	2,462
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Game Technology 8.375% 5/15/09	Ba1	$ 1,420	$ 1,484
ITT Corp. 7.375% 11/15/15	Ba1	3,227	2,977
KSL Recreation Group, Inc. 10.25% 5/1/07	B2	6,870	6,939
Mandalay Resort Group:
9.5% 8/1/08	Ba2	4,460	4,705
10.25% 8/1/07	Ba3	4,440	4,718
MGM Mirage, Inc.:
8.5% 9/15/10	Baa3	1,075	1,135
9.75% 6/1/07	Ba1	7,870	8,519
Premier Parks, Inc.:
0% 4/1/08 (e)	B3	9,000	7,515
9.25% 4/1/06	B3	8,820	8,875
9.75% 6/15/07	B3	765	784
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	11,800	11,227
Six Flags, Inc. 9.5% 2/1/09 (g)	B3	5,365	5,432
Station Casinos, Inc.:
8.375% 2/15/08 (g)	Ba3	1,120	1,123
8.375% 2/15/08	Ba3	11,570	11,599
Sun International Hotels Ltd./Sun International North America, Inc. yankee 8.625% 12/15/07	Ba3	4,100	4,100
Tricon Global Restaurants, Inc. 8.875% 4/15/11	Ba1	7,330	7,550
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	9,065	9,564
			150,172
Household Durables - 0.1%
Beazer Homes USA, Inc.:
8.625% 5/15/11	Ba2	6,260	6,385
8.875% 4/1/08	Ba2	810	826
Ryland Group, Inc. 9.125% 6/15/11	Ba3	3,580	3,625
Sealy Mattress Co. 9.875% 12/15/07 (g)	B2	6,775	6,707
			17,543
Media - 1.6%
Adelphia Communications Corp.:
10.25% 6/15/11	B2	4,985	4,860
10.875% 10/1/10	B2	8,475	8,475
AMC Entertainment, Inc. 9.5% 2/1/11	Caa3	3,205	2,885
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
British Sky Broadcasting Group PLC yankee 8.2% 7/15/09	Ba1	$ 21,300	$ 21,785
Century Communications Corp. 0% 1/15/08	B2	415	197
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (e)	B2	7,090	4,786
0% 5/15/11 (e)(g)	B2	7,500	4,350
8.625% 4/1/09	B2	8,230	7,860
10% 4/1/09	B2	4,470	4,559
10% 5/15/11 (g)	B2	4,150	4,212
10.25% 1/15/10	B2	5,915	6,033
Cinemark USA, Inc. 9.625% 8/1/08	Caa2	3,835	3,336
Continental Cablevision, Inc. 8.3% 5/15/06	A3	8,530	9,345
CSC Holdings, Inc.:
7.625% 4/1/11 (g)	Ba1	10,440	10,375
9.875% 5/15/06	Ba2	50	52
9.875% 2/15/13	Ba2	1,045	1,126
Diamond Cable Communications PLC yankee:
0% 2/15/07 (e)	B2	7,735	3,326
11.75% 12/15/05	B2	2,300	1,346
EchoStar DBS Corp. 9.375% 2/1/09	B1	32,715	33,369
Fox Family Worldwide, Inc. 0% 11/1/07 (e)	B1	11,550	11,204
Fox/Liberty Networks LLC/FLN Finance, Inc. 0% 8/15/07 (e)	Ba1	905	871
FrontierVision Holdings LP/FrontierVision Holdings Capital Corp. 0% 9/15/07 (e)	B2	1,760	1,822
FrontierVision Holdings LP/FrontierVision Holdings Capital II Corp. 0% 9/15/07 (e)	Caa1	4,505	4,663
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	7,510	6,741
International Cabletel, Inc. 11.5% 2/1/06	B2	13,490	8,769
K-III Communications Corp. 8.5% 2/1/06	Ba3	1,225	1,188
Lamar Media Corp.:
9.25% 8/15/07	B1	815	848
9.625% 12/1/06	Ba3	5,625	5,906
News America Holdings, Inc. 7.375% 10/17/08	Baa3	9,525	9,909
News America, Inc. 7.28% 6/30/28	Baa3	14,000	12,851
Nextmedia Operating, Inc. 10.75% 7/1/11	B3	5,690	5,946
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06	B2	7,135	7,278
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Paramount Communications, Inc. 7.5% 1/15/02	A3	$ 3,325	$ 3,371
Pegasus Communications Corp.:
9.625% 10/15/05	B3	3,205	2,949
9.75% 12/1/06	B3	1,380	1,270
PRIMEDIA, Inc. 7.625% 4/1/08	Ba3	3,185	2,898
Quebecor Media, Inc. 11.125% 7/15/11 (g)	B2	11,390	11,960
Radio One, Inc. 8.875% 7/1/11 (g)	B3	14,745	15,077
Satelites Mexicanos SA de CV 8.21% 6/30/04 (g)(i)	B1	2,099	1,931
TCI Communications, Inc.:
8.75% 8/1/15	A3	17,745	20,506
9.8% 2/1/12	A3	20,180	24,518
Telemundo Holdings, Inc.:
0% 8/15/08 (e)	B3	2,740	2,206
0% 8/15/08 (e)(g)	B3	3,310	2,643
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	17,000	18,915
Time Warner, Inc. 8.18% 8/15/07	Baa1	5,425	6,004
UIH Australia/Pacific, Inc.:
14% 5/15/06	Caa2	14,530	2,761
14% 5/15/06	Caa2	4,020	764
Yell Finance BV:
0% 8/1/11 (e)(g)	B2	9,870	5,132
10.75% 8/1/11 (g)	B2	7,970	8,050
			341,228
Multiline Retail - 0.2%
Federated Department Stores, Inc. 8.5% 6/15/03	Baa1	34,210	36,390
JCPenney Co., Inc.:
6% 5/1/06	Ba2	1,120	918
6.125% 11/15/03	Ba2	320	304
6.9% 8/15/26	Ba2	2,795	2,683
7.375% 6/15/04	Ba2	1,070	1,038
7.375% 8/15/08	Ba2	335	307
7.4% 4/1/37	Ba2	1,180	1,077
7.6% 4/1/07	Ba2	335	317
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
JCPenney Co., Inc.: - continued
7.95% 4/1/17	Ba2	$ 505	$ 420
Kmart Corp. 9.375% 2/1/06	Baa3	4,155	4,165
			47,619
Specialty Retail - 0.0%
Specialty Retailers, Inc. 8.5% 7/15/05 (d)	-	12,790	4,093
TOTAL CONSUMER DISCRETIONARY			568,428
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cott Corp. yankee 8.5% 5/1/07	B1	1,050	1,055
Food & Drug Retailing - 0.1%
Jitney-Jungle Stores of America, Inc. 12% 3/1/06 (d)	-	1,780	13
Rite Aid Corp.:
6% 10/1/03 (g)(i)	Caa2	840	798
6.125% 12/15/08 (g)	Caa2	3,605	2,722
6.875% 8/15/13	Caa2	2,285	1,691
7.125% 1/15/07	Caa2	1,700	1,411
7.625% 4/15/05	Caa2	4,945	4,302
11.25% 7/1/08 (g)	Caa2	8,580	8,816
			19,753
Food Products - 0.1%
ConAgra Foods, Inc. 7.125% 10/1/26	Baa1	22,725	23,473
Dean Foods Co. 8.15% 8/1/07	Baa2	290	277
Del Monte Corp. 9.25% 5/15/11 (g)	B3	4,250	4,378
			28,128
Household Products - 0.0%
Fort James Corp. 6.625% 9/15/04	Baa3	3,010	3,005
Personal Products - 0.0%
Playtex Products, Inc. 9.375% 6/1/11 (g)	B2	2,795	2,865
Tobacco - 0.3%
Philip Morris Companies, Inc.:
6.95% 6/1/06	A2	10,000	10,413
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris Companies, Inc.: - continued
7% 7/15/05	A2	$ 27,190	$ 28,435
RJ Reynolds Tobacco Holdings, Inc. 7.375% 5/15/03	Baa2	16,800	17,211
			56,059
TOTAL CONSUMER STAPLES			110,865
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Lone Star Technologies, Inc. 9% 6/1/11 (g)	Ba3	790	735
Oil & Gas - 0.3%
Canadian Forest Oil Ltd. yankee 8.75% 9/15/07	B1	2,652	2,679
Chesapeake Energy Corp.:
7.875% 3/15/04	B2	4,340	4,286
8.125% 4/1/11	B2	13,665	12,982
8.5% 3/15/12	B2	4,610	4,449
Cross Timbers Oil Co.:
8.75% 11/1/09	Ba3	3,155	3,218
9.25% 4/1/07	Ba3	930	958
Nuevo Energy Co. 9.375% 10/1/10	B1	4,900	4,753
Plains Resources, Inc.:
10.25% 3/15/06	B2	5,110	5,212
10.25% 3/15/06	B2	4,055	4,136
10.25% 3/15/06	B2	1,770	1,823
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	12,250	12,892
			57,388
TOTAL ENERGY			58,123
FINANCIALS - 5.1%
Banks - 1.3%
Bank of America Corp. 7.8% 2/15/10	Aa3	22,300	24,329
Bank One Corp. 7.875% 8/1/10	A1	14,430	15,890
BankAmerica Corp. 5.875% 2/15/09	Aa2	7,500	7,364
BankBoston Corp. 6.625% 2/1/04	A3	9,640	9,943
BanPonce Financial Corp. 6.75% 8/9/01	A3	18,240	18,249
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Banks - continued
Barclays Bank PLC yankee 8.55% 9/29/49 (f)(g)	Aa2	$ 11,735	$ 12,995
Capital One Bank 6.375% 2/15/03	Baa2	16,300	16,477
FleetBoston Financial Corp. 7.25% 9/15/05	A2	21,970	23,356
HSBC Finance Nederland BV 7.4% 4/15/03 (g)	A1	3,000	3,124
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	5,285	5,503
Korea Development Bank:
6.625% 11/21/03	Baa2	14,825	15,242
7.125% 4/22/04	Baa2	9,000	9,355
7.375% 9/17/04	Baa2	3,890	4,088
Long Island Savings Bank FSB 7% 6/13/02	Baa3	14,850	15,136
MBNA Corp.:
6.34% 6/2/03	Baa2	6,475	6,577
6.875% 11/15/02	Baa2	29,550	30,275
National Westminster Bank PLC yankee 7.375% 10/1/09	Aa3	9,775	10,450
PNC Funding Corp. 5.75% 8/1/06	A2	10,730	10,814
Providian National Bank 6.75% 3/15/02	Baa3	7,805	7,889
Union Planters National Bank 6.81% 8/20/01	A3	13,000	13,000
Wells Fargo & Co. 6.375% 8/1/11	Aa3	17,080	17,137
			277,193
Diversified Financials - 3.2%
Ahmanson Capital Trust I 8.36% 12/1/26 (g)	A3	6,500	6,735
American Gen. Finance Corp. 5.875% 7/14/06	A2	33,300	33,823
Amvescap PLC yankee:
6.375% 5/15/03	A2	13,050	13,377
6.6% 5/15/05	A2	6,750	6,881
Associates Corp. of North America 6% 7/15/05	Aa3	22,750	23,373
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	6,645	6,924
CanWest Media, Inc. 10.625% 5/15/11 (g)	B2	1,570	1,641
Capital One Financial Corp. 7.125% 8/1/08	Baa3	20,300	18,912
Cellco Finance NV yankee:
12.75% 8/1/05	Caa1	4,520	2,983
15% 8/1/05	Caa2	1,360	952
CIT Group, Inc.:
5.5% 2/15/04	A2	4,850	4,898
7.375% 3/15/03	A2	4,650	4,856
Citigroup, Inc. 7.25% 10/1/10	Aa3	28,800	30,805
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
ComEd Financing II 8.5% 1/15/27	Baa3	$ 7,280	$ 7,316
Countrywide Home Loans, Inc. 5.25% 5/22/03	A3	21,145	21,403
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	1,450	798
7% 12/15/06	Caa3	675	311
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	2,555	1,405
CSFBdirect 5.875% 8/1/06	A1	11,730	11,779
Daimler-Chrysler NA Holding Corp. 6.59% 6/18/02	A3	4,450	4,528
First Union Capital II 7.95% 11/15/29	BBB+	17,000	17,734
Ford Motor Credit Co.:
6.875% 2/1/06	A2	10,450	10,850
7.375% 10/28/09	A2	29,160	30,633
General Motors Acceptance Corp.:
6.38% 1/30/04	A2	21,800	22,517
7.5% 7/15/05	A2	10,500	11,194
7.75% 1/19/10	A2	13,400	14,640
GS Escrow Corp. 7% 8/1/03	Ba1	6,390	6,445
Household Finance Corp. 6.5% 1/24/06	A2	10,750	11,118
HSBC Capital Funding LP 9.547% 12/31/49 (f)(g)	A1	15,300	17,672
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	23,850	25,997
IOS Capital, Inc. 9.75% 6/15/04	Baa2	4,600	4,623
J.P. Morgan Chase & Co. 6.75% 2/1/11	A1	12,550	12,896
Merrill Lynch & Co., Inc. 6.15% 1/26/06	Aa3	21,700	22,309
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	A2	9,280	9,650
NiSource Finance Corp.:
7.625% 11/15/05	Baa2	18,200	19,432
7.875% 11/15/10	Baa2	20,865	22,779
Popular North America, Inc. 7.375% 9/14/01	A3	10,000	10,023
PTC International Finance BV yankee 0% 7/1/07 (e)	B2	2,550	1,964
PTC International Finance II SA yankee 11.25% 12/1/09	B2	7,255	6,892
Qwest Capital Funding, Inc.:
7% 8/3/09 (g)	Baa1	13,710	13,762
7.625% 8/3/21 (g)	Baa1	6,010	6,088
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financials - continued
Qwest Capital Funding, Inc.: - continued
7.75% 8/15/06	Baa1	$ 13,000	$ 13,880
SESI LLC 8.875% 5/15/11 (g)	B1	6,325	6,009
Sprint Capital Corp.:
5.875% 5/1/04	Baa1	27,585	27,705
6.875% 11/15/28	Baa1	31,355	28,009
TCI Communications Financing III 9.65% 3/31/27	A3	13,120	14,508
The Money Store, Inc. 7.3% 12/1/02	A2	13,900	14,395
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	8,968	9,327
TXU Eastern Funding yankee:
6.45% 5/15/05	Baa1	11,950	11,987
6.75% 5/15/09	Baa1	15,640	15,189
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	15,800	17,568
Verizon Global Funding Corp. 6.75% 12/1/05 (g)	A1	10,000	10,411
			671,906
Real Estate - 0.6%
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	8,720	8,781
Duke Realty LP 7.3% 6/30/03	Baa1	10,000	10,398
EOP Operating LP:
6.625% 2/15/05	Baa1	10,300	10,599
7.75% 11/15/07	Baa1	37,000	40,022
ERP Operating LP 7.1% 6/23/04	A3	10,300	10,762
LNR Property Corp. 9.375% 3/15/08	Ba3	12,705	12,514
Meditrust Corp. 7.82% 9/10/26	Ba3	5,725	5,553
ProLogis Trust:
6.7% 4/15/04	Baa1	4,865	4,993
7.05% 7/15/06	Baa1	10,000	10,409
WCI Communities, Inc. 10.625% 2/15/11 (g)	B1	9,015	9,601
			123,632
TOTAL FINANCIALS			1,072,731
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.625% 3/15/05	Baa3	1,630	1,597
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Columbia/HCA Healthcare Corp. 7.15% 3/30/04	Ba1	$ 1,980	$ 2,030
DaVita, Inc. 9.25% 4/15/11	B2	1,740	1,810
Mariner Post-Acute Network, Inc. 9.5% 11/1/07 (d)	C	9,440	1
Medpartners, Inc. 7.375% 10/1/06	Ba3	2,655	2,635
Stewart Enterprises, Inc. 10.75% 7/1/08 (g)	B2	5,280	5,544
Tenet Healthcare Corp.:
8.125% 12/1/08	Ba2	2,840	3,010
8.625% 12/1/03	Ba1	2,230	2,308
Triad Hospitals Holdings, Inc. 11% 5/15/09	B2	2,305	2,530
Triad Hospitals, Inc. 8.75% 5/1/09 (g)	B1	5,725	5,911
			25,779
TOTAL HEALTH CARE			27,376
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.3%
Alliant Techsystems, Inc. 8.5% 5/15/11 (g)	B2	8,765	9,072
Newport News Shipbuilding, Inc. 9.25% 12/1/06	Ba3	3,680	3,910
Raytheon Co. 7.9% 3/1/03	Baa3	43,905	45,418
			58,400
Airlines - 0.1%
Continental Airlines, Inc. pass thru trust certificate:
7.434% 3/15/06	Baa1	5,265	5,393
7.73% 9/15/12	Baa1	1,849	1,876
Delta Air Lines, Inc. pass thru trust certificate:
7.57% 11/18/10	Aa2	4,595	4,947
7.92% 11/18/10	Aa3	4,450	4,763
			16,979
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	Ba3	1,330	1,323
7.875% 1/1/09	Ba3	7,430	7,374
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	10,940	10,721
AP Holdings, Inc. 0% 3/15/08 (e)	Ca	1,380	97
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Browning-Ferris Industries, Inc. 9.25% 5/1/21	Ba3	$ 1,350	$ 1,316
Iron Mountain, Inc. 8.25% 7/1/11	B2	815	815
Iron Mountain, Inc. 8.625% 4/1/13	B2	6,140	6,294
Pierce Leahy Command Co. yankee 8.125% 5/15/08	B2	1,275	1,278
Pierce Leahy Corp. 9.125% 7/15/07	B2	1,670	1,737
WMX Technologies, Inc. 7.7% 10/1/02	Ba1	10,000	10,303
			41,258
Machinery - 0.1%
Tyco International Group SA yankee 6.75% 2/15/11	Baa1	21,000	21,385
Marine - 0.0%
Teekay Shipping Corp. 8.875% 7/15/11 (g)	Ba2	7,980	8,180
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp. 6.53% 7/15/37	Baa2	20,000	20,326
CSX Corp. 6.25% 10/15/08	Baa2	20,500	20,306
Norfolk Southern Corp. 7.05% 5/1/37	Baa1	39,550	40,785
TFM SA de CV yankee:
0% 6/15/09 (e)	B1	4,920	4,108
10.25% 6/15/07	B1	7,215	6,962
			92,487
TOTAL INDUSTRIALS			238,689
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Nortel Networks Corp. yankee 6.125% 2/15/06	A3	3,400	3,018
Spectrasite Holdings, Inc.:
0% 4/15/09 (e)	B3	3,530	1,377
0% 3/15/10 (e)	B3	11,325	4,304
			8,699
IT Consulting & Services - 0.0%
Comdisco, Inc. 9.5% 1/28/02	Baa2	2,580	2,103
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - 0.0%
Micron Technology, Inc. 6.5% 9/30/05 (k)	B3	$ 9,000	$ 7,650
TOTAL INFORMATION TECHNOLOGY			18,452
MATERIALS - 0.3%
Chemicals - 0.1%
Avecia Group PLC yankee 11% 7/1/09	B2	8,275	8,316
Huntsman Corp.:
9.5% 7/1/07 (g)	Caa1	23,210	11,141
9.5% 7/1/07 (g)	Caa1	3,490	1,675
			21,132
Containers & Packaging - 0.1%
Applied Extrusion Technologies, Inc. 10.75% 7/1/11 (g)	B2	1,110	1,146
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	605	387
7.125% 9/1/02	Caa3	3,835	2,915
7.375% 12/15/26	Caa3	1,295	544
8% 4/15/23	Caa3	280	118
8.375% 1/15/05	Caa3	1,810	851
Gaylord Container Corp. 9.375% 6/15/07	Caa1	4,350	2,719
Packaging Corp. of America 9.625% 4/1/09	Ba2	11,315	12,050
Riverwood International Corp. 10.625% 8/1/07 (g)	B3	4,600	4,761
			25,491
Metals & Mining - 0.1%
Century Aluminum Co. 11.75% 4/15/08 (g)	Ba3	420	444
Freeport-McMoRan Copper & Gold, Inc. 7.2% 11/15/26	B3	2,560	2,074
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	5,304	5,636
Phelps Dodge Corp. 8.75% 6/1/11	Baa2	13,120	13,284
			21,438
TOTAL MATERIALS			68,061
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T Corp. 6.5% 3/15/29	A2	27,755	24,173
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AXXENT, Inc. 15% 12/30/04 (k)	-	$ 11,485	$ 1,149
British Telecommunications PLC:
7.875% 12/15/05	Baa1	23,000	24,624
8.375% 12/15/10	Baa1	8,000	8,752
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (g)	Baa1	9,800	10,752
Citizens Communications Co.:
8.5% 5/15/06	Baa2	11,725	12,446
9.25% 5/15/11	Baa2	19,445	21,292
Deutsche Telekom International Finance BV 8.25% 6/15/30	A3	6,000	6,360
France Telecom SA:
7.2% 3/1/06 (g)	A3	18,300	19,157
7.75% 3/1/11 (g)	A3	8,700	9,157
8.5% 3/1/31 (g)	A3	2,900	3,162
Intermedia Communications, Inc.:
0% 7/15/07 (e)	Baa2	4,250	4,208
8.6% 6/1/08	Baa2	295	305
8.875% 11/1/07	Baa2	5,265	5,476
Koninklijke KPN NV:
8% 10/1/10	Baa2	12,500	12,230
8.375% 10/1/30	Baa2	6,500	6,034
McCaw International Ltd. 0% 4/15/07 (e)	Caa1	27,440	6,311
SBC Communications, Inc. 5.75% 5/2/06	Aa3	37,175	37,688
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	16,450	16,539
Telefonica Europe BV 8.25% 9/15/30	A2	13,535	14,515
Telefonos de Mexico SA de CV 8.25% 1/26/06 (g)	Baa1	28,050	28,786
Teleglobe Canada, Inc. yankee:
7.2% 7/20/09	Baa1	9,000	9,072
7.7% 7/20/29	Baa1	9,619	9,626
TELUS Corp. yankee 7.5% 6/1/07	Baa2	21,405	22,373
Tritel PCS, Inc.:
0% 5/15/09 (e)	B3	21,085	13,494
10.375% 1/15/11	B3	1,280	1,171
Triton PCS, Inc. 9.375% 2/1/11	B3	13,620	13,518
			342,370
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.5%
AT&T Wireless Services, Inc. 8.75% 3/1/31 (g)	Baa2	$ 14,450	$ 15,955
Dobson Communications Corp. 10.875% 7/1/10	B3	4,615	4,730
Echostar Broadband Corp. 10.375% 10/1/07	B1	22,570	23,021
Millicom International Cellular SA yankee 13.5% 6/1/06	Caa1	12,795	10,620
Nextel Communications, Inc. 12% 11/1/08	B1	1,450	1,363
Nextel International, Inc.:
0% 4/15/08 (e)	Caa1	16,020	3,044
12.75% 8/1/10	Caa1	10,260	2,668
Orange PLC yankee 9% 6/1/09	A3	9,075	9,620
TeleCorp PCS, Inc. 0% 4/15/09 (e)	B3	6,010	3,846
VoiceStream Wireless Corp. 10.375% 11/15/09	Baa1	19,370	22,130
			96,997
TOTAL TELECOMMUNICATION SERVICES			439,367
UTILITIES - 1.6%
Electric Utilities - 1.2%
AES Corp.:
8.5% 11/1/07	Ba2	5,600	5,320
9.375% 9/15/10	Ba1	6,465	6,530
9.5% 6/1/09	Ba1	2,880	2,923
Avon Energy Partners Holdings:
6.46% 3/4/08 (g)	Baa2	25,500	24,196
6.73% 12/11/02 (g)	Baa2	17,000	17,244
7.05% 12/11/07 (g)	Baa2	18,000	17,723
CMS Energy Corp.:
7.5% 1/15/09	Ba3	2,430	2,339
9.875% 10/15/07	Ba3	9,145	9,785
DR Investments UK PLC yankee 7.1% 5/15/02 (g)	A3	32,000	32,556
Edison Mission Energy 9.875% 4/15/11	Baa3	990	1,005
Hydro-Quebec 6.3% 5/11/11	A2	47,300	47,805
Illinois Power Co. 7.5% 6/15/09	Baa1	9,760	10,116
Israel Electric Corp. Ltd.:
7.75% 3/1/09 (g)	A3	9,000	9,160
7.75% 12/15/27 (g)	A3	42,405	38,806
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Mission Energy Co. 8.125% 6/15/02 (g)	Baa3	$ 6,430	$ 6,398
Mission Energy Holding Co. 13.5% 7/15/08 (g)	Ba2	6,580	6,646
Niagara Mohawk Power Corp. 8.875% 5/15/07	Baa3	5,060	5,686
Pacific Gas & Electric Co.:
7.05% 3/1/24 (d)	B3	800	736
7.875% 3/1/02 (d)	B3	1,865	1,744
Texas Utilities Co. 6.375% 1/1/08	Baa3	3,970	3,927
			250,645
Gas Utilities - 0.3%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	4,530	4,652
KeySpan Corp.:
7.25% 11/15/05	A3	12,120	12,890
7.625% 11/15/10	A3	8,945	9,708
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	12,500	13,235
Sempra Energy 7.95% 3/1/10	A2	6,240	6,399
Southwest Gas Corp. 9.75% 6/15/02	Baa2	20,650	21,452
			68,336
Multi-Utilities - 0.1%
PG&E National Energy Group, Inc. 10.375% 5/16/11 (g)	Baa2	9,375	9,914
TOTAL UTILITIES			328,895
TOTAL NONCONVERTIBLE BONDS			2,930,987
TOTAL CORPORATE BONDS (Cost $3,187,349)			3,135,461
U.S. Government and Government Agency Obligations - 6.5%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
5.25% 6/15/06	Aaa	19,470	19,570
5.5% 2/15/06	Aaa	98,595	100,305
5.5% 5/2/06	AA-	24,395	24,627
6.25% 2/1/11	Aa2	10,885	11,081
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.5% 8/15/04	Aaa	$ 40,575	$ 42,718
7.125% 6/15/10	Aaa	24,130	26,498
7.25% 1/15/10	Aaa	1,340	1,482
7.25% 5/15/30	Aaa	65,260	73,447
Federal Agricultural Mortgage Corp.:
7.01% 8/10/03	Aaa	1,040	1,091
7.01% 8/10/04	Aaa	1,340	1,427
7.04% 8/10/05	Aaa	5,100	5,478
Freddie Mac:
5.75% 7/15/03	Aaa	70,000	72,079
5.875% 3/21/11	Aa2	34,910	34,588
6% 6/15/11	Aaa	8,620	8,760
6.75% 3/15/31	Aaa	41,740	44,310
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa	7,311	7,955
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	3,325	3,372
Class 2-E, 9.4% 5/15/02	Aaa	1,062	1,086
Class 3-T, 9.625% 5/15/02	Aaa	984	1,005
Israel Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-1, 6.88% 1/26/03	Aaa	1,472	1,505
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10 (callable)	-	24,783	25,890
Private Export Funding Corp. secured 6.86% 4/30/04	Aaa	1,407	1,453
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			509,727
U.S. Treasury Obligations - 4.1%
U.S. Treasury Bonds:
6.125% 8/15/29	Aaa	100,650	108,010
6.25% 5/15/30	Aaa	24,600	26,960
6.625% 2/15/27	Aaa	28,000	31,749
8.875% 8/15/17	Aaa	53,265	72,216
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
9.875% 11/15/15	Aaa	$ 2,360	$ 3,394
11.25% 2/15/15	Aaa	103,090	160,917
U.S. Treasury Notes:
3.875% 6/30/03 (h)	Aaa	252,170	252,604
5.75% 11/15/05	Aaa	70,215	73,594
6.125% 8/15/07	Aaa	78,760	84,409
6.5% 2/15/10	Aaa	35,900	39,591
TOTAL U.S. TREASURY OBLIGATIONS			853,444
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,333,732)			1,363,171
U.S. Government Agency - Mortgage Securities - 12.8%

Fannie Mae - 10.4%
5.5% 10/1/08 to 5/1/14	Aaa	144,960	143,006
6% 10/1/08 to 1/1/29	Aaa	286,293	283,301
6% 8/1/31 (h)	Aaa	150,000	146,766
6.5% 1/1/24 to 8/1/31	Aaa	909,555	912,400
6.5% 8/1/31 (h)	Aaa	134,000	134,042
7% 5/1/23 to 4/1/31	Aaa	207,187	211,022
7% 8/1/31 (h)	Aaa	149,525	152,188
7.5% 8/1/07 to 2/1/31	Aaa	163,959	168,955
8% 8/1/26 to 7/1/30	Aaa	22,564	23,534
8.5% 1/1/09 to 7/1/21	Aaa	45	48
10% 8/1/17	Aaa	29	32
TOTAL FANNIE MAE			2,175,294
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	Aaa	1,436	1,495
Government National Mortgage Association - 2.4%
6% 9/15/08 to 12/15/10	Aaa	14,203	14,440
6.5% 6/15/02 to 3/15/31 (l)	Aaa	256,388	258,574
7% 10/15/17 to 12/15/28	Aaa	63,057	64,597
7.5% 8/15/21 to 11/15/28	Aaa	110,637	114,896
8% 1/15/02 to 10/15/25	Aaa	36,116	37,955
8.5% 11/15/05 to 4/15/31	Aaa	5,993	6,325
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Government National Mortgage Association - continued
9% 3/15/10 to 5/15/22	Aaa	$ 516	$ 558
9.5% 3/15/23	Aaa	45	49
11% 7/20/13 to 7/20/20	Aaa	869	984
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			498,378
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,617,686)			2,675,167
Asset-Backed Securities - 1.2%

Airplanes pass thru trust 10.875% 3/15/19	Ba2	2,025	1,033
American Express Credit Account Master Trust 6.1% 12/15/06	A1	14,200	14,591
Americredit Automobile Receivables Trust 5.49% 6/12/08	Aaa	24,000	24,233
Capital One Master Trust 5.45% 3/16/09	Aaa	23,800	23,860
Chase Manhattan Auto Owner Trust:
5.06% 2/15/08	A2	4,407	4,426
5.07% 2/15/08	Aaa	29,670	29,670
Discover Card Master Trust I:
5.75% 12/15/08	Aaa	39,400	39,714
5.85% 11/16/04	A2	12,421	12,604
Ford Credit Auto Owner Trust:
5.54% 12/15/05	A1	9,800	9,911
5.71% 9/15/05	A2	5,895	5,983
6.4% 12/15/02	Aaa	8,660	8,814
7.03% 11/15/03	Aaa	4,374	4,471
Honda Auto Receivables Owner Trust:
4.67% 3/18/05	Aaa	18,625	18,744
5.09% 10/18/06	Aaa	9,905	9,968
Key Auto Finance Trust:
6.3% 10/15/03	A2	1,613	1,617
6.65% 10/15/03	Baa3	473	474
MBNA Credit Card Master Note Trust 5.75% 10/15/08	Aaa	12,700	12,843
Sears Credit Account Master Trust II 6.75% 9/16/09	Aaa	22,525	23,750
TOTAL ASSET-BACKED SECURITIES (Cost $244,200)			246,706
Commercial Mortgage Securities - 1.1%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 7.5003% 8/1/24 (g)(i)	-	$ 6,080	$ 4,115
CBM Funding Corp. sequential pay Series 1996-1B Class C, 7.86% 2/1/08	BBB	12,500	13,225
CS First Boston Mortgage Securities Corp.:
floater Series 1998-FL1A:
Class D, 4.56% 1/10/13 (g)(i)	Aa1	5,969	5,967
Class E, 4.91% 1/10/13 (g)(i)	Baa1	42,880	42,831
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	AAA	10,600	11,423
Series 1995-WF1 Class A2, 6.648% 12/21/27	AAA	13,445	13,453
Series 1997-C2 Class D, 7.27% 1/17/35	Baa2	22,200	22,567
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (g)	A2	6,000	6,304
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.1245% 4/29/39 (i)	-	2,900	2,320
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 11/15/06 (g)	Ba1	3,500	3,375
Series 2000-C3 Class A2, 6.957% 9/15/35	Aaa	22,870	23,921
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (g)(i)	Baa3	20,000	19,169
LB Multifamily Mortgage Trust Series 1991-4 Class A1, 6.955% 4/25/21 (i)	Caa1	1,895	1,696
Nomura Depositor Trust:
floater Series 1998-ST1A Class B2, 8.33% 1/15/03 (g)(i)	-	1,900	1,804
Series 1998-ST1A Class B1A, 6.58% 1/15/03 (g)(i)	-	3,800	3,695
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML Class K, 7.9% 11/15/26 (g)	-	6,500	4,601
Resolution Trust Corp. Series 1995-C2 Class D, 7% 5/25/27	Baa2	2,340	2,334
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	B2	2,200	2,198
Series 1995-C1 Class F, 7.375% 9/25/24 (g)	-	3,000	2,652
Commercial Mortgage Securities - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Structured Asset Securities Corp.: - continued
Series 1996-CFL Class E, 7.75% 2/25/28	AAA	$ 11,188	$ 11,487
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 12/15/10 (g)	Aaa	32,000	32,895
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $225,117)			232,032
Foreign Government and Government Agency Obligations (j) - 0.3%

Malaysian Government 7.5% 7/15/11	Baa2	3,300	3,320
Manitoba Province yankee 6.75% 3/1/03	Aa1	5,000	5,202
Ontario Province 6% 2/21/06	Aa3	15,600	16,080
Quebec Province yankee:
7.125% 2/9/24	A2	2,560	2,655
7.5% 7/15/23	A2	10,060	10,889
United Mexican States:
8.5% 2/1/06	Baa3	13,075	13,696
9.875% 2/1/10	Baa3	15,900	17,307
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $68,219)			69,149
Supranational Obligations - 0.1%

Inter-American Development Bank yankee 6.29% 7/16/27 (Cost $10,782)	Aaa	10,850	11,398
Floating Rate Loans - 0.1%

CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Corp. Tranche B term loan 8.3606% 3/18/05 (i)	-	3,141	2,968
FINANCIALS - 0.1%
Diversified Financials - 0.1%
VoiceStream PCS Holding LLC:
Tranche A term loan 6.58% 12/31/06 (i)	B1	10,700	10,700
Tranche B term loan 6.83% 2/25/09 (i)	B+	5,000	5,000
			15,700
Floating Rate Loans - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
Tranche B term loan 6.6644% 7/21/06 (i)	Ba3	$ 3,614	$ 3,587
Tranche C term loan 6.9399% 7/21/07 (i)	Ba3	4,337	4,304
			7,891
TOTAL FLOATING RATE LOANS (Cost $25,966)			26,559
Cash Equivalents - 2.6%
	Shares
Fidelity Cash Central Fund, 3.98% (c)	535,601,278	535,601
Fidelity Securities Lending Cash Central Fund, 3.88% (c)	1,322,200	1,322
TOTAL CASH EQUIVALENTS (Cost $536,923)		536,923
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $18,663,331)		21,607,514
NET OTHER ASSETS - (3.3)%		(686,134)
NET ASSETS - 100%		$ 20,921,380
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
PRIZES	-	Participating Redeemable Indexed Zero-Premium Exchangeable Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $757,434,000 or 3.6% of net assets.

(h) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AXXENT, Inc. 15% 12/30/04	12/31/97 - 12/31/00	$ 10,978
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
(l) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	24.9%	AAA, AA, A	22.7%
Baa	5.9%	BBB	5.5%
Ba	1.3%	BB	1.6%
B	2.4%	B	2.9%
Caa	0.6%	CCC	0.2%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.3%.

Purchases and sales of securities, other than short-term securities, aggregated $13,922,439,000 and $14,956,787,000, respectively, of which long-term U.S. government and government agency obligations aggregated $7,149,673,000 and $7,604,560,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $276,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,799,000 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which loans were outstanding amounted to $30,799,000. The weighted average interest rate was 6.67%. Interest expense includes $137,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $27,000,000. The weighted average interest rate was 7.06%. Interest expense includes $5,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $26,559,000 or 0.1% of net assets.
Income Tax Information

At July 31, 2001, the aggregate cost of investment securities for income tax purposes was $18,693,645,000. Net unrealized appreciation aggregated $2,913,869,000, of which $3,652,039,000 related to appreciated investment securities and $738,170,000 related to depreciated investment securities.

The fund hereby designates approximately $1,052,103,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2001
Assets
Investment in securities, at value (including securities loaned of $1,238) (cost $18,663,331) - See accompanying schedule		$ 21,607,514
Commitment to sell securities on a delayed delivery basis	$ (151,219)
Receivable for securities sold on a delayed delivery basis	149,203	(2,016)
Receivable for investments sold, regular delivery		127,265
Cash		51
Receivable for fund shares sold		9,700
Dividends receivable		14,085
Interest receivable		99,805
Other receivables		44
Total assets		21,856,448
Liabilities
Payable for investments purchased Regular delivery	144,336
Delayed delivery	750,720
Payable for fund shares redeemed	27,086
Accrued management fee	7,380
Other payables and accrued expenses	4,224
Collateral on securities loaned, at value	1,322
Total liabilities		935,068
Net Assets		$ 20,921,380
Net Assets consist of:
Paid in capital		$ 17,472,505
Undistributed net investment income		116,049
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		390,644
Net unrealized appreciation (depreciation) on investments and foreign currency transactions		2,942,182
Net Assets, for 1,119,210 shares outstanding		$ 20,921,380
Net Asset Value, offering price and redemption price per share ($20,921,380 ÷ 1,119,210 shares)		$18.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2001
Investment Income Dividends		$ 236,770
Interest		571,544
Security lending		23
Total income		808,337
Expenses
Management fee	$ 89,403
Transfer agent fees	42,289
Accounting and security lending fees	1,441
Non-interested trustees' compensation	29
Custodian fees and expenses	517
Registration fees	135
Audit	256
Legal	102
Interest	142
Reports to shareholders	668
Miscellaneous	79
Total expenses before reductions	135,061
Expense reductions	(3,107)	131,954
Net investment income		676,383
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	826,333
Foreign currency transactions	(140)	826,193
Change in net unrealized appreciation (depreciation) on:
Investment securities	37,718
Assets and liabilities in foreign currencies	18
Delayed delivery commitments	(2,531)	35,205
Net gain (loss)		861,398
Net increase (decrease) in net assets resulting from operations		$ 1,537,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2001	Year ended July 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 676,383	$ 749,422
Net realized gain (loss)	826,193	1,002,759
Change in net unrealized appreciation (depreciation)	35,205	(1,529,217)
Net increase (decrease) in net assets resulting from operations	1,537,781	222,964
Distributions to shareholders From net investment income	(674,908)	(704,338)
From net realized gain	(1,106,677)	(1,227,366)
Total distributions	(1,781,585)	(1,931,704)
Share transactions Net proceeds from sales of shares	2,529,266	3,074,425
Reinvestment of distributions	1,692,134	1,840,198
Cost of shares redeemed	(4,022,247)	(7,979,378)
Net increase (decrease) in net assets resulting from share transactions	199,153	(3,064,755)
Total increase (decrease) in net assets	(44,651)	(4,773,495)
Net Assets
Beginning of period	20,966,031	25,739,526
End of period (including undistributed net investment income of $116,049 and $108,465, respectively)	$ 20,921,380	$ 20,966,031
Other Information Shares
Sold	134,877	163,432
Issued in reinvestment of distributions	90,330	96,294
Redeemed	(214,077)	(424,811)
Net increase (decrease)	11,130	(165,085)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 18.92	$ 20.22	$ 21.09	$ 20.37	$ 17.34
Income from Investment Operations
Net investment income B	.61	.61	.64	.69	.66
Net realized and unrealized gain (loss)	.78	(.36)	.73	1.68	4.57
Total from investment operations	1.39	.25	1.37	2.37	5.23
Less Distributions
From net investment income	(.61)	(.58)	(.68)	(.69)	(.66)
From net realized gain	(1.01)	(.97)	(1.56)	(.96)	(1.54)
Total distributions	(1.62)	(1.55)	(2.24)	(1.65)	(2.20)
Net asset value, end of period	$ 18.69	$ 18.92	$ 20.22	$ 21.09	$ 20.37
Total Return A	7.56%	1.34%	8.03%	12.56%	33.63%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 20,921	$ 20,966	$ 25,740	$ 24,940	$ 22,327
Ratio of expenses to average net assets	.64%	.64%	.64%	.64%	.67%
Ratio of expenses to average net assets after all expense reductions	.63% C	.63% C	.63% C	.63% C	.66% C
Ratio of net investment income to average net assets	3.23%	3.24%	3.23%	3.40%	3.69%
Portfolio turnover rate	67%	62%	80%	84%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Net investment income per share has been calculated based on average shares outstanding during the period.

C FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2001

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign equity securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, defaulted bonds, market discount, contingent interest, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective August 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2167% to .5200% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .43% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees of the fund were equivalent to an annual rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Cash Central Funds. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Cash Central Fund and the Fidelity Securities Lending Cash Central Fund (the Cash Funds) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Funds are open-end money market funds available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Funds seek preservation of capital, liquidity, and current income and do not pay a management fee. Income distributions from the Cash Funds are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as either interest income or security lending income in the accompanying financial statements.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

8. Expense Reductions.

Certain security trades were directed to brokers who paid $1,410,000 of the fund's expenses. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $22,000 and $1,675,000, respectively.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at July 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
September 10, 2001

Annual Report

Distributions

The Board of Trustees of Fidelity Puritan Fund voted to pay on September 10, 2001, to shareholders of record at the opening of business on September 7, 2001, a distribution of $.34 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.14 per share from net investment income.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends.

A total of 9.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 24%, 24%, 36%, and 36% of the dividends distributed in September 2000, December 2000, March 2001 and June 2001, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2002 of amounts for use in preparing 2001 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 30, 2001. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VIII, Section 4 of the Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,532,206,050.95	89.818
Against	697,230,441.36	4.309
Abstain	950,169,920.68	5.873
TOTAL	16,179,606,412.99	100.000

PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Declaration of Trust.*
	# of Votes Cast	% of Votes Cast
Affirmative	14,194,384,551.81	87.730
Against	1,022,351,670.24	6.319
Abstain	962,870,190.93	5.951
TOTAL	16,179,606,412.98	100.000
PROPOSAL 3
To elect the fourteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	15,695,353,116.76	97.007
Withheld	484,253,295.99	2.993
TOTAL	16,179,606.412.75	100.000
Ralph F. Cox
Affirmative	15,676,811,866.64	96.892
Withheld	502,794,546.11	3.108
TOTAL	16,179,606,412.75	100.000
Phyllis Burke Davis
Affirmative	15,676,073,133.52	96.888
Withheld	503,533,279.23	3.112
TOTAL	16,179,606,412.75	100.000
	# of Votes Cast	% of Votes Cast
Robert M. Gates
Affirmative	15,684,671,722.19	96.941
Withheld	494,934,690.56	3.059
TOTAL	16,179,606,412.75	100.000
Abigail P. Johnson
Affirmative	15,651,007,191.30	96.733
Withheld	528,599,221.45	3.267
TOTAL	16,179,606,412.75	100.000
Edward C. Johnson 3d
Affirmative	15,681,572,415.80	96.922
Withheld	498,033,996.95	3.078
TOTAL	16,179,606,412.75	100.000
Donald J. Kirk
Affirmative	15,695,583,911.90	97.008
Withheld	484,022,500.85	2.992
TOTAL	16,179,606,412.75	100.000
Marie L. Knowles
Affirmative	15,696,572,169.59	97.015
Withheld	483,034,243.16	2.985
TOTAL	16,179,606,412.75	100.000
Ned C. Lautenbach
Affirmative	15,706,047,295.42	97.073
Withheld	473,559,117.33	2.927
TOTAL	16,179,606,412.75	100.000
Peter S. Lynch
Affirmative	15,707,601,214.14	97.083
Withheld	472,005,198.61	2.917
TOTAL	16,179,606,412.75	100.000
Marvin L. Mann
Affirmative	15,690,908,845.92	96.980
Withheld	488,697,566.83	3.020
TOTAL	16,179,606,412.75	100.000
	# of Votes Cast	% of Votes Cast
William O. McCoy
Affirmative	15,693,616,229.08	96.996
Withheld	485,990,183.67	3.004
TOTAL	16,179,606,412.75	100.000
Robert C. Pozen
Affirmative	15,695,097,444.82	97.005
Withheld	484,508,967.93	2.995
TOTAL	16,179,606,412.75	100.000
William S. Stavropoulos
Affirmative	15,664,932,445.44	96.819
Withheld	514,673,967.30	3.181
TOTAL	16,179,606,412.74	100.000
PROPOSAL 4
To approve an amended sub-advisory agreement with Fidelity Management & Research (Far East) Inc. (FMR Far East) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	9,626,140,151.75	89.505
Against	440,885,949.76	4.100
Abstain	687,814,307.64	6.395
TOTAL	10,754,840,409.15	100.000
PROPOSAL 5
To approve an amended sub-advisory agreement with Fidelity Management & Research (U.K.) Inc. (FMR U.K.) for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	9,671,103,553.96	89.923
Against	407,008,710.58	3.785
Abstain	676,728,144.61	6.292
TOTAL	10,754,840,409.15	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	9,495,989,423.45	88.295
Against	565,102,906.02	5.254
Abstain	693,748,079.68	6.451
TOTAL	10,754,840,409.15	100.000
PROPOSAL 7
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	9,496,094,044.79	88.296
Against	558,140,482.60	5.190
Abstain	700,605,881.76	6.514
TOTAL	10,754,840,409.15	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

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8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Bart A. Grenier, Vice President

Stephen R. Petersen, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

William S. Stavropoulos *

Advisory Board

Robert C. Pozen

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Chase Manhattan Bank

New York, NY

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